UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04777
MFS SERIES TRUST I
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Value Fund
Class A-MEIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$40	0.79%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFA-SEM

MFS® Value Fund
Class B-MFEBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$77	1.54%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFB-SEM

MFS® Value Fund
Class C-MEICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$77	1.54%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFC-SEM

MFS® Value Fund
Class I-MEIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$27	0.54%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFI-SEM

MFS® Value Fund
Class R1-MEIGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$77	1.54%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR1-SEM

MFS® Value Fund
Class R2-MVRRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$52	1.04%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR2-SEM

MFS® Value Fund
Class R3-MEIHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$40	0.79%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR3-SEM

MFS® Value Fund
Class R4-MEIJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$27	0.54%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR4-SEM

MFS® Value Fund
Class R6-MEIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Value Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$22	0.43%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	58,675,023,168	Portfolio Turnover Rate (%):	6
Total Number of Holdings:	72
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Financials	29.9%
Industrials	15.9%
Health Care	15.1%
Utilities	8.9%
Consumer Staples	7.7%
Information Technology	7.4%
Energy	6.2%
Consumer Discretionary	3.4%
Materials	2.5%
Real Estate	2.0%
Top ten holdings
Progressive Corp.	4.4%
JPMorgan Chase & Co.	4.3%
Cigna Group	3.0%
McKesson Corp.	2.9%
Marsh & McLennan Cos., Inc.	2.5%
Aon PLC	2.3%
American Express Co.	2.3%
Morgan Stanley	2.3%
RTX Corp.	2.2%
Johnson & Johnson	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
EIFR6-SEM

MFS® Low Volatility Global
Equity Fund
Class A-MVGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$49	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOA-SEM

MFS® Low Volatility Global
Equity Fund
Class B-MVGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$86	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOB-SEM

MFS® Low Volatility Global
Equity Fund
Class C-MVGCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$86	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOC-SEM

MFS® Low Volatility Global
Equity Fund
Class I-MVGIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$37	0.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOI-SEM

MFS® Low Volatility Global
Equity Fund
Class R1-MVGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$86	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR1-SEM

MFS® Low Volatility Global
Equity Fund
Class R2-MVGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.24%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR2-SEM

MFS® Low Volatility Global
Equity Fund
Class R3-MVGLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$49	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR3-SEM

MFS® Low Volatility Global
Equity Fund
Class R4-MVGMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$37	0.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR4-SEM

MFS® Low Volatility Global
Equity Fund
Class R6-MVGNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Global Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$32	0.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	265,320,966	Portfolio Turnover Rate (%):	12
Total Number of Holdings:	105
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.0%
Money Market Funds	0.0%
Top ten holdings
McKesson Corp.	3.3%
DBS Group Holdings Ltd.	3.2%
Colgate-Palmolive Co.	2.8%
Roche Holding AG	2.5%
Constellation Software, Inc.	2.4%
Microsoft Corp.	2.2%
Johnson & Johnson	2.2%
Koninklijke KPN N.V.	2.1%
Franco-Nevada Corp.	2.1%
JPMorgan Chase & Co.	2.0%
Issuer country weightings
United States	56.5%
Canada	7.2%
Japan	6.3%
Singapore	6.0%
Switzerland	3.9%
United Kingdom	3.3%
Thailand	2.9%
Philippines	2.7%
France	2.1%
Other Countries	9.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVOR6-SEM

MFS® Low Volatility
Equity Fund
Class A-MLVAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.90%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUA-SEM

MFS® Low Volatility
Equity Fund
Class B-MLVBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$82	1.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUB-SEM

MFS® Low Volatility
Equity Fund
Class C-MLVGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUC-SEM

MFS® Low Volatility
Equity Fund
Class I-MLVHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUI-SEM

MFS® Low Volatility
Equity Fund
Class R1-MLVMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$82	1.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR1-SEM

MFS® Low Volatility
Equity Fund
Class R2-MLVOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.15%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR2-SEM

MFS® Low Volatility
Equity Fund
Class R3-MLVPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.90%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR3-SEM

MFS® Low Volatility
Equity Fund
Class R4-MLVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.65%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR4-SEM

MFS® Low Volatility
Equity Fund
Class R6-MLVTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Low Volatility Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.57%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	392,353,011	Portfolio Turnover Rate (%):	11
Total Number of Holdings:	106
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	99.8%
Money Market Funds	0.2%
Equity sectors
Information Technology	23.3%
Health Care	15.4%
Financials	14.2%
Industrials	11.4%
Consumer Staples	10.6%
Consumer Discretionary	6.4%
Utilities	5.3%
Real Estate	5.3%
Communication Services	4.3%
Materials	2.4%
Energy	1.2%
Top ten holdings
McKesson Corp.	3.1%
Johnson & Johnson	3.0%
Motorola Solutions, Inc.	2.7%
TE Connectivity PLC	2.6%
Teledyne Technologies, Inc.	2.5%
Amphenol Corp., "A"	2.4%
General Mills, Inc.	2.4%
Visa, Inc., "A"	2.3%
Cognizant Technology Solutions Corp., "A"	2.3%
Accenture PLC, "A"	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LVUR6-SEM

MFS® U.S. Government Cash Reserve Fund
Class A-MSRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMA-SEM

MFS® U.S. Government Cash Reserve Fund
Class B-MCRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMB-SEM

MFS® U.S. Government Cash Reserve Fund
Class C-MCCXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMC-SEM

MFS® U.S. Government Cash Reserve Fund
Class I-CRHXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMI-SEM

MFS® U.S. Government Cash Reserve Fund
Class R1-CRVXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR1-SEM

MFS® U.S. Government Cash Reserve Fund
Class R2-CRMXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR2-SEM

MFS® U.S. Government Cash Reserve Fund
Class R3-CRJXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR3-SEM

MFS® U.S. Government Cash Reserve Fund
Class R4-CRKXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$21	0.42%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR4-SEM

MFS® U.S. Government Cash Reserve Fund
Class R6-CRRXX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS U.S. Government Cash Reserve Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.37%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	475,673,395
Total Number of Holdings:	19
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	66.9%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	33.1%
Composition including fixed income credit quality
A-1+	61.8%
A-1	38.2%
Maturity breakdown
0 - 7 days	37.0%
8 - 29 days	19.7%
30 - 59 days	25.7%
60 - 89 days	12.8%
90 - 365 days	4.8%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, and statement of additional information online at funds.mfs.com. The fund’s holdings as of each month end and the fund’s Form N-MFP reports are available online at mfs.com/mm-reports. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
LMMR6-SEM

MFS® New Discovery Fund
Class A-MNDAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$62	1.27%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFA-SEM

MFS® New Discovery Fund
Class B-MNDBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	2.02%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFB-SEM

MFS® New Discovery Fund
Class C-MNDCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	2.02%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFC-SEM

MFS® New Discovery Fund
Class I-MNDIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$50	1.02%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFI-SEM

MFS® New Discovery Fund
Class R1-MNDGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$99	2.02%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR1-SEM

MFS® New Discovery Fund
Class R2-MNDRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$75	1.52%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR2-SEM

MFS® New Discovery Fund
Class R3-MNDHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$62	1.27%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR3-SEM

MFS® New Discovery Fund
Class R4-MNDJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$50	1.02%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR4-SEM

MFS® New Discovery Fund
Class R6-MNDKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS New Discovery Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.89%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,085,239,585	Portfolio Turnover Rate (%):	32
Total Number of Holdings:	115
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	96.1%
Money Market Funds	3.9%
Equity sectors
Health Care	25.3%
Industrials	20.0%
Information Technology	18.9%
Consumer Discretionary	10.2%
Financials	7.5%
Energy	4.9%
Real Estate	3.4%
Consumer Staples	3.2%
Materials	2.4%
Communication Services	0.3%
Top ten holdings
RB Global, Inc.	2.1%
Crane Co.	2.0%
U.S. Foods Holding Corp.	1.8%
CACI International, Inc., "A"	1.7%
Independence Realty Trust, Inc., REIT	1.6%
Flowserve Corp.	1.6%
Genius Sports Ltd.	1.6%
Schrodinger, Inc.	1.6%
SentinelOne, Inc., "A"	1.5%
Hamilton Lane, Inc., "A"	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDFR6-SEM

MFS® Core Equity Fund
Class A-MRGAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$45	0.88%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIA-SEM

MFS® Core Equity Fund
Class B-MRGBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.63%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIB-SEM

MFS® Core Equity Fund
Class C-MRGCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.63%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIC-SEM

MFS® Core Equity Fund
Class I-MRGRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$32	0.63%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGII-SEM

MFS® Core Equity Fund
Class R1-MRGGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.63%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR1-SEM

MFS® Core Equity Fund
Class R2-MRERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$57	1.13%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR2-SEM

MFS® Core Equity Fund
Class R3-MRGHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$45	0.88%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR3-SEM

MFS® Core Equity Fund
Class R4-MRGJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$32	0.63%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR4-SEM

MFS® Core Equity Fund
Class R6-MRGKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$28	0.55%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	6,624,975,483	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	192
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	100.1%
Money Market Funds	0.0%
Securities Sold Short	(0.1)%
Global equity sectors
Technology	29.5%
Financial Services	14.7%
Capital Goods	13.5%
Health Care	11.7%
Consumer Cyclicals	11.5%
Communication Services	9.4%
Energy	6.1%
Consumer Staples	3.6%
Top ten holdings
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.8%
NVIDIA Corp.	4.2%
Meta Platforms, Inc., "A"	3.0%
Alphabet, Inc., "A"	3.0%
Apple, Inc.	2.5%
JPMorgan Chase & Co.	2.0%
Visa, Inc., "A"	1.9%
Johnson & Johnson	1.6%
AbbVie, Inc.	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RGIR6-SEM

MFS® Research
International Fund
Class A-MRSAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$48	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFA-SEM

MFS® Research
International Fund
Class B-MRIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$85	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFB-SEM

MFS® Research
International Fund
Class C-MRICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$85	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFC-SEM

MFS® Research
International Fund
Class I-MRSIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$36	0.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFI-SEM

MFS® Research
International Fund
Class R1-MRSGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$85	1.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR1-SEM

MFS® Research
International Fund
Class R2-MRSRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$61	1.24%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR2-SEM

MFS® Research
International Fund
Class R3-MRSHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$48	0.99%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR3-SEM

MFS® Research
International Fund
Class R4-MRSJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$36	0.74%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR4-SEM

MFS® Research
International Fund
Class R6-MRSKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Research International Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$31	0.64%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	16,297,524,207	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	110
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.6%
Money Market Funds	1.4%
Top ten holdings
Schneider Electric SE	3.5%
Linde PLC	2.9%
Roche Holding AG	2.9%
Hitachi Ltd.	2.4%
Novo Nordisk A.S., "B"	2.4%
Nestle S.A.	2.3%
LVMH Moet Hennessy Louis Vuitton SE	2.1%
NatWest Group PLC	1.9%
Barclays PLC	1.8%
Aon PLC	1.8%
Issuer country weightings
Japan	17.5%
France	14.4%
United Kingdom	13.1%
United States	10.3%
Switzerland	8.8%
Germany	5.8%
Netherlands	5.0%
Australia	3.1%
Denmark	3.0%
Other Countries	19.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
RIFR6-SEM

MFS® Technology Fund
Class A-MTCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$57	1.10%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTA-SEM

MFS® Technology Fund
Class B-MTCBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$96	1.86%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTB-SEM

MFS® Technology Fund
Class C-MTCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$96	1.86%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTC-SEM

MFS® Technology Fund
Class I-MTCIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$44	0.85%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTI-SEM

MFS® Technology Fund
Class R1-MTCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$96	1.86%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR1-SEM

MFS® Technology Fund
Class R2-MTERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$70	1.35%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR2-SEM

MFS® Technology Fund
Class R3-MTCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$57	1.10%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR3-SEM

MFS® Technology Fund
Class R4-MTCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$44	0.85%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR4-SEM

MFS® Technology Fund
Class R6-MTCLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Technology Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$40	0.77%
FUND STATISTICS AS OF 2/28/25
Net Assets ($):	2,053,482,986	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	57
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Top ten holdings
Meta Platforms, Inc., "A"	11.7%
Alphabet, Inc., "A"	7.6%
Microsoft Corp.	7.0%
Apple, Inc.	6.3%
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.5%
Salesforce, Inc.	3.4%
Oracle Corp.	3.3%
Accenture PLC, "A"	2.7%
ServiceNow, Inc.	2.7%
Top five industries
Computer Software	32.7%
Interactive Media Services	20.6%
Computer Software - Systems	18.3%
Electronics	16.4%
Business Services	6.0%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
SCTR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS U.S. Government Cash Reserve Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS U.S. Government Cash Reserve Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 66.8%
Fannie Mae, 4.27%, due 4/16/2025	$19,650,000	$ 19,543,541
Federal Farm Credit Bank, 4.26%, due 3/14/2025	12,100,000	12,081,430
Federal Farm Credit Bank, 4.44%, due 5/05/2025	11,100,000	11,012,819
Federal Farm Credit Bank, 4.24%, due 6/04/2025	10,300,000	10,186,385
Federal Home Loan Bank, 4.42%, due 3/21/2025	12,400,000	12,369,999
Federal Home Loan Bank, 4.25%, due 4/02/2025	12,250,000	12,204,212
Federal Home Loan Bank, 4.28%, due 5/09/2025	10,800,000	10,712,439
Federal Home Loan Bank, 4.26%, due 5/21/2025	9,250,000	9,162,483
Federal Home Loan Bank, 4.26%, due 5/30/2025	12,800,000	12,665,440
Freddie Mac, 4.23%, due 3/25/2025	15,000,000	14,958,100
U.S. Treasury Bill, 4.25%, due 3/06/2025	18,600,000	18,589,058
U.S. Treasury Bill, 4.42%, due 3/11/2025	32,500,000	32,460,620
U.S. Treasury Bill, 4.44%, due 3/18/2025	21,900,000	21,854,709
U.S. Treasury Bill, 4.26%, due 4/01/2025	18,050,000	17,984,058
U.S. Treasury Bill, 4.31%, due 4/08/2025	39,900,000	39,720,456
U.S. Treasury Bill, 4.24%, due 4/17/2025	32,600,000	32,421,682
U.S. Treasury Bill, 4.26%, due 5/08/2025	30,000,000	29,760,867
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$317,688,298
Repurchase Agreements – 33.1%
BofA Securities, Inc. Repurchase Agreement, 4.35%, dated 2/28/2025, due 3/03/2025, total to be received $78,727,528 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $80,452,344)	$78,699,000	$ 78,699,000
Fixed Income Clearing Corp. – State Street Bank & Trust Co. Repurchase Agreement, 4.34%, dated 2/28/2025, due 3/03/2025, total to be received $78,727,545 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $80,273,257)	78,699,082	78,699,082
Total Repurchase Agreements, at Cost and Value		$157,398,082
Other Assets, Less Liabilities – 0.1%		587,015
Net Assets – 100.0%		$475,673,395
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
LMMFS-SEM
1

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at cost and value	$317,688,298
Investments in unaffiliated repurchase agreements, at cost and value	157,398,082
Cash	1
Receivables for
Fund shares sold	1,168,348
Interest	18,997
Receivable from investment adviser and distributor	48,398
Other assets	16,449
Total assets	$476,338,573
Liabilities
Payables for
Distributions	$8,826
Fund shares reacquired	552,217
Payable to affiliates
Administrative services fee	423
Shareholder servicing costs	49,448
Payable for independent Trustees' compensation	4,583
Accrued expenses and other liabilities	49,681
Total liabilities	$665,178
Net assets	$475,673,395
Net assets consist of
Paid-in capital	$475,677,999
Total distributable earnings (loss)	(4,604)
Net assets	$475,673,395
Shares of beneficial interest outstanding	475,903,073
	Net assets	Shares outstanding	Net asset value per share
Class A	$153,510,355	153,583,691	$1.00
Class B	1,488,566	1,489,358	1.00
Class C	10,494,480	10,499,732	1.00
Class I	27,424,864	27,438,354	1.00
Class R1	6,789,097	6,792,381	1.00
Class R2	15,713,808	15,721,373	1.00
Class R3	11,566,956	11,572,382	1.00
Class R4	62,803	62,836	1.00
Class R6	248,622,466	248,742,966	1.00
A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
2

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Interest	$11,143,420
Other	77
Total investment income	$11,143,497
Expenses
Management fee	$951,111
Distribution and service fees	355,667
Shareholder servicing costs	182,100
Administrative services fee	38,967
Independent Trustees' compensation	5,337
Custodian fee	11,072
Shareholder communications	5,935
Audit and tax fees	24,908
Legal fees	1,227
Miscellaneous	99,655
Total expenses	$1,675,979
Reduction of expenses by investment adviser and distributor	(737,390)
Net expenses	$938,589
Net investment income (loss)	$10,204,908
Change in net assets from operations	$10,204,908
See Notes to Financial Statements
3

MFS U.S. Government Cash Reserve Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$10,204,908	$23,552,542
Net realized gain (loss)	—	5,130
Change in net assets from operations	$10,204,908	$23,557,672
Total distributions to shareholders	$(10,204,908)	$(23,552,542)
Change in net assets from fund share transactions	$(517,788)	$(2,521,603)
Total change in net assets	$(517,788)	$(2,516,473)
Net assets
At beginning of period	476,191,183	478,707,656
At end of period	$475,673,395	$476,191,183
See Notes to Financial Statements
4

MFS U.S. Government Cash Reserve Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.83	0.83	0.91	0.91	0.96
Expenses after expense reductions	0.42(a)	0.42	0.43	0.21	0.05	0.44
Net investment income (loss)	4.26(a)	4.95	3.74	0.33	0.00	0.44
Net assets at end of period (000 omitted)	$153,510	$154,821	$161,677	$173,514	$128,482	$140,426
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.58	1.66	1.66	1.71
Expenses after expense reductions	0.42(a)	0.42	0.43	0.18	0.05	0.47
Net investment income (loss)	4.30(a)	4.95	3.68	0.25	0.00	0.49
Net assets at end of period (000 omitted)	$1,489	$2,261	$3,501	$5,194	$6,792	$9,528

See Notes to Financial Statements
5

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.58	1.66	1.66	1.71
Expenses after expense reductions	0.42(a)	0.42	0.43	0.25	0.05	0.40
Net investment income (loss)	4.32(a)	4.95	3.56	0.40	0.00	0.37
Net assets at end of period (000 omitted)	$10,494	$16,698	$22,344	$43,674	$23,748	$34,508
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.58	0.58	0.66	0.65	0.69
Expenses after expense reductions	0.42(a)	0.42	0.43	0.20	0.05	0.23
Net investment income (loss)	4.18(a)	4.94	3.75	0.29	0.00	0.06
Net assets at end of period (000 omitted)	$27,425	$16,666	$17,492	$17,382	$12,819	$9,797

See Notes to Financial Statements
6

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.58(a)	1.58	1.58	1.66	1.65	1.71
Expenses after expense reductions	0.42(a)	0.42	0.43	0.19	0.05	0.47
Net investment income (loss)	4.26(a)	4.94	3.70	0.27	0.00	0.48
Net assets at end of period (000 omitted)	$6,789	$6,911	$6,818	$9,298	$8,761	$9,209
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.01
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.08	1.08	1.16	1.16	1.21
Expenses after expense reductions	0.42(a)	0.42	0.43	0.19	0.05	0.48
Net investment income (loss)	4.28(a)	4.94	3.67	0.26	0.00	0.51
Net assets at end of period (000 omitted)	$15,714	$17,302	$17,342	$23,726	$26,432	$33,676

See Notes to Financial Statements
7

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.06	3.82	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.83(a)	0.83	0.83	0.91	0.90	0.96
Expenses after expense reductions	0.42(a)	0.42	0.43	0.19	0.05	0.44
Net investment income (loss)	4.29(a)	4.95	3.74	0.29	0.00	0.44
Net assets at end of period (000 omitted)	$11,567	$13,686	$19,628	$21,166	$21,266	$24,536
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.00(w)	$0.00	$0.01
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.00)(w)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.13(n)	5.05	3.83	0.28	0.00	0.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.58(a)	0.58	0.58	0.66	0.65	0.71
Expenses after expense reductions	0.42(a)	0.42	0.43	0.19	0.05	0.49
Net investment income (loss)	4.26(a)	4.94	3.77	0.27	0.00	0.54
Net assets at end of period (000 omitted)	$63	$61	$2,787	$2,684	$2,676	$2,709

See Notes to Financial Statements
8

MFS U.S. Government Cash Reserve Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.04	$0.01	$0.00	$0.00(w)
Net realized and unrealized gain (loss)	—	0.00(w)	—	(0.01)	0.00(w)	0.00(w)
Total from investment operations	$0.02	$0.05	$0.04	$0.00(w)	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
From net realized gain	—	—	—	(0.00)(w)	—	—
Total distributions declared to shareholders	$(0.02)	$(0.05)	$(0.04)	$(0.00)(w)	$—	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (r)(t)	2.16(n)	5.11	3.89	0.30	0.00	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.53(a)	0.53	0.53	0.56	0.59	0.65
Expenses after expense reductions	0.37(a)	0.37	0.37	0.37	0.05	0.42
Net investment income (loss)	4.32(a)	4.99	3.85	0.99	0.00	0.46
Net assets at end of period (000 omitted)	$248,622	$247,786	$227,118	$211,381	$113	$113
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Cash Reserve Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
10

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$475,086,380	$—	$475,086,380
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into bilateral repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties, some of which may be novated to the clearing agency, Fixed Income Clearing Corporation (FICC). Each repurchase agreement is recorded at cost. For both bilateral and cleared repurchase agreements, the fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. On a daily basis, the fund monitors the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. In the event of default, the settlement of a cleared repurchase agreement is guaranteed by FICC. Upon an event of default on a bilateral repurchase agreement, the non-defaulting party may close out all transactions traded under a Master Repurchase Agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At February 28, 2025, the fund had investments in repurchase agreements with a gross value of $157,398,082 in the Statement of Assets and Liabilities.  The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended August 31, 2024, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$23,552,542
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$475,086,380
As of 8/31/24
Undistributed ordinary income	10,278
Other temporary differences	(14,882)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
11

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$3,256,285	$7,784,385
Class B	40,920	144,548
Class C	279,378	843,611
Class I	458,561	811,598
Class R1	146,686	338,796
Class R2	351,593	877,023
Class R3	258,798	762,991
Class R4	1,313	115,505
Class R6	5,411,374	11,874,085
Total	$10,204,908	$23,552,542
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $32,478, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%	0.37%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $349,245, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD.  MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
12

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.00%	$ 190,881
Class B	0.75%	0.25%	1.00%	0.00%	9,511
Class C	0.75%	0.25%	1.00%	0.00%	64,708
Class R1	0.75%	0.25%	1.00%	0.00%	34,393
Class R2	0.25%	0.25%	0.50%	0.00%	41,094
Class R3	—	0.25%	0.25%	0.00%	15,080
Total Distribution and Service Fees					$355,667
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has agreed in writing to waive any distribution and/or service fees for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31,2025. These reductions, for the six months ended February 28, 2025, for Class A, Class B, Class C, Class R1, Class R2, and Class R3 shares, amounted to $190,881, $9,511, $64,708, $34,393, $41,094, and $15,080, respectively, and are included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares acquired through an exchange may be subject to a contingent deferred sales charge (CDSC) upon redemption depending on when the shares exchanged were originally purchased. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$3,283
Class B	184
Class C	341
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $86,572, which equated to 0.0364% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $95,528.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0164% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees.  As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $150 and is included in “Independent Trustees’ compensation” in the Statement
13

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
of Operations for the six months ended February 28, 2025. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,634 at February 28, 2025, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities. The deferred retirement benefits compensation fee is accrued daily and paid monthly.
Other — MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
6/26/2024	Redemption	Class R4	2,842,000	$2,842,000
8/19/2024	Redemption	Class B	2	2
8/19/2024	Redemption	Class I	2	2
8/19/2024	Redemption	Class R2	2	2
8/19/2024	Redemption	Class R3	2	2
 At February 28, 2025, MFS held 100% of the outstanding shares of Class R4.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Shares sold
Class A	42,082,226	68,515,243
Class B	151,899	655,982
Class C	2,608,375	13,716,079
Class I	15,316,756	7,682,907
Class R1	745,458	1,031,907
Class R2	2,845,225	4,595,033
Class R3	2,229,502	8,179,405
Class R6	38,739,728	77,600,193
	104,719,169	181,976,749
Shares issued to shareholders in reinvestment of distributions
Class A	3,186,952	7,628,794
Class B	40,380	140,228
Class C	261,640	816,270
Class I	448,083	794,143
Class R1	146,680	338,819
Class R2	351,593	877,088
Class R3	258,798	763,613
Class R4	1,313	115,516
Class R6	5,411,374	11,875,106
	10,106,813	23,349,577
14

MFS U.S. Government Cash Reserve Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25	Year ended 8/31/24
Shares reacquired
Class A	(46,581,158)	(83,004,655)
Class B	(964,747)	(2,037,370)
Class C	(9,076,046)	(20,181,900)
Class I	(5,000,355)	(9,303,738)
Class R1	(1,013,873)	(1,277,625)
Class R2	(4,785,773)	(5,512,430)
Class R3	(4,608,108)	(14,888,781)
Class R4	—	(2,842,000)
Class R6	(43,313,710)	(68,799,430)
	(115,343,770)	(207,847,929)
Net change
Class A	(1,311,980)	(6,860,618)
Class B	(772,468)	(1,241,160)
Class C	(6,206,031)	(5,649,551)
Class I	10,764,484	(826,688)
Class R1	(121,735)	93,101
Class R2	(1,588,955)	(40,309)
Class R3	(2,119,808)	(5,945,763)
Class R4	1,313	(2,726,484)
Class R6	837,392	20,675,869
	(517,788)	(2,521,603)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on May 29, 2020, the fund was closed to all purchases subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $1,140 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
15

MFS U.S. Government Cash Reserve Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
16

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS U.S. Government Cash Reserve Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS U.S. Government Cash Reserve Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
17

MFS Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Equity Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Aerospace & Defense – 1.7%
Boeing Co. (a)	14,053	$ 2,454,076
General Dynamics Corp.	69,015	17,433,189
General Electric Co.	194,987	40,358,409
Howmet Aerospace, Inc.	215,042	29,374,737
Leidos Holdings, Inc.	124,225	16,145,523
Standard Aero, Inc. (a)	261,276	7,375,822
		$113,141,756
Alcoholic Beverages – 0.1%
Constellation Brands, Inc., “A”	51,840	$ 9,097,920
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	230,208	$ 18,285,421
VF Corp.	284,187	7,084,782
		$25,370,203
Automotive – 1.8%
Aptiv PLC (a)	555,506	$ 36,174,551
LKQ Corp.	485,398	20,478,941
Tesla, Inc. (a)	211,245	61,890,560
		$118,544,052
Biotechnology – 0.1%
Illumina, Inc. (a)	64,998	$ 5,767,922
Broadcasting – 1.6%
Omnicom Group, Inc.	107,340	$ 8,883,458
Spotify Technology S.A. (a)	89,253	54,266,717
Walt Disney Co.	360,329	41,005,440
		$104,155,615
Brokerage & Asset Managers – 2.0%
Blue Owl Capital, Inc.	393,246	$ 8,466,586
Charles Schwab Corp.	317,919	25,284,098
CME Group, Inc.	124,700	31,645,119
KKR & Co., Inc.	315,918	42,835,322
Raymond James Financial, Inc.	86,224	13,336,266
TPG, Inc.	214,607	11,837,722
		$133,405,113
Business Services – 3.9%
Accenture PLC, “A”	30,590	$ 10,660,615
Equifax, Inc.	75,712	18,564,582
Fidelity National Information Services, Inc.	207,035	14,724,329
Fiserv, Inc. (a)	116,347	27,421,824
TransUnion	904,942	83,643,789
TriNet Group, Inc.	934,291	68,866,590
Verisk Analytics, Inc., “A”	75,682	22,470,743
RGIFS-SEM
1

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
Zscaler, Inc. (a)	73,487	$ 14,420,354
		$260,772,826
Chemicals – 0.4%
Eastman Chemical Co.	127,396	$ 12,465,699
Element Solutions, Inc.	540,927	14,123,604
		$26,589,303
Computer Software – 12.1%
Atlassian Corp. (a)	210,012	$ 59,698,011
Cadence Design Systems, Inc. (a)	242,597	60,770,548
Check Point Software Technologies Ltd. (a)	31,490	6,935,987
Dun & Bradstreet Holdings, Inc.	6,943,761	62,979,912
Elastic N.V. (a)	180,491	21,001,933
Flywire Corp. (a)	218,444	2,490,262
Guidewire Software, Inc. (a)	147,826	29,760,330
HubSpot, Inc. (a)	27,692	20,048,731
Microsoft Corp. (s)	1,004,546	398,794,717
nCino, Inc. (a)	204,613	6,406,433
Okta, Inc. (a)	164,884	14,920,353
Pegasystems, Inc.	177,458	13,932,228
Salesforce, Inc.	265,026	78,937,994
Thryv, Inc. (a)	346,455	5,972,884
Tyler Technologies, Inc. (a)	28,890	17,577,543
		$800,227,866
Computer Software - Systems – 4.0%
Apple, Inc. (s)	678,354	$ 164,053,131
CDW Corp.	332,999	59,340,422
EPAM Systems, Inc. (a)	88,897	18,325,228
Insight Enterprises, Inc. (a)	145,364	22,368,612
		$264,087,393
Construction – 1.7%
Builders FirstSource, Inc. (a)	167,015	$ 23,213,415
CRH PLC	355,642	36,460,418
Ferguson Enterprises, Inc.	57,459	10,198,973
Mohawk Industries, Inc. (a)	112,348	13,211,001
Sherwin-Williams Co.	42,109	15,254,827
Sun Communities, Inc., REIT	90,581	12,332,603
		$110,671,237
Consumer Products – 1.3%
Colgate-Palmolive Co.	253,519	$ 23,113,327
e.l.f. Beauty, Inc. (a)	55,653	3,909,624
International Flavors & Fragrances, Inc.	88,411	7,232,904
Kenvue, Inc.	1,165,882	27,514,815
Procter & Gamble Co.	139,436	24,239,554
		$86,010,224
2

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.2%
Booking Holdings, Inc.	11,470	$ 57,533,635
Bright Horizons Family Solutions, Inc. (a)	67,171	8,709,392
Grand Canyon Education, Inc. (a)	66,793	12,010,717
		$78,253,744
Containers – 0.2%
Smurfit Westrock PLC	279,371	$ 14,546,848
Electrical Equipment – 1.8%
AMETEK, Inc.	152,570	$ 28,881,501
Amphenol Corp., “A”	435,227	28,986,118
Emerson Electric Co.	261,770	31,833,850
TE Connectivity PLC	90,110	13,879,643
W.W. Grainger, Inc.	12,925	13,199,139
		$116,780,251
Electronics – 8.5%
Analog Devices, Inc.	213,629	$ 49,147,488
Applied Materials, Inc.	249,201	39,391,202
Lam Research Corp.	699,367	53,669,424
MACOM Technology Solutions Holdings, Inc. (a)	30,728	3,554,001
Marvell Technology, Inc.	939,182	86,235,691
Monolithic Power Systems, Inc.	28,184	17,220,706
NVIDIA Corp.	2,187,507	273,263,374
NXP Semiconductors N.V.	139,161	30,001,720
Onto Innovation, Inc. (a)	60,523	8,815,780
		$561,299,386
Energy - Independent – 1.7%
ConocoPhillips	413,425	$ 40,991,089
Expand Energy Corp.	131,401	12,992,931
Hess Corp.	240,078	35,757,217
Permian Resources Corp.	615,796	8,676,566
Phillips 66	69,094	8,960,801
Valero Energy Corp.	61,336	8,018,455
		$115,397,059
Energy - Integrated – 1.0%
Exxon Mobil Corp. (s)	571,700	$ 63,647,361
Energy - Renewables – 0.2%
GE Vernova, Inc.	42,274	$ 14,169,399
Engineering - Construction – 0.5%
APi Group, Inc. (a)	422,592	$ 16,595,188
Jacobs Solutions, Inc.	104,070	13,332,408
		$29,927,596
3

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 1.6%
Coca-Cola Europacific Partners PLC	308,337	$ 26,597,149
Mondelez International, Inc.	472,230	30,331,333
PepsiCo, Inc.	300,023	46,044,530
		$102,973,012
Gaming & Lodging – 0.7%
DraftKings, Inc. (a)	193,897	$ 8,504,322
Hilton Worldwide Holdings, Inc.	117,525	31,139,424
International Game Technology PLC	290,777	5,155,476
Viking Holdings Ltd. (a)	85,407	4,108,077
		$48,907,299
Health Maintenance Organizations – 1.0%
Cigna Group	180,626	$ 55,786,340
Humana, Inc.	45,687	12,354,679
		$68,141,019
Insurance – 4.1%
American International Group, Inc.	301,994	$ 25,047,382
Aon PLC	156,609	64,071,874
Arthur J. Gallagher & Co.	125,790	42,484,315
Assurant, Inc.	56,021	11,646,206
AXIS Capital Holdings Ltd.	66,489	6,441,454
Chubb Ltd.	160,432	45,800,127
Corebridge Financial, Inc.	541,168	18,767,706
Principal Financial Group, Inc.	154,818	13,784,995
Selective Insurance Group, Inc.	64,376	5,539,233
Voya Financial, Inc.	183,452	13,256,242
Willis Towers Watson PLC	74,332	25,246,864
		$272,086,398
Interactive Media Services – 5.9%
Alphabet, Inc., “A” (s)	1,144,541	$ 194,892,441
Meta Platforms, Inc., “A”	294,568	196,830,338
		$391,722,779
Leisure & Toys – 0.5%
Brunswick Corp.	76,226	$ 4,638,352
Electronic Arts, Inc.	56,978	7,356,999
Hasbro, Inc.	119,854	7,803,694
Take-Two Interactive Software, Inc. (a)	71,521	15,161,022
		$34,960,067
Machinery & Tools – 2.8%
Crane Co.	96,683	$ 15,758,362
Deere & Co.	49,682	23,886,609
Eaton Corp. PLC	144,717	42,448,390
Nordson Corp.	121,475	25,544,978
Pentair PLC	153,358	14,446,324
Regal Rexnord Corp.	74,645	9,659,063
Trane Technologies PLC	73,120	25,862,544
Wabtec Corp.	139,514	25,860,315
		$183,466,585
4

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 4.0%
JPMorgan Chase & Co.	503,603	$ 133,278,534
Morgan Stanley	318,723	42,425,219
PNC Financial Services Group, Inc.	230,220	44,183,822
Wells Fargo & Co.	608,682	47,671,974
		$267,559,549
Medical & Health Technology & Services – 1.0%
McKesson Corp.	62,056	$ 39,731,975
Veeva Systems, Inc. (a)	131,152	29,396,409
		$69,128,384
Medical Equipment – 4.0%
Becton, Dickinson and Co.	210,640	$ 47,505,639
Bio-Techne Corp.	315,659	19,491,943
Boston Scientific Corp. (a)	459,462	47,687,561
DexCom, Inc. (a)	115,716	10,225,823
Medtronic PLC	685,191	63,051,276
STERIS PLC	109,442	23,996,253
Waters Corp. (a)	134,902	50,903,921
		$262,862,416
Natural Gas - Pipeline – 0.6%
Cheniere Energy, Inc.	174,527	$ 39,889,891
Network & Telecom – 0.6%
Motorola Solutions, Inc.	53,513	$ 23,557,493
Qualcomm, Inc.	123,347	19,386,448
		$42,943,941
Oil Services – 0.2%
Flowco Holdings, Inc., “A” (a)	1,526	$ 39,371
TechnipFMC PLC	455,980	13,424,051
		$13,463,422
Other Banks & Diversified Financials – 3.6%
American Express Co.	105,734	$ 31,821,705
First Interstate BancSystem, Inc.	256,860	7,885,602
Moody's Corp.	64,364	32,435,594
Northern Trust Corp.	101,824	11,223,041
Pacific Premier Bancorp, Inc.	233,896	5,587,775
Popular, Inc.	181,547	18,232,765
United Community Bank, Inc.	245,694	7,918,718
Visa, Inc., “A”	345,581	125,345,685
		$240,450,885
Pharmaceuticals – 5.5%
AbbVie, Inc.	479,792	$ 100,290,922
Eli Lilly & Co.	43,170	39,743,597
Johnson & Johnson	639,082	105,461,312
Pfizer, Inc.	2,417,897	63,905,018
Vertex Pharmaceuticals, Inc. (a)	113,064	54,246,976
		$363,647,825
5

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.3%
GFL Environmental, Inc.	437,393	$ 19,752,668
Railroad & Shipping – 0.3%
Canadian Pacific Kansas City Ltd.	225,892	$ 17,601,505
Real Estate – 0.7%
Broadstone Net Lease, Inc., REIT	478,692	$ 8,065,960
Federal Realty Investment Trust, REIT	239,785	25,278,135
Jones Lang LaSalle, Inc. (a)	18,493	5,028,062
W.P. Carey, Inc., REIT	121,296	7,788,416
		$46,160,573
Real Estate - Office – 0.1%
Highwoods Properties, Inc., REIT	326,190	$ 9,501,915
Real Estate - Storage – 0.5%
Extra Space Storage, Inc., REIT	77,003	$ 11,747,578
Rexford Industrial Realty, Inc., REIT	482,639	19,942,643
		$31,690,221
Restaurants – 1.2%
Aramark	853,911	$ 31,637,403
Starbucks Corp.	254,855	29,514,758
U.S. Foods Holding Corp. (a)	223,858	16,046,141
		$77,198,302
Specialty Chemicals – 1.1%
Air Products & Chemicals, Inc.	42,072	$ 13,301,063
Corteva, Inc.	318,048	20,030,663
DuPont de Nemours, Inc.	134,591	11,005,506
Linde PLC	60,208	28,120,146
		$72,457,378
Specialty Stores – 7.4%
Amazon.com, Inc. (a)(s)	1,482,526	$ 314,710,619
BJ's Wholesale Club Holdings, Inc. (a)	522,084	52,866,226
Home Depot, Inc.	208,058	82,515,803
Ross Stores, Inc.	207,254	29,081,881
TJX Cos., Inc.	76,996	9,606,021
		$488,780,550
Telecom - Infrastructure – 0.3%
SBA Communications Corp., REIT	98,670	$ 21,500,193
Telecom Services – 1.6%
Comcast Corp., “A”	558,152	$ 20,026,494
T-Mobile USA, Inc.	323,497	87,243,906
		$107,270,400
Tobacco – 0.6%
Philip Morris International, Inc.	260,809	$ 40,498,421
6

MFS Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.4%
J.B. Hunt Transport Services, Inc.	97,960	$ 15,790,172
Saia, Inc. (a)	32,966	13,497,599
		$29,287,771
Utilities - Electric Power – 2.3%
Constellation Energy	81,790	$ 20,492,076
Duke Energy Corp.	165,346	19,426,501
Evergy, Inc.	117,807	8,118,080
Exelon Corp.	245,361	10,844,956
NextEra Energy, Inc.	352,181	24,712,541
PG&E Corp.	2,043,945	33,398,061
Sempra Energy	235,221	16,834,767
Xcel Energy, Inc.	226,687	16,344,133
		$150,171,115
Total Common Stocks (Identified Cost, $4,096,372,709)		$6,565,937,558
Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $184,650)	184,631	$ 184,650
Securities Sold Short – (0.1)%
Telecom - Infrastructure – (0.1)%
Crown Castle, Inc., REIT (Proceeds Received, $3,678,192)	(44,300)	$ (4,168,630)
Other Assets, Less Liabilities – 1.0%		63,021,905
Net Assets – 100.0%		$6,624,975,483
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $184,650 and $6,565,937,558, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At February 28, 2025, the fund had cash collateral of $20,450 and other liquid securities with an aggregate value of $14,200,246 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $4,096,372,709)	$6,565,937,558
Investments in affiliated issuers, at value (identified cost, $184,650)	184,650
Deposits with brokers for
Securities sold short	20,450
Receivables for
Investments sold	121,858,118
Fund shares sold	6,527,849
Dividends	6,628,813
Other assets	67,192
Total assets	$6,701,224,630
Liabilities
Payable to custodian	$55,484,038
Payables for
Securities sold short, at value (proceeds received, $3,678,192)	4,168,630
Investments purchased	2,008,703
Fund shares reacquired	12,960,503
Payable to affiliates
Investment adviser	183,356
Administrative services fee	3,345
Shareholder servicing costs	1,057,222
Distribution and service fees	46,102
Payable for independent Trustees' compensation	23,028
Accrued expenses and other liabilities	314,220
Total liabilities	$76,249,147
Net assets	$6,624,975,483
Net assets consist of
Paid-in capital	$3,749,110,365
Total distributable earnings (loss)	2,875,865,118
Net assets	$6,624,975,483
Shares of beneficial interest outstanding	124,450,768
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,841,610,220	55,449,736	$51.25
Class B	7,671,793	182,512	42.03
Class C	105,916,851	2,575,201	41.13
Class I	1,348,411,370	24,314,773	55.46
Class R1	7,765,695	188,763	41.14
Class R2	16,630,595	335,785	49.53
Class R3	61,815,798	1,209,943	51.09
Class R4	30,751,696	591,441	51.99
Class R6	2,204,401,465	39,602,614	55.66
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $54.38 [100 / 94.25 x $51.25]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Core Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$40,469,533
Dividends from affiliated issuers	1,011,735
Other	184,756
Income on securities loaned	5
Foreign taxes withheld	(68,029)
Total investment income	$41,598,000
Expenses
Management fee	$17,598,914
Distribution and service fees	4,306,186
Shareholder servicing costs	2,245,728
Administrative services fee	304,855
Independent Trustees' compensation	60,306
Custodian fee	72,976
Shareholder communications	156,498
Audit and tax fees	36,424
Legal fees	16,790
Dividend and interest expense on securities sold short	257,261
Interest expense and fees	89,829
Miscellaneous	153,146
Total expenses	$25,298,913
Reduction of expenses by investment adviser and distributor	(465,356)
Net expenses	$24,833,557
Net investment income (loss)	$16,764,443
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$465,731,542
Affiliated issuers	2,186
Foreign currency	(1,190)
Net realized gain (loss)	$465,732,538
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(145,697,231)
Affiliated issuers	(9,742)
Securities sold short	793,856
Net unrealized gain (loss)	$(144,913,117)
Net realized and unrealized gain (loss)	$320,819,421
Change in net assets from operations	$337,583,864
See Notes to Financial Statements
9

MFS Core Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$16,764,443	$40,490,492
Net realized gain (loss)	465,732,538	435,676,184
Net unrealized gain (loss)	(144,913,117)	937,921,401
Change in net assets from operations	$337,583,864	$1,414,088,077
Total distributions to shareholders	$(503,905,097)	$(159,486,064)
Change in net assets from fund share transactions	$(181,450,538)	$(425,922,831)
Total change in net assets	$(347,771,771)	$828,679,182
Net assets
At beginning of period	6,972,747,254	6,144,068,072
At end of period	$6,624,975,483	$6,972,747,254
See Notes to Financial Statements
10

MFS Core Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$52.69	$43.63	$40.07	$49.38	$38.41	$32.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.25	$0.15	$0.09	$0.19
Net realized and unrealized gain (loss)	2.62	9.99	4.76	(6.00)	11.50	6.41
Total from investment operations	$2.71	$10.21	$5.01	$(5.85)	$11.59	$6.60
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.29)	$(0.15)	$(0.08)	$(0.15)	$(0.15)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.15)	$(1.15)	$(1.45)	$(3.46)	$(0.62)	$(0.64)
Net asset value, end of period (x)	$51.25	$52.69	$43.63	$40.07	$49.38	$38.41
Total return (%) (r)(s)(t)(x)	5.03(n)	23.92	12.97	(12.87)	30.57	20.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.90	0.92	0.92	0.94	0.97
Expenses after expense reductions	0.88(a)	0.89	0.90	0.91	0.92	0.96
Net investment income (loss)	0.34(a)	0.47	0.63	0.35	0.22	0.56
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$2,841,610	$2,800,060	$2,356,842	$2,156,741	$2,462,032	$1,960,597
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.87(a)	0.88	0.89	0.89	0.90	0.93

See Notes to Financial Statements
11

MFS Core Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$43.82	$36.52	$33.87	$42.49	$33.24	$28.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.11)	$(0.04)	$(0.16)	$(0.19)	$(0.05)
Net realized and unrealized gain (loss)	2.18	8.34	3.99	(5.07)	9.91	5.55
Total from investment operations	$2.09	$8.23	$3.95	$(5.23)	$9.72	$5.50
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$—	$—	$—	$—
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(3.88)	$(0.93)	$(1.30)	$(3.39)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$42.03	$43.82	$36.52	$33.87	$42.49	$33.24
Total return (%) (r)(s)(t)(x)	4.62(n)	23.00	12.14	(13.52)	29.58	19.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64(a)	1.65	1.67	1.67	1.69	1.72
Expenses after expense reductions	1.63(a)	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.41)(a)	(0.28)	(0.13)	(0.42)	(0.53)	(0.18)
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$7,672	$9,486	$11,587	$15,456	$24,861	$25,018
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62(a)	1.63	1.64	1.64	1.65	1.68

See Notes to Financial Statements
12

MFS Core Equity Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$42.95	$35.88	$33.30	$41.83	$32.72	$27.86
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.11)	$(0.04)	$(0.15)	$(0.19)	$(0.05)
Net realized and unrealized gain (loss)	2.15	8.17	3.92	(4.99)	9.77	5.46
Total from investment operations	$2.06	$8.06	$3.88	$(5.14)	$9.58	$5.41
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$—	$—	$—	$(0.06)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(3.88)	$(0.99)	$(1.30)	$(3.39)	$(0.47)	$(0.55)
Net asset value, end of period (x)	$41.13	$42.95	$35.88	$33.30	$41.83	$32.72
Total return (%) (r)(s)(t)(x)	4.65(n)	22.96	12.14	(13.51)	29.62	19.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64(a)	1.65	1.67	1.67	1.69	1.72
Expenses after expense reductions	1.63(a)	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.41)(a)	(0.28)	(0.12)	(0.41)	(0.53)	(0.18)
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$105,917	$105,783	$99,365	$105,731	$140,242	$128,709
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62(a)	1.63	1.64	1.64	1.65	1.69

See Notes to Financial Statements
13

MFS Core Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$56.73	$46.84	$42.90	$52.62	$40.87	$34.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.37	$0.38	$0.29	$0.22	$0.29
Net realized and unrealized gain (loss)	2.82	10.74	5.11	(6.44)	12.24	6.82
Total from investment operations	$2.99	$11.11	$5.49	$(6.15)	$12.46	$7.11
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.36)	$(0.25)	$(0.18)	$(0.24)	$(0.22)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.26)	$(1.22)	$(1.55)	$(3.57)	$(0.71)	$(0.71)
Net asset value, end of period (x)	$55.46	$56.73	$46.84	$42.90	$52.62	$40.87
Total return (%) (r)(s)(t)(x)	5.16(n)	24.23	13.27	(12.67)	30.91	20.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64(a)	0.65	0.67	0.68	0.68	0.72
Expenses after expense reductions	0.63(a)	0.64	0.65	0.66	0.67	0.71
Net investment income (loss)	0.59(a)	0.73	0.88	0.60	0.47	0.81
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$1,348,411	$1,745,478	$1,599,892	$1,405,183	$1,416,134	$841,296
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.62(a)	0.63	0.64	0.64	0.65	0.69

See Notes to Financial Statements
14

MFS Core Equity Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$42.97	$35.90	$33.35	$41.89	$32.77	$27.84
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.11)	$(0.04)	$(0.15)	$(0.19)	$(0.06)
Net realized and unrealized gain (loss)	2.14	8.18	3.93	(5.00)	9.78	5.48
Total from investment operations	$2.05	$8.07	$3.89	$(5.15)	$9.59	$5.42
Less distributions declared to shareholders
From net investment income	$(0.00)(w)	$(0.14)	$(0.04)	$—	$—	$—
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(3.88)	$(1.00)	$(1.34)	$(3.39)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$41.14	$42.97	$35.90	$33.35	$41.89	$32.77
Total return (%) (r)(s)(t)(x)	4.63(n)	22.99	12.15	(13.52)	29.60	19.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.64(a)	1.65	1.66	1.68	1.69	1.72
Expenses after expense reductions	1.63(a)	1.64	1.65	1.66	1.67	1.71
Net investment income (loss)	(0.41)(a)	(0.28)	(0.12)	(0.41)	(0.53)	(0.20)
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$7,766	$7,533	$6,437	$2,974	$3,791	$3,816
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.62(a)	1.63	1.64	1.64	1.65	1.69

See Notes to Financial Statements
15

MFS Core Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$50.97	$42.28	$38.87	$48.04	$37.40	$31.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.10	$0.15	$0.05	$(0.01)	$0.10
Net realized and unrealized gain (loss)	2.54	9.67	4.62	(5.83)	11.20	6.24
Total from investment operations	$2.56	$9.77	$4.77	$(5.78)	$11.19	$6.34
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.22)	$(0.06)	$—	$(0.08)	$(0.06)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.00)	$(1.08)	$(1.36)	$(3.39)	$(0.55)	$(0.55)
Net asset value, end of period (x)	$49.53	$50.97	$42.28	$38.87	$48.04	$37.40
Total return (%) (r)(s)(t)(x)	4.90(n)	23.60	12.73	(13.08)	30.27	20.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.15	1.17	1.18	1.19	1.22
Expenses after expense reductions	1.13(a)	1.13	1.14	1.15	1.16	1.20
Net investment income (loss)	0.09(a)	0.23	0.39	0.11	(0.02)	0.31
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$16,631	$19,682	$19,553	$18,825	$21,214	$17,335
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.12(a)	1.12	1.13	1.13	1.14	1.17

See Notes to Financial Statements
16

MFS Core Equity Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$52.52	$43.50	$39.94	$49.22	$38.29	$32.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.22	$0.25	$0.15	$0.09	$0.19
Net realized and unrealized gain (loss)	2.62	9.95	4.75	(5.98)	11.47	6.38
Total from investment operations	$2.71	$10.17	$5.00	$(5.83)	$11.56	$6.57
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.29)	$(0.14)	$(0.06)	$(0.16)	$(0.15)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.14)	$(1.15)	$(1.44)	$(3.45)	$(0.63)	$(0.64)
Net asset value, end of period (x)	$51.09	$52.52	$43.50	$39.94	$49.22	$38.29
Total return (%) (r)(s)(t)(x)	5.03(n)	23.89	12.99	(12.87)	30.59	20.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.90	0.92	0.92	0.94	0.97
Expenses after expense reductions	0.88(a)	0.89	0.90	0.91	0.92	0.96
Net investment income (loss)	0.34(a)	0.47	0.63	0.34	0.22	0.56
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$61,816	$66,337	$63,678	$60,662	$77,453	$63,347
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.87(a)	0.88	0.89	0.89	0.90	0.94

See Notes to Financial Statements
17

MFS Core Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$53.43	$44.19	$40.56	$49.93	$38.81	$32.76
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.36	$0.27	$0.20	$0.27
Net realized and unrealized gain (loss)	2.65	10.12	4.82	(6.08)	11.63	6.48
Total from investment operations	$2.81	$10.46	$5.18	$(5.81)	$11.83	$6.75
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.36)	$(0.25)	$(0.17)	$(0.24)	$(0.21)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.25)	$(1.22)	$(1.55)	$(3.56)	$(0.71)	$(0.70)
Net asset value, end of period (x)	$51.99	$53.43	$44.19	$40.56	$49.93	$38.81
Total return (%) (r)(s)(t)(x)	5.15(n)	24.22	13.28	(12.67)	30.92	20.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.64(a)	0.65	0.67	0.67	0.69	0.72
Expenses after expense reductions	0.63(a)	0.64	0.65	0.66	0.67	0.71
Net investment income (loss)	0.60(a)	0.72	0.88	0.60	0.47	0.80
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$30,752	$43,571	$39,499	$36,425	$42,883	$35,770
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.62(a)	0.63	0.64	0.64	0.65	0.69

See Notes to Financial Statements
18

MFS Core Equity Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$56.96	$47.01	$43.06	$52.78	$40.98	$34.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.41	$0.42	$0.33	$0.25	$0.32
Net realized and unrealized gain (loss)	2.82	10.79	5.12	(6.45)	12.29	6.83
Total from investment operations	$3.01	$11.20	$5.54	$(6.12)	$12.54	$7.15
Less distributions declared to shareholders
From net investment income	$(0.43)	$(0.39)	$(0.29)	$(0.22)	$(0.27)	$(0.23)
From net realized gain	(3.88)	(0.86)	(1.30)	(3.39)	(0.47)	(0.49)
Total distributions declared to shareholders	$(4.31)	$(1.25)	$(1.59)	$(3.60)	$(0.74)	$(0.72)
Net asset value, end of period (x)	$55.66	$56.96	$47.01	$43.06	$52.78	$40.98
Total return (%) (r)(s)(t)(x)	5.18(n)	24.34	13.36	(12.57)	31.03	20.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.56(a)	0.57	0.58	0.59	0.60	0.64
Expenses after expense reductions	0.55(a)	0.56	0.56	0.57	0.59	0.63
Net investment income (loss)	0.67(a)	0.80	0.97	0.69	0.56	0.89
Portfolio turnover rate	18(n)	30	35	25	38	46
Net assets at end of period (000 omitted)	$2,204,401	$2,174,819	$1,947,215	$1,783,116	$1,905,417	$1,303,858
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.54(a)	0.55	0.55	0.55	0.57	0.60
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
19

MFS Core Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
20

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$6,565,937,558	$—	$—	$6,565,937,558
Investment Companies	184,650	—	—	184,650
Total	$6,566,122,208	$—	$—	$6,566,122,208
Securities Sold Short	$(4,168,630)	$—	$—	$(4,168,630)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended February 28, 2025, this expense amounted to $257,261.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending
21

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$44,805,056
Long-term capital gains	114,681,008
Total distributions	$159,486,064
The federal tax cost and the tax basis components of distributable earnings were as follows:
22

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$4,110,185,772
Gross appreciation	2,598,407,651
Gross depreciation	(142,471,215)
Net unrealized appreciation (depreciation)	$2,455,936,436
As of 8/31/24
Undistributed ordinary income	103,888,442
Undistributed long-term capital gain	337,938,794
Net unrealized appreciation (depreciation)	2,600,359,115
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$216,449,465	$61,914,228
Class B	749,730	260,679
Class C	9,484,778	2,750,920
Class I	106,695,284	42,100,257
Class R1	672,945	181,824
Class R2	1,422,432	477,863
Class R3	4,951,612	1,634,823
Class R4	2,356,476	1,071,858
Class R6	161,122,375	49,093,612
Total	$503,905,097	$159,486,064
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	0.65%
In excess of $500 million and up to $2.5 billion	0.55%
In excess of $2.5 billion and up to $5 billion	0.50%
In excess of $5 billion and up to $10 billion	0.47%
In excess of $10 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $464,624, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $146,910 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
23

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,556,138
Class B	0.75%	0.25%	1.00%	1.00%	43,881
Class C	0.75%	0.25%	1.00%	1.00%	538,892
Class R1	0.75%	0.25%	1.00%	1.00%	38,558
Class R2	0.25%	0.25%	0.50%	0.50%	47,086
Class R3	—	0.25%	0.25%	0.25%	81,631
Total Distribution and Service Fees					$4,306,186
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $703, $6, and $23 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$9,726
Class B	484
Class C	3,920
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $256,909, which equated to 0.0076% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,988,819.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0090% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
24

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	1	$74
8/19/2024	Redemption	Class B	3	129
8/19/2024	Redemption	Class C	4	190
8/19/2024	Redemption	Class I	6	349
8/19/2024	Redemption	Class R1	7	281
8/19/2024	Redemption	Class R2	5	283
8/19/2024	Redemption	Class R3	3	163
8/19/2024	Redemption	Class R4	5	262
8/22/2024	Redemption	Class I	3	192
8/22/2024	Redemption	Class R1	2	98
8/22/2024	Redemption	Class R2	4	181
8/22/2024	Redemption	Class R3	4	207
During the six months ended February 28, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $7,484,617 and $3,549,463, respectively. The sales transactions resulted in net realized gains (losses) of $1,954,216.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $86,720, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short sales and short-term obligations, aggregated $1,205,968,391 and $1,892,653,630, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,217,140	$117,522,199	5,612,605	$261,963,133
Class B	1,303	58,794	6,654	241,610
Class C	236,637	10,237,538	467,037	17,567,088
Class I	2,745,604	157,720,127	8,542,555	428,208,054
Class R1	9,433	406,913	25,794	973,286
Class R2	28,799	1,517,927	52,140	2,343,546
Class R3	58,729	3,122,342	130,084	6,064,345
Class R4	27,793	1,492,744	104,254	4,932,126
Class R6	2,675,422	153,760,094	5,606,728	285,873,974
	8,000,860	$445,838,678	20,547,851	$1,008,167,162
25

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	4,031,401	$209,673,138	1,359,575	$59,957,265
Class B	17,543	749,451	7,048	259,869
Class C	210,237	8,787,912	70,660	2,554,352
Class I	1,680,668	94,537,556	702,529	33,299,871
Class R1	16,095	672,945	5,028	181,824
Class R2	28,285	1,422,432	11,181	477,863
Class R3	95,499	4,951,612	37,189	1,634,823
Class R4	44,130	2,327,418	23,871	1,065,607
Class R6	2,793,354	157,684,807	1,016,500	48,344,717
	8,917,212	$480,807,271	3,233,581	$147,776,191
Shares reacquired
Class A	(3,942,640)	$(209,316,303)	(7,846,134)	$(368,898,486)
Class B	(52,817)	(2,307,359)	(114,498)	(4,431,730)
Class C	(334,346)	(14,380,023)	(844,698)	(32,508,843)
Class I	(10,879,980)	(615,180,598)	(12,631,386)	(645,091,031)
Class R1	(12,079)	(519,198)	(34,811)	(1,337,542)
Class R2	(107,436)	(5,549,560)	(139,680)	(6,295,937)
Class R3	(207,256)	(10,962,280)	(368,325)	(17,419,565)
Class R4	(295,910)	(16,347,663)	(206,550)	(9,825,938)
Class R6	(4,050,883)	(233,533,503)	(9,859,738)	(496,057,112)
	(19,883,347)	$(1,108,096,487)	(32,045,820)	$(1,581,866,184)
Net change
Class A	2,305,901	$117,879,034	(873,954)	$(46,978,088)
Class B	(33,971)	(1,499,114)	(100,796)	(3,930,251)
Class C	112,528	4,645,427	(307,001)	(12,387,403)
Class I	(6,453,708)	(362,922,915)	(3,386,302)	(183,583,106)
Class R1	13,449	560,660	(3,989)	(182,432)
Class R2	(50,352)	(2,609,201)	(76,359)	(3,474,528)
Class R3	(53,028)	(2,888,326)	(201,052)	(9,720,397)
Class R4	(223,987)	(12,527,501)	(78,425)	(3,828,205)
Class R6	1,417,893	77,911,398	(3,236,510)	(161,838,421)
	(2,965,275)	$(181,450,538)	(8,264,388)	$(425,922,831)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $16,330 and $52,125, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
26

MFS Core Equity Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,746,945	$504,296,170	$541,850,909	$2,186	$(9,742)	$184,650
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,011,735	$—
27

MFS Core Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
2

MFS New Discovery Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 3.7%
CACI International, Inc., “A” (a)	103,790	$ 34,754,081
Karman Holdings, Inc. (a)	385,220	12,149,839
KBR, Inc.	172,088	8,437,475
Standard Aero, Inc. (a)	771,422	21,777,243
		$77,118,638
Apparel Manufacturers – 1.7%
Columbia Sportswear Co.	130,612	$ 11,342,346
Skechers USA, Inc., “A” (a)	396,288	24,169,605
		$35,511,951
Automotive – 3.5%
ACV Auctions, Inc. (a)	1,144,051	$ 18,373,459
Lear Corp.	131,638	12,372,655
Modine Manufacturing Co. (a)	219,580	18,567,685
Visteon Corp. (a)	279,887	24,271,801
		$73,585,600
Biotechnology – 2.6%
ABSCI Corp. (a)(l)	1,497,169	$ 5,764,101
Adaptive Biotechnologies Corp. (a)	2,203,168	18,198,168
Blueprint Medicines Corp. (a)	178,906	17,276,952
CG Oncology, Inc. (a)	171,101	4,424,672
Immunocore Holdings PLC, ADR (a)(l)	304,295	8,937,144
		$54,601,037
Brokerage & Asset Managers – 6.1%
GCM Grosvenor, Inc., “A”	1,543,254	$ 21,790,746
Hamilton Lane, Inc., “A”	189,977	29,697,204
P10, Inc.	1,208,604	15,433,873
PJT Partners, Inc.	73,603	11,722,014
StepStone Group, Inc.	446,467	26,859,455
WisdomTree Investments, Inc.	2,441,898	22,270,110
		$127,773,402
Business Services – 3.5%
ExlService Holdings, Inc. (a)	410,716	$ 19,899,190
HUT 8 Corp. (a)	398,287	5,874,733
Remitly Global, Inc. (a)	631,857	15,164,568
TriNet Group, Inc.	210,833	15,540,501
UL Solutions, Inc.	300,643	15,991,201
		$72,470,193
Chemicals – 0.5%
BioLife Solutions, Inc. (a)	474,372	$ 11,384,928
NDFFS-SEM
1

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 12.0%
Alkami Technology, Inc. (a)	851,676	$ 26,265,688
CCC Intelligent Holdings, Inc. (a)	2,066,073	21,053,284
Definitive Healthcare Corp. (a)	2,053,378	6,632,411
Elastic N.V. (a)	160,699	18,698,936
Five9, Inc. (a)	213,548	7,730,438
Guidewire Software, Inc. (a)	133,179	26,811,596
JFrog Ltd. (a)	807,461	29,674,192
Kinaxis, Inc. (a)	140,376	15,300,426
nCino, Inc. (a)	805,310	25,214,256
OneStream, Inc. (a)	881,470	20,538,251
Pegasystems, Inc.	222,156	17,441,467
SentinelOne, Inc., “A” (a)	1,506,391	31,076,846
ServiceTitan, Inc., “A” (a)	31,221	2,964,122
		$249,401,913
Computer Software - Systems – 0.9%
Q2 Holdings, Inc. (a)	215,232	$ 18,804,820
Construction – 4.3%
AZEK Co., Inc. (a)	420,483	$ 19,699,629
Independence Realty Trust, Inc., REIT	1,577,077	34,380,279
Knife River Corp. (a)	206,011	19,711,132
QXO, Inc. (PIPE) (a)(n)	1,260,033	16,052,820
		$89,843,860
Consumer Products – 0.6%
e.l.f. Beauty, Inc. (a)	166,747	$ 11,713,977
Containers – 1.0%
AptarGroup Inc.	141,112	$ 20,708,186
Electrical Equipment – 2.3%
Littlefuse, Inc.	92,409	$ 21,449,053
nVent Electric PLC	422,303	25,481,763
		$46,930,816
Electronics – 4.0%
Advanced Energy Industries, Inc.	218,363	$ 25,148,867
Allegro MicroSystems, Inc. (a)	709,347	15,818,438
Formfactor, Inc. (a)	709,526	23,627,216
Onto Innovation, Inc. (a)	128,694	18,745,568
		$83,340,089
Energy - Independent – 3.6%
Antero Resources Corp. (a)	499,923	$ 18,347,174
Matador Resources Co.	348,259	18,227,876
Permian Resources Corp.	1,327,482	18,704,221
Viper Energy, Inc.	429,952	20,022,865
		$75,302,136
Energy - Renewables – 0.5%
Bloom Energy Corp. (a)	464,516	$ 11,157,674
2

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 2.0%
Jacobs Solutions, Inc.	102,011	$ 13,068,629
TopBuild Corp. (a)	95,088	29,134,012
		$42,202,641
Entertainment – 0.3%
Vivid Seats, Inc., “A” (a)	1,255,853	$ 5,199,231
Gaming & Lodging – 1.6%
Genius Sports Ltd. (a)	3,788,840	$ 32,887,131
General Merchandise – 1.0%
Ollie's Bargain Outlet Holdings, Inc. (a)	206,770	$ 21,402,763
Leisure & Toys – 1.2%
Brunswick Corp.	277,184	$ 16,866,646
Corsair Gaming, Inc. (a)	728,178	8,548,810
		$25,415,456
Machinery & Tools – 6.4%
Albany International Corp.	181,484	$ 13,896,230
Crane Co.	257,122	41,908,315
Flowserve Corp.	617,320	33,977,293
RB Global, Inc.	420,823	43,083,858
		$132,865,696
Medical & Health Technology & Services – 4.2%
Certara, Inc. (a)	1,188,383	$ 14,236,828
Guardant Health, Inc. (a)	308,834	13,140,887
HealthEquity, Inc. (a)	192,726	21,153,606
Schrodinger, Inc. (a)	1,472,278	32,846,522
Tempus AI, Inc. (a)(l)	104,615	5,877,271
		$87,255,114
Medical Equipment – 10.0%
Bio-Techne Corp.	408,104	$ 25,200,422
Ceribell, Inc. (a)(l)	275,340	6,398,902
Envista Holdings Corp. (a)	992,511	19,830,370
Fractyl Health, Inc. (a)(l)	639,147	997,069
Gerresheimer AG	208,053	17,440,715
Globus Medical, Inc. (a)	364,948	29,312,623
Lantheus Holdings, Inc. (a)	225,962	21,199,755
Metsera, Inc. (a)	312,983	7,755,719
Natera, Inc. (a)	54,598	8,494,903
Onset Medical, Inc., “A” (PIPE) (a)(u)	32,822	5,650,872
Penumbra, Inc. (a)	50,411	14,389,316
PROCEPT BioRobotics Corp. (a)	134,737	8,668,978
QIAGEN N.V.	687,391	26,395,814
UFP Technologies, Inc. (a)	76,781	17,474,588
		$209,210,046
Oil Services – 1.3%
TechnipFMC PLC	911,708	$ 26,840,683
3

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.7%
Amicus Therapeutics, Inc. (a)	2,083,691	$ 19,774,228
Annexon, Inc. (a)	668,226	1,764,117
Ascendis Pharma, ADR (a)	109,771	17,187,943
Collegium Pharmaceutical, Inc. (a)	396,000	11,503,800
Cytokinetics, Inc. (a)	188,119	8,653,474
Harmony Biosciences Holdings (a)	549,778	18,609,985
Kymera Therapeutics, Inc. (a)	254,377	7,974,719
Legend Biotech Corp., ADR (a)	207,571	7,267,061
Ligand Pharmaceuticals, Inc. (a)	182,753	22,337,899
Neurocrine Biosciences, Inc. (a)	94,387	11,205,625
SpringWorks Therapeutics, Inc. (a)	361,159	20,860,544
Ultragenyx Pharmaceutical, Inc. (a)	317,856	13,642,379
		$160,781,774
Pollution Control – 1.0%
GFL Environmental, Inc.	443,773	$ 20,040,789
Real Estate – 0.7%
DigitalBridge Group, Inc., REIT	1,334,700	$ 15,175,539
Real Estate - Storage – 1.8%
STAG Industrial, Inc., REIT	405,267	$ 14,581,507
Terreno Realty Corp., REIT	341,072	23,131,503
		$37,713,010
Restaurants – 3.7%
Chefs' Warehouse, Inc. (a)	282,884	$ 17,702,881
U.S. Foods Holding Corp. (a)	530,905	38,055,270
Wingstop, Inc.	95,503	22,422,194
		$78,180,345
Specialty Chemicals – 0.5%
Axalta Coating Systems Ltd. (a)	291,673	$ 10,561,479
Trucking – 2.5%
Knight-Swift Transportation Holdings, Inc.	539,817	$ 27,228,369
Saia, Inc. (a)	24,190	9,904,354
XPO, Inc. (a)	116,212	14,289,428
		$51,422,151
Total Common Stocks (Identified Cost, $1,712,419,264)		$2,016,803,068
	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
OptiNose, Inc. (1 share for 15 warrants, Expiration 11/23/27) (a) (Identified Cost, $6,275)	$ 2.565	11/23/22	627,544	$ 0

4

MFS New Discovery Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $68,042,493)	68,044,874	$ 68,051,679
Collateral for Securities Loaned – 0.7%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $13,988,923)	13,988,923	$ 13,988,923
Other Assets, Less Liabilities – (0.7)%		(13,604,085)
Net Assets – 100.0%		$2,085,239,585
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $68,051,679 and $2,030,791,991, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,052,820, representing 0.8% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS New Discovery Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $13,393,735 of securities on loan (identified cost, $1,726,414,462)	$2,030,791,991
Investments in affiliated issuers, at value (identified cost, $68,042,493)	68,051,679
Receivables for
Investments sold	1,139,825
Fund shares sold	4,802,572
Interest and dividends	1,167,962
Other assets	24,315
Total assets	$2,105,978,344
Liabilities
Payable to custodian	$322,784
Payables for
Investments purchased	3,694,324
Fund shares reacquired	1,922,774
Collateral for securities loaned, at value	13,988,923
Payable to affiliates
Investment adviser	94,687
Administrative services fee	1,659
Shareholder servicing costs	415,584
Distribution and service fees	12,545
Payable for independent Trustees' compensation	7,978
Accrued expenses and other liabilities	277,501
Total liabilities	$20,738,759
Net assets	$2,085,239,585
Net assets consist of
Paid-in capital	$2,241,206,038
Total distributable earnings (loss)	(155,966,453)
Net assets	$2,085,239,585
Shares of beneficial interest outstanding	75,386,883
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$724,215,063	29,338,169	$24.69
Class B	2,046,635	139,248	14.70
Class C	16,815,344	1,138,280	14.77
Class I	239,424,067	7,935,135	30.17
Class R1	1,675,108	116,071	14.43
Class R2	13,737,938	640,088	21.46
Class R3	93,084,936	3,780,344	24.62
Class R4	25,112,633	908,231	27.65
Class R6	969,127,861	31,391,317	30.87
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.20 [100 / 94.25 x $24.69]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS New Discovery Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$6,367,376
Dividends from affiliated issuers	1,649,080
Income on securities loaned	205,471
Other	101,927
Foreign taxes withheld	(47,580)
Total investment income	$8,276,274
Expenses
Management fee	$9,523,546
Distribution and service fees	1,223,097
Shareholder servicing costs	916,501
Administrative services fee	165,630
Independent Trustees' compensation	21,040
Custodian fee	65,386
Shareholder communications	135,030
Audit and tax fees	36,013
Legal fees	6,067
Miscellaneous	112,743
Total expenses	$12,205,053
Reduction of expenses by investment adviser and distributor	(154,371)
Net expenses	$12,050,682
Net investment income (loss)	$(3,774,408)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(11,927,592)
Affiliated issuers	(4,067)
Foreign currency	5,792
Net realized gain (loss)	$(11,925,867)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,327,045)
Affiliated issuers	(19,299)
Translation of assets and liabilities in foreign currencies	(22,725)
Net unrealized gain (loss)	$(8,369,069)
Net realized and unrealized gain (loss)	$(20,294,936)
Change in net assets from operations	$(24,069,344)
See Notes to Financial Statements
7

MFS New Discovery Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(3,774,408)	$(7,444,723)
Net realized gain (loss)	(11,925,867)	17,546,199
Net unrealized gain (loss)	(8,369,069)	234,867,884
Change in net assets from operations	$(24,069,344)	$244,969,360
Change in net assets from fund share transactions	$(234,259,848)	$(280,111,790)
Total change in net assets	$(258,329,192)	$(35,142,430)
Net assets
At beginning of period	2,343,568,777	2,378,711,207
At end of period	$2,085,239,585	$2,343,568,777
See Notes to Financial Statements
8

MFS New Discovery Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$25.09	$22.67	$21.40	$40.53	$32.45	$27.56
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.12)	$(0.11)	$(0.21)	$(0.23)	$(0.18)
Net realized and unrealized gain (loss)	(0.33)	2.54	1.40	(11.52)	12.20	7.31
Total from investment operations	$(0.40)	$2.42	$1.29	$(11.73)	$11.97	$7.13
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$24.69	$25.09	$22.67	$21.40	$40.53	$32.45
Total return (%) (r)(s)(t)(x)	(1.59)(n)	10.67	6.05	(34.20)	39.23	27.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.29	1.29	1.25	1.23	1.29
Expenses after expense reductions	1.27(a)	1.28	1.28	1.24	1.22	1.27
Net investment income (loss)	(0.53)(a)	(0.52)	(0.49)	(0.78)	(0.63)	(0.66)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$724,215	$770,738	$745,452	$746,682	$1,171,166	$755,202
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.99	$13.65	$12.99	$27.92	$23.55	$20.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.18)	$(0.16)	$(0.28)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	(0.19)	1.52	0.84	(7.25)	8.62	5.35
Total from investment operations	$(0.29)	$1.34	$0.68	$(7.53)	$8.26	$5.07
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$14.70	$14.99	$13.65	$12.99	$27.92	$23.55
Total return (%) (r)(s)(t)(x)	(1.93)(n)	9.82	5.27	(34.71)	38.19	26.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03(a)	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.02(a)	2.03	2.03	1.98	1.98	2.02
Net investment income (loss)	(1.29)(a)	(1.29)	(1.26)	(1.58)	(1.40)	(1.40)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$2,047	$2,822	$4,479	$6,854	$16,701	$16,502

See Notes to Financial Statements
9

MFS New Discovery Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$15.07	$13.72	$13.05	$28.02	$23.62	$20.78
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.18)	$(0.16)	$(0.27)	$(0.36)	$(0.28)
Net realized and unrealized gain (loss)	(0.20)	1.53	0.85	(7.30)	8.65	5.36
Total from investment operations	$(0.30)	$1.35	$0.69	$(7.57)	$8.29	$5.08
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$14.77	$15.07	$13.72	$13.05	$28.02	$23.62
Total return (%) (r)(s)(t)(x)	(1.99)(n)	9.84	5.32	(34.73)	38.21	26.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03(a)	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.02(a)	2.03	2.03	1.98	1.98	2.03
Net investment income (loss)	(1.29)(a)	(1.28)	(1.25)	(1.56)	(1.40)	(1.41)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$16,815	$20,288	$24,732	$29,033	$56,833	$58,057
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$30.63	$27.61	$25.98	$47.41	$37.30	$31.29
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.08)	$(0.06)	$(0.19)	$(0.16)	$(0.14)
Net realized and unrealized gain (loss)	(0.42)	3.10	1.71	(13.84)	14.16	8.39
Total from investment operations	$(0.46)	$3.02	$1.65	$(14.03)	$14.00	$8.25
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$30.17	$30.63	$27.61	$25.98	$47.41	$37.30
Total return (%) (r)(s)(t)(x)	(1.50)(n)	10.94	6.37	(34.07)	39.60	27.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.04	1.04	1.00	0.98	1.04
Expenses after expense reductions	1.02(a)	1.03	1.03	0.98	0.97	1.03
Net investment income (loss)	(0.28)(a)	(0.28)	(0.25)	(0.56)	(0.37)	(0.43)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$239,424	$262,354	$298,827	$328,438	$621,379	$331,177

See Notes to Financial Statements
10

MFS New Discovery Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$14.72	$13.40	$12.75	$27.56	$23.29	$20.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.17)	$(0.16)	$(0.26)	$(0.35)	$(0.28)
Net realized and unrealized gain (loss)	(0.19)	1.49	0.83	(7.15)	8.51	5.30
Total from investment operations	$(0.29)	$1.32	$0.67	$(7.41)	$8.16	$5.02
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$14.43	$14.72	$13.40	$12.75	$27.56	$23.29
Total return (%) (r)(s)(t)(x)	(1.97)(n)	9.85	5.29	(34.73)	38.20	26.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	2.03(a)	2.04	2.04	2.00	1.99	2.04
Expenses after expense reductions	2.02(a)	2.03	2.03	1.99	1.97	2.03
Net investment income (loss)	(1.29)(a)	(1.28)	(1.26)	(1.54)	(1.39)	(1.41)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$1,675	$1,928	$2,305	$3,296	$5,923	$4,946
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.84	$19.78	$18.72	$36.54	$29.65	$25.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09)	$(0.16)	$(0.14)	$(0.26)	$(0.30)	$(0.23)
Net realized and unrealized gain (loss)	(0.29)	2.22	1.22	(10.16)	11.08	6.70
Total from investment operations	$(0.38)	$2.06	$1.08	$(10.42)	$10.78	$6.47
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$21.46	$21.84	$19.78	$18.72	$36.54	$29.65
Total return (%) (r)(s)(t)(x)	(1.74)(n)	10.41	5.79	(34.38)	38.89	27.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.53(a)	1.54	1.54	1.50	1.49	1.54
Expenses after expense reductions	1.52(a)	1.53	1.53	1.48	1.47	1.53
Net investment income (loss)	(0.79)(a)	(0.78)	(0.74)	(1.05)	(0.89)	(0.90)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$13,738	$15,295	$17,722	$18,975	$34,688	$30,149

See Notes to Financial Statements
11

MFS New Discovery Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$25.03	$22.61	$21.34	$40.45	$32.39	$27.51
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.12)	$(0.11)	$(0.21)	$(0.22)	$(0.18)
Net realized and unrealized gain (loss)	(0.34)	2.54	1.40	(11.50)	12.17	7.30
Total from investment operations	$(0.41)	$2.42	$1.29	$(11.71)	$11.95	$7.12
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$24.62	$25.03	$22.61	$21.34	$40.45	$32.39
Total return (%) (r)(s)(t)(x)	(1.64)(n)	10.70	6.07	(34.22)	39.24	27.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.28(a)	1.29	1.29	1.25	1.23	1.29
Expenses after expense reductions	1.27(a)	1.28	1.28	1.24	1.22	1.28
Net investment income (loss)	(0.53)(a)	(0.53)	(0.49)	(0.78)	(0.61)	(0.67)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$93,085	$101,597	$106,615	$109,206	$178,005	$71,489
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$28.07	$25.30	$23.81	$44.11	$34.94	$29.44
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.07)	$(0.05)	$(0.16)	$(0.15)	$(0.13)
Net realized and unrealized gain (loss)	(0.38)	2.84	1.56	(12.74)	13.21	7.87
Total from investment operations	$(0.42)	$2.77	$1.51	$(12.90)	$13.06	$7.74
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$27.65	$28.07	$25.30	$23.81	$44.11	$34.94
Total return (%) (r)(s)(t)(x)	(1.50)(n)	10.95	6.36	(34.06)	39.58	27.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.03(a)	1.04	1.04	1.00	0.99	1.04
Expenses after expense reductions	1.02(a)	1.03	1.03	0.99	0.97	1.03
Net investment income (loss)	(0.29)(a)	(0.28)	(0.22)	(0.52)	(0.37)	(0.43)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$25,113	$38,702	$40,709	$17,820	$27,863	$16,509

See Notes to Financial Statements
12

MFS New Discovery Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$31.32	$28.19	$26.50	$48.14	$37.79	$31.64
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$(0.03)	$(0.12)	$(0.12)	$(0.10)
Net realized and unrealized gain (loss)	(0.42)	3.17	1.74	(14.12)	14.36	8.49
Total from investment operations	$(0.45)	$3.13	$1.71	$(14.24)	$14.24	$8.39
Less distributions declared to shareholders
From net realized gain	$—	$—	$(0.02)	$(7.40)	$(3.89)	$(2.24)
Net asset value, end of period (x)	$30.87	$31.32	$28.19	$26.50	$48.14	$37.79
Total return (%) (r)(s)(t)(x)	(1.44)(n)	11.10	6.47	(33.98)	39.73	27.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.91(a)	0.92	0.91	0.89	0.89	0.94
Expenses after expense reductions	0.89(a)	0.90	0.89	0.88	0.88	0.92
Net investment income (loss)	(0.16)(a)	(0.15)	(0.11)	(0.36)	(0.28)	(0.32)
Portfolio turnover rate	32(n)	56	60	58	71	64
Net assets at end of period (000 omitted)	$969,128	$1,129,844	$1,137,870	$1,087,826	$1,248,511	$795,613
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS New Discovery Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS New Discovery Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
14

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,806,558,495	$16,052,820	$5,650,872	$1,828,262,187
Canada	78,425,073	—	—	78,425,073
Germany	26,395,814	17,440,715	—	43,836,529
United Kingdom	41,824,275	—	—	41,824,275
Denmark	17,187,943	—	—	17,187,943
China	7,267,061	—	—	7,267,061
Investment Companies	82,040,602	—	—	82,040,602
Total	$2,059,699,263	$33,493,535	$5,650,872	$2,098,843,670
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 8/31/24	$—
Purchases	5,650,872
Balance as of 2/28/25	$5,650,872
At February 28, 2025, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
15

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $13,393,735.  The fair value of the fund's investment securities on loan and a related liability of $13,988,923 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, passive foreign investment companies, and wash sale loss deferrals.
The fund declared no distributions for the current period or for the year ended August 31, 2024.
16

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$1,825,992,722
Gross appreciation	433,144,988
Gross depreciation	(160,294,040)
Net unrealized appreciation (depreciation)	$272,850,948
As of 8/31/24
Capital loss carryforwards	(408,467,315)
Late year ordinary loss deferral	(4,625,779)
Other temporary differences	(1,308)
Net unrealized appreciation (depreciation)	281,197,293
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(91,980,768)
Long-Term	(316,486,547)
Total	$(408,467,315)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $154,102, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $53,663 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 948,614
Class B	0.75%	0.25%	1.00%	1.00%	12,514
Class C	0.75%	0.25%	1.00%	1.00%	93,838
Class R1	0.75%	0.25%	1.00%	1.00%	9,024
Class R2	0.25%	0.25%	0.50%	0.50%	36,330
Class R3	—	0.25%	0.25%	0.25%	122,777
Total Distribution and Service Fees					$1,223,097
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $269 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$7,299
Class B	312
Class C	459
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $127,007, which equated to 0.0113% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $789,494.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
18

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	10	$143
8/19/2024	Redemption	Class I	5	137
8/19/2024	Redemption	Class R1	10	141
8/19/2024	Redemption	Class R2	5	104
8/19/2024	Redemption	Class R3	7	169
8/19/2024	Redemption	Class R4	3	86
During the six months ended February 28, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $553,254 and $11,430,769, respectively. The sales transactions resulted in net realized gains (losses) of $2,834,198.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $101,632, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $701,700,979 and $926,582,388, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,477,056	$37,692,268	3,805,708	$87,987,609
Class B	358	5,209	407	5,228
Class C	36,897	567,561	158,578	2,198,544
Class I	704,599	21,958,937	1,913,081	54,137,563
Class R1	7,128	107,213	14,154	191,892
Class R2	45,350	1,006,627	128,013	2,581,354
Class R3	232,945	5,894,246	616,319	14,338,012
Class R4	136,985	3,901,433	381,677	9,784,475
Class R6	2,013,778	63,596,637	5,405,348	153,055,070
	4,655,096	$134,730,131	12,423,285	$324,279,747
Shares reacquired
Class A	(2,860,166)	$(72,855,194)	(5,968,213)	$(138,757,311)
Class B	(49,304)	(746,707)	(140,366)	(1,923,172)
Class C	(244,880)	(3,726,674)	(615,077)	(8,612,061)
Class I	(1,335,432)	(41,532,515)	(4,171,993)	(118,698,612)
Class R1	(22,022)	(325,849)	(55,204)	(721,861)
Class R2	(105,603)	(2,330,985)	(323,467)	(6,664,579)
Class R3	(512,347)	(13,127,310)	(1,271,390)	(29,570,392)
Class R4	(607,720)	(17,291,434)	(611,932)	(15,981,963)
Class R6	(6,698,719)	(217,053,311)	(9,689,816)	(283,461,586)
	(12,436,193)	$(368,989,979)	(22,847,458)	$(604,391,537)
19

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Net change
Class A	(1,383,110)	$(35,162,926)	(2,162,505)	$(50,769,702)
Class B	(48,946)	(741,498)	(139,959)	(1,917,944)
Class C	(207,983)	(3,159,113)	(456,499)	(6,413,517)
Class I	(630,833)	(19,573,578)	(2,258,912)	(64,561,049)
Class R1	(14,894)	(218,636)	(41,050)	(529,969)
Class R2	(60,253)	(1,324,358)	(195,454)	(4,083,225)
Class R3	(279,402)	(7,233,064)	(655,071)	(15,232,380)
Class R4	(470,735)	(13,390,001)	(230,255)	(6,197,488)
Class R6	(4,684,941)	(153,456,674)	(4,284,468)	(130,406,516)
	(7,781,097)	$(234,259,848)	(10,424,173)	$(280,111,790)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $5,811 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$73,609,649	$323,011,679	$328,546,283	$(4,067)	$(19,299)	$68,051,679

20

MFS New Discovery Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,649,080	$—
21

MFS New Discovery Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Research International Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Research International Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 2.0%
MTU Aero Engines Holding AG	569,563	$ 197,339,241
Thales S.A.	655,916	134,955,673
		$332,294,914
Airlines – 0.6%
Ryanair Holdings PLC, ADR	2,012,706	$ 97,676,622
Alcoholic Beverages – 2.4%
Diageo PLC	6,663,165	$ 181,065,962
Heineken N.V.	1,550,458	131,398,690
Kirin Holdings Co. Ltd.	6,176,400	83,146,608
		$395,611,260
Apparel Manufacturers – 3.8%
Burberry Group PLC	2,689,757	$ 37,276,336
Compagnie Financiere Richemont S.A.	1,170,797	239,982,875
LVMH Moet Hennessy Louis Vuitton SE	466,157	338,701,411
		$615,960,622
Automotive – 1.3%
Compagnie Generale des Etablissements Michelin	2,771,148	$ 98,867,844
DENSO Corp.	9,092,100	117,964,813
		$216,832,657
Biotechnology – 1.0%
CSL Ltd.	1,032,075	$ 167,458,025
Broadcasting – 0.8%
Spotify Technology S.A. (a)	227,423	$ 138,275,458
Brokerage & Asset Managers – 5.3%
B3 S.A. - Brasil Bolsa Balcao	48,422,300	$ 85,533,603
Barclays PLC	74,492,684	295,414,576
Euronext N.V.	2,139,610	270,395,184
London Stock Exchange Group PLC	1,373,306	204,951,823
		$856,295,186
Business Services – 0.6%
CAR Group Ltd.	2,275,681	$ 53,115,390
Nomura Research Institute Ltd.	1,105,900	37,168,805
Secom Co. Ltd.	404,100	13,925,421
		$104,209,616
Computer Software – 2.5%
Cadence Design Systems, Inc. (a)	704,937	$ 176,586,719
Constellation Software, Inc.	67,987	234,352,258
		$410,938,977
RIFFS-SEM

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.9%
Amadeus IT Group S.A.	2,078,853	$ 158,049,044
Cap Gemini S.A.	348,314	54,334,164
Fujitsu Ltd.	5,605,800	108,579,835
Hitachi Ltd.	15,694,400	397,218,268
Samsung Electronics Co. Ltd.	2,172,020	81,147,099
		$799,328,410
Construction – 1.4%
James Hardie Industries PLC, GDR (a)	2,240,090	$ 71,442,096
Techtronic Industries Co. Ltd.	10,989,000	153,570,440
		$225,012,536
Consumer Products – 0.8%
Kao Corp.	2,829,500	$ 122,496,895
Electrical Equipment – 5.7%
Legrand S.A.	1,782,625	$ 195,827,959
Mitsubishi Electric Corp.	10,373,800	160,756,406
Schneider Electric SE	2,311,487	570,879,650
		$927,464,015
Electronics – 4.5%
ASML Holding N.V.	359,537	$ 255,249,574
DISCO Corp.	135,000	34,228,848
NXP Semiconductors N.V.	395,703	85,309,610
Renesas Electronics Corp.	8,761,900	145,774,383
Taiwan Semiconductor Manufacturing Co. Ltd.	6,688,326	205,415,607
		$725,978,022
Energy - Independent – 0.9%
Reliance Industries Ltd.	4,949,326	$ 68,095,278
Woodside Energy Group Ltd.	4,813,075	73,805,688
		$141,900,966
Energy - Integrated – 3.2%
Eni S.p.A.	8,945,368	$ 129,736,217
Galp Energia SGPS S.A., “B” (a)	9,328,283	154,018,667
TotalEnergies SE	3,977,926	239,710,528
		$523,465,412
Food & Beverages – 2.8%
Nestle S.A.	3,796,789	$ 366,328,432
Novozymes A/S	1,492,912	90,543,517
		$456,871,949
Food & Drug Stores – 0.4%
Jeronimo Martins SGPS S.A.	2,744,612	$ 58,944,789
Gaming & Lodging – 1.7%
Aristocrat Leisure Ltd.	2,451,780	$ 109,930,564
Flutter Entertainment PLC (a)	228,598	64,142,313
Sands China Ltd. (a)	17,476,000	40,113,773

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – continued
Whitbread PLC	1,876,456	$ 63,477,945
		$277,664,595
General Merchandise – 0.4%
Pan Pacific International Holdings Corp.	2,615,500	$ 69,641,415
Insurance – 6.1%
AIA Group Ltd.	15,884,800	$ 121,666,886
Aon PLC	706,115	288,885,769
Beazley PLC	19,389,034	214,646,427
Hiscox Ltd.	8,486,089	127,081,653
Samsung Fire & Marine Insurance Co. Ltd.	222,413	58,298,277
Sompo Holdings, Inc.	2,948,000	87,959,377
Willis Towers Watson PLC	291,871	99,133,985
		$997,672,374
Leisure & Toys – 0.2%
Yamaha Corp.	4,394,500	$ 32,338,482
Machinery & Tools – 5.2%
Daikin Industries Ltd.	1,142,300	$ 119,533,491
GEA Group AG	3,379,441	195,265,394
RB Global, Inc.	1,275,690	130,483,225
SMC Corp.	392,000	142,123,781
Toyota Industries Corp.	1,770,700	153,900,882
Weir Group PLC	3,481,030	107,312,352
		$848,619,125
Major Banks – 8.8%
ABN AMRO Group N.V., GDR	10,187,549	$ 193,345,116
Banco Bradesco S.A., ADR	42,384,391	82,649,562
Bank of Ireland Group PLC	18,665,157	221,546,320
BNP Paribas S.A.	3,176,177	239,171,382
Erste Group Bank AG	1,919,185	128,689,587
Mitsubishi UFJ Financial Group, Inc.	19,668,800	251,012,023
NatWest Group PLC	52,218,308	316,391,806
		$1,432,805,796
Medical Equipment – 2.0%
ConvaTec Group PLC	31,301,361	$ 102,474,773
Olympus Corp.	4,369,000	59,824,955
Qiagen N.V.	3,247,353	124,067,045
Terumo Corp.	2,506,600	44,690,660
		$331,057,433
Metals & Mining – 1.5%
Glencore PLC	33,007,714	$ 131,732,615
Mitsui & Co. Ltd.	6,436,500	119,838,960
		$251,571,575
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	13,522,100	$ 45,554,422

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 0.2%
APA Group	7,660,519	$ 35,184,055
Other Banks & Diversified Financials – 3.9%
HDFC Bank Ltd.	7,497,617	$ 149,025,997
Julius Baer Group Ltd.	3,446,738	232,514,369
Visa, Inc., “A”	691,941	250,973,920
		$632,514,286
Pharmaceuticals – 8.6%
Chugai Pharmaceutical Co. Ltd.	1,290,200	$ 64,447,679
Daiichi Sankyo Co. Ltd.	6,071,600	139,776,362
Merck KGaA	877,231	123,804,872
Novo Nordisk A.S., “B”	4,372,913	396,417,081
Roche Holding AG	1,413,377	470,751,309
Sanofi	1,913,058	208,312,150
		$1,403,509,453
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	992,407	$ 152,318,114
Real Estate – 0.6%
LEG Immobilien SE	1,139,903	$ 94,858,395
Specialty Chemicals – 6.3%
Akzo Nobel N.V.	1,339,028	$ 83,172,400
Croda International PLC	1,858,741	77,478,569
Linde PLC	1,018,506	475,693,227
Shin-Etsu Chemical Co. Ltd.	4,375,000	132,089,057
Sika AG	512,045	130,365,100
Symrise AG	1,192,721	120,163,552
		$1,018,961,905
Specialty Stores – 0.8%
Alimentation Couche-Tard, Inc.	1,340,652	$ 66,654,984
NEXT PLC	518,726	65,616,367
		$132,271,351
Telecom - Infrastructure – 0.6%
Cellnex Telecom S.A.	2,644,048	$ 94,968,155
Telecom Services – 2.1%
Advanced Info Service Public Co. Ltd.	10,356,900	$ 83,346,185
Hellenic Telecommunications Organization S.A.	2,423,522	37,760,881
KDDI Corp.	3,588,200	117,140,687
SoftBank Group Corp.	1,854,900	102,550,036
		$340,797,789
Tobacco – 1.3%
British American Tobacco PLC	5,427,106	$ 210,741,912

MFS Research International Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	6,690,000	$ 55,441,395
E.ON SE	6,627,042	84,531,404
Iberdrola S.A.	13,465,906	194,865,522
		$334,838,321
Total Common Stocks (Identified Cost, $11,594,707,305)		$16,054,905,284
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	105,955	$ 0

Mutual Funds (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $234,674,019)	234,651,709	$ 234,675,174
Other Assets, Less Liabilities – 0.0%		7,943,749
Net Assets – 100.0%		$16,297,524,207
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $234,675,174 and $16,054,905,284, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements

MFS Research International Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $11,594,707,305)	$16,054,905,284
Investments in affiliated issuers, at value (identified cost, $234,674,019)	234,675,174
Foreign currency, at value (identified cost, $8,020,285)	8,020,245
Receivables for
Fund shares sold	5,309,330
Interest and dividends	59,309,158
Other assets	67,076
Total assets	$16,362,286,267
Liabilities
Payables for
Investments purchased	$33,254,898
Fund shares reacquired	15,117,877
Payable to affiliates
Investment adviser	550,052
Administrative services fee	3,345
Shareholder servicing costs	654,872
Distribution and service fees	12,500
Payable for independent Trustees' compensation	27,386
Deferred foreign capital gains tax expense payable	12,844,153
Accrued expenses and other liabilities	2,296,977
Total liabilities	$64,762,060
Net assets	$16,297,524,207
Net assets consist of
Paid-in capital	$12,224,130,406
Total distributable earnings (loss)	4,073,393,801
Net assets	$16,297,524,207
Shares of beneficial interest outstanding	689,169,826
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$688,895,908	29,034,675	$23.73
Class B	311,624	13,446	23.18
Class C	9,775,864	439,109	22.26
Class I	1,371,856,893	55,632,996	24.66
Class R1	943,492	43,314	21.78
Class R2	57,315,627	2,505,355	22.88
Class R3	67,788,098	2,890,335	23.45
Class R4	38,662,989	1,626,356	23.77
Class R6	14,061,973,712	596,984,240	23.56
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $25.18 [100 / 94.25 x $23.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Research International Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$117,844,008
Dividends from affiliated issuers	4,235,938
Income on securities loaned	34,714
Other	3,321
Interest	2,626
Foreign taxes withheld	(7,424,970)
Total investment income	$114,695,637
Expenses
Management fee	$50,682,897
Distribution and service fees	1,162,888
Shareholder servicing costs	1,281,987
Administrative services fee	304,855
Independent Trustees' compensation	68,571
Custodian fee	790,360
Shareholder communications	104,794
Audit and tax fees	42,490
Legal fees	41,937
Miscellaneous	248,272
Total expenses	$54,729,051
Reduction of expenses by investment adviser and distributor	(1,098,128)
Net expenses	$53,630,923
Net investment income (loss)	$61,064,714
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $2,083,813 foreign capital gains tax)	$259,047,299
Affiliated issuers	44,830
Foreign currency	(2,060,902)
Net realized gain (loss)	$257,031,227
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $1,727,591 increase in deferred foreign capital gains tax)	$(746,104,543)
Affiliated issuers	(33,534)
Translation of assets and liabilities in foreign currencies	(3,738,139)
Net unrealized gain (loss)	$(749,876,216)
Net realized and unrealized gain (loss)	$(492,844,989)
Change in net assets from operations	$(431,780,275)
See Notes to Financial Statements

MFS Research International Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$61,064,714	$284,070,117
Net realized gain (loss)	257,031,227	26,045,172
Net unrealized gain (loss)	(749,876,216)	2,216,371,122
Change in net assets from operations	$(431,780,275)	$2,526,486,411
Total distributions to shareholders	$(330,003,411)	$(293,003,116)
Change in net assets from fund share transactions	$55,051,724	$(1,283,380,612)
Total change in net assets	$(706,731,962)	$950,102,683
Net assets
At beginning of period	17,004,256,169	16,054,153,486
At end of period	$16,297,524,207	$17,004,256,169
See Notes to Financial Statements

MFS Research International Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.80	$21.64	$19.29	$24.78	$20.09	$17.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.32	$0.37	$0.28	$0.21	$0.19
Net realized and unrealized gain (loss)	(0.71)	3.17	2.25	(5.52)	4.64	2.33
Total from investment operations	$(0.66)	$3.49	$2.62	$(5.24)	$4.85	$2.52
Less distributions declared to shareholders
From net investment income	$(0.41)	$(0.33)	$(0.27)	$(0.25)	$(0.16)	$(0.32)
Net asset value, end of period (x)	$23.73	$24.80	$21.64	$19.29	$24.78	$20.09
Total return (%) (r)(s)(t)(x)	(2.64)(n)	16.34	13.71	(21.34)	24.28	14.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.00	1.05	1.02	1.02	1.07
Expenses after expense reductions	0.99(a)	0.98	1.03	1.00	1.00	1.06
Net investment income (loss)	0.44(a)(l)	1.44	1.81	1.24	0.93	1.02
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$688,896	$742,775	$694,592	$651,907	$963,468	$772,695
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.99(a)	0.99	1.00	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.04	$20.92	$18.60	$23.88	$19.36	$17.23
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.13	$0.19	$0.08	$0.04	$0.04
Net realized and unrealized gain (loss)	(0.69)	3.09	2.20	(5.31)	4.48	2.26
Total from investment operations	$(0.72)	$3.22	$2.39	$(5.23)	$4.52	$2.30
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.07)	$(0.05)	$—	$(0.17)
Net asset value, end of period (x)	$23.18	$24.04	$20.92	$18.60	$23.88	$19.36
Total return (%) (r)(s)(t)(x)	(2.97)(n)	15.46	12.86	(21.95)	23.35	13.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.75	1.79	1.77	1.77	1.82
Expenses after expense reductions	1.74(a)	1.73	1.78	1.75	1.76	1.81
Net investment income (loss)	(0.27)(a)(l)	0.60	0.98	0.39	0.17	0.21
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$312	$453	$748	$1,101	$2,211	$2,631
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74(a)	1.74	1.75	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$23.19	$20.25	$18.08	$23.25	$18.85	$16.79
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.15	$0.20	$0.10	$0.03	$0.04
Net realized and unrealized gain (loss)	(0.67)	2.96	2.11	(5.18)	4.37	2.19
Total from investment operations	$(0.70)	$3.11	$2.31	$(5.08)	$4.40	$2.23
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.17)	$(0.14)	$(0.09)	$—	$(0.17)
Net asset value, end of period (x)	$22.26	$23.19	$20.25	$18.08	$23.25	$18.85
Total return (%) (r)(s)(t)(x)	(3.02)(n)	15.48	12.84	(21.95)	23.34	13.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.75	1.80	1.77	1.77	1.82
Expenses after expense reductions	1.74(a)	1.73	1.78	1.75	1.75	1.81
Net investment income (loss)	(0.30)(a)(l)	0.69	1.05	0.46	0.16	0.23
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$9,776	$12,726	$12,732	$11,050	$15,664	$17,620
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74(a)	1.74	1.75	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$25.79	$22.48	$20.03	$25.74	$20.85	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.39	$0.44	$0.35	$0.28	$0.24
Net realized and unrealized gain (loss)	(0.75)	3.31	2.33	(5.73)	4.82	2.43
Total from investment operations	$(0.67)	$3.70	$2.77	$(5.38)	$5.10	$2.67
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.32)	$(0.33)	$(0.21)	$(0.37)
Net asset value, end of period (x)	$24.66	$25.79	$22.48	$20.03	$25.74	$20.85
Total return (%) (r)(s)(t)(x)	(2.54)(n)	16.67	13.98	(21.18)	24.62	14.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76(a)	0.75	0.80	0.77	0.76	0.82
Expenses after expense reductions	0.74(a)	0.73	0.78	0.75	0.75	0.81
Net investment income (loss)	0.69(a)(l)	1.67	2.07	1.52	1.21	1.25
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$1,371,857	$1,478,841	$1,619,635	$1,533,541	$1,530,130	$898,821
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.74(a)	0.74	0.75	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$22.67	$19.64	$17.65	$22.75	$18.45	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$0.08	$0.22	$0.14	$0.05	$0.03
Net realized and unrealized gain (loss)	(0.66)	2.95	2.03	(5.12)	4.26	2.17
Total from investment operations	$(0.69)	$3.03	$2.25	$(4.98)	$4.31	$2.20
Less distributions declared to shareholders
From net investment income	$(0.20)	$—	$(0.26)	$(0.12)	$(0.01)	$(0.21)
Net asset value, end of period (x)	$21.78	$22.67	$19.64	$17.65	$22.75	$18.45
Total return (%) (r)(s)(t)(x)	(3.04)(n)	15.43	12.88	(21.99)	23.39	13.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.76(a)	1.75	1.80	1.77	1.76	1.82
Expenses after expense reductions	1.74(a)	1.74	1.79	1.76	1.75	1.81
Net investment income (loss)	(0.31)(a)(l)	0.42	1.17	0.71	0.24	0.19
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$943	$1,028	$10,961	$3,600	$3,042	$1,628
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.74(a)	1.74	1.74	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$23.88	$20.84	$18.58	$23.90	$19.37	$17.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.26	$0.31	$0.21	$0.15	$0.13
Net realized and unrealized gain (loss)	(0.68)	3.04	2.17	(5.33)	4.49	2.26
Total from investment operations	$(0.66)	$3.30	$2.48	$(5.12)	$4.64	$2.39
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.26)	$(0.22)	$(0.20)	$(0.11)	$(0.27)
Net asset value, end of period (x)	$22.88	$23.88	$20.84	$18.58	$23.90	$19.37
Total return (%) (r)(s)(t)(x)	(2.74)(n)	16.01	13.46	(21.58)	24.02	13.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26(a)	1.25	1.30	1.27	1.27	1.32
Expenses after expense reductions	1.24(a)	1.23	1.28	1.25	1.25	1.31
Net investment income (loss)	0.21(a)(l)	1.19	1.54	0.97	0.70	0.73
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$57,316	$67,846	$77,132	$75,398	$104,975	$89,943
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	1.24(a)	1.24	1.25	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.52	$21.40	$19.08	$24.53	$19.88	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.32	$0.37	$0.27	$0.21	$0.18
Net realized and unrealized gain (loss)	(0.72)	3.13	2.22	(5.46)	4.60	2.32
Total from investment operations	$(0.67)	$3.45	$2.59	$(5.19)	$4.81	$2.50
Less distributions declared to shareholders
From net investment income	$(0.40)	$(0.33)	$(0.27)	$(0.26)	$(0.16)	$(0.32)
Net asset value, end of period (x)	$23.45	$24.52	$21.40	$19.08	$24.53	$19.88
Total return (%) (r)(s)(t)(x)	(2.68)(n)	16.34	13.72	(21.37)	24.30	14.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.00	1.05	1.02	1.02	1.07
Expenses after expense reductions	0.99(a)	0.98	1.03	1.00	1.00	1.06
Net investment income (loss)	0.45(a)(l)	1.46	1.83	1.22	0.96	0.99
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$67,788	$74,124	$68,315	$58,785	$76,512	$63,920
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.99(a)	0.99	1.00	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.87	$21.70	$19.34	$24.86	$20.15	$17.93
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.39	$0.42	$0.33	$0.29	$0.23
Net realized and unrealized gain (loss)	(0.73)	3.17	2.26	(5.53)	4.63	2.35
Total from investment operations	$(0.64)	$3.56	$2.68	$(5.20)	$4.92	$2.58
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.32)	$(0.32)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$23.77	$24.87	$21.70	$19.34	$24.86	$20.15
Total return (%) (r)(s)(t)(x)	(2.56)(n)	16.64	14.02	(21.17)	24.58	14.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.76(a)	0.75	0.80	0.77	0.76	0.82
Expenses after expense reductions	0.74(a)	0.73	0.78	0.75	0.75	0.81
Net investment income (loss)	0.73(a)(l)	1.74	2.05	1.45	1.26	1.24
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$38,663	$46,882	$74,093	$68,971	$96,499	$41,619
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.74(a)	0.74	0.75	N/A	N/A	N/A

See Notes to Financial Statements

MFS Research International Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$24.67	$21.53	$19.19	$24.67	$19.99	$17.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.40	$0.44	$0.36	$0.29	$0.25
Net realized and unrealized gain (loss)	(0.71)	3.15	2.25	(5.49)	4.62	2.33
Total from investment operations	$(0.62)	$3.55	$2.69	$(5.13)	$4.91	$2.58
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.41)	$(0.35)	$(0.35)	$(0.23)	$(0.39)
Net asset value, end of period (x)	$23.56	$24.67	$21.53	$19.19	$24.67	$19.99
Total return (%) (r)(s)(t)(x)	(2.47)(n)	16.74	14.16	(21.09)	24.74	14.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.65(a)	0.65	0.70	0.65	0.67	0.71
Expenses after expense reductions	0.64(a)	0.63	0.68	0.64	0.65	0.70
Net investment income (loss)	0.79(a)(l)	1.80	2.17	1.60	1.30	1.37
Portfolio turnover rate	10(n)	17	16	15	19	22
Net assets at end of period (000 omitted)	$14,061,974	$14,579,581	$13,495,945	$11,638,059	$14,433,482	$9,787,763
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding tax reclaim recovery expenses	0.64(a)	0.64	0.65	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Research International Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$83,146,608	$2,774,981,521	$—	$2,858,128,129
France	—	2,351,155,945	—	2,351,155,945
United Kingdom	210,741,912	1,924,921,204	—	2,135,663,116
United States	1,440,725,543	—	—	1,440,725,543
Switzerland	366,328,432	1,073,613,653	—	1,439,942,085
Germany	855,498,499	84,531,404	—	940,029,903
Netherlands	—	815,483,894	—	815,483,894
Australia	—	510,935,818	—	510,935,818
Denmark	—	486,960,598	—	486,960,598
Other Countries	1,381,283,704	1,694,596,549	—	3,075,880,253
Investment Companies	234,675,174	—	—	234,675,174
Total	$4,572,399,872	$11,717,180,586	$—	$16,289,580,458
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$293,003,116
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$11,923,222,617
Gross appreciation	5,083,714,852
Gross depreciation	(717,357,011)
Net unrealized appreciation (depreciation)	$4,366,357,841
As of 8/31/24
Undistributed ordinary income	261,309,770
Capital loss carryforwards	(529,877,454)
Other temporary differences	(7,023,157)
Net unrealized appreciation (depreciation)	5,110,768,328
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(186,966,859)
Long-Term	(342,910,595)
Total	$(529,877,454)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$11,947,743	$10,398,444
Class B	2,239	2,955
Class C	116,153	103,827
Class I	26,422,170	26,373,850
Class R1	8,420	—
Class R2	870,937	800,519
Class R3	1,152,673	1,033,659
Class R4	777,407	1,346,316
Class R6	288,705,669	252,943,546
Total	$330,003,411	$293,003,116
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion and up to $5 billion	0.70%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $1,098,125, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.62% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $14,308 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 865,221
Class B	0.75%	0.25%	1.00%	1.00%	1,856
Class C	0.75%	0.25%	1.00%	1.00%	56,158
Class R1	0.75%	0.25%	1.00%	1.00%	4,683
Class R2	0.25%	0.25%	0.50%	0.50%	150,356
Class R3	—	0.25%	0.25%	0.25%	84,614
Total Distribution and Service Fees					$1,162,888
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$963
Class B	5
Class C	157
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $62,782, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,219,205.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0038% of the fund's average daily net assets.

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$85
8/19/2024	Redemption	Class R1	3	68
8/19/2024	Redemption	Class R2	3	70
8/19/2024	Redemption	Class R3	3	81
8/19/2024	Redemption	Class R4	3	76
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,553,120,989 and $1,840,351,337, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	917,245	$21,452,314	2,551,494	$56,473,944
Class B	—	—	2	36
Class C	3,848	83,893	45,928	938,783
Class I	7,171,167	175,375,882	14,171,565	327,055,588
Class R1	2,661	57,284	17,384	344,148
Class R2	220,502	4,970,370	459,465	9,822,020
Class R3	315,081	7,295,644	676,362	14,874,012
Class R4	145,120	3,446,081	483,053	10,663,160
Class R6	15,555,733	363,009,187	20,110,825	442,878,785
	24,331,357	$575,690,655	38,516,078	$863,050,476
Shares issued to shareholders in reinvestment of distributions
Class A	474,689	$11,050,764	438,370	$9,578,375
Class B	98	2,239	137	2,909
Class C	4,629	101,290	4,513	92,703
Class I	1,005,808	24,320,429	1,025,842	23,266,096
Class R1	393	8,420	—	—
Class R2	38,346	861,255	37,753	795,835
Class R3	50,094	1,152,673	47,855	1,033,659
Class R4	32,183	750,511	60,433	1,322,270
Class R6	11,762,492	271,713,565	10,975,455	237,947,868
	13,368,732	$309,961,146	12,590,358	$274,039,715

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,310,623)	$(54,215,213)	(5,135,743)	$(114,095,409)
Class B	(5,501)	(124,974)	(17,043)	(364,429)
Class C	(118,087)	(2,611,233)	(130,333)	(2,709,625)
Class I	(9,896,670)	(240,215,516)	(29,877,057)	(694,195,746)
Class R1	(5,074)	(109,664)	(530,117)	(10,153,984)
Class R2	(594,069)	(13,446,638)	(1,358,273)	(28,399,301)
Class R3	(498,425)	(11,688,324)	(893,308)	(19,704,996)
Class R4	(436,400)	(10,470,531)	(2,072,435)	(48,552,113)
Class R6	(21,394,232)	(497,717,984)	(66,965,967)	(1,502,295,200)
	(35,259,081)	$(830,600,077)	(106,980,276)	$(2,420,470,803)
Net change
Class A	(918,689)	$(21,712,135)	(2,145,879)	$(48,043,090)
Class B	(5,403)	(122,735)	(16,904)	(361,484)
Class C	(109,610)	(2,426,050)	(79,892)	(1,678,139)
Class I	(1,719,695)	(40,519,205)	(14,679,650)	(343,874,062)
Class R1	(2,020)	(43,960)	(512,733)	(9,809,836)
Class R2	(335,221)	(7,615,013)	(861,055)	(17,781,446)
Class R3	(133,250)	(3,240,007)	(169,091)	(3,797,325)
Class R4	(259,097)	(6,273,939)	(1,528,949)	(36,566,683)
Class R6	5,923,993	137,004,768	(35,879,687)	(821,468,547)
	2,441,008	$55,051,724	(55,873,840)	$(1,283,380,612)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 66%, 3%, 2, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $40,186 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Research International Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$126,745,189	$986,690,397	$878,771,708	$44,830	$(33,534)	$234,675,174
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,235,938	$—

MFS Research International Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Research International Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Research International Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Technology Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Technology Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Business Services – 5.9%
Accenture PLC, “A”	159,836	$ 55,702,846
Factset Research Systems, Inc.	31,472	14,531,881
Fiserv, Inc. (a)	115,235	27,159,737
Verisk Analytics, Inc., “A”	79,211	23,518,538
		$120,913,002
Computer Software – 32.3%
Adobe Systems, Inc. (a)	18,980	$ 8,323,869
Atlassian Corp. (a)	70,584	20,064,208
Cadence Design Systems, Inc. (a)	93,309	23,373,905
Constellation Software, Inc.	9,416	32,457,100
Datadog, Inc., “A” (a)	245,826	28,651,020
DocuSign, Inc. (a)	366,970	30,520,895
Dun & Bradstreet Holdings, Inc.	1,105,074	10,023,021
Elastic N.V. (a)	182,838	21,275,030
Guidewire Software, Inc. (a)	182,541	36,749,154
HubSpot, Inc. (a)	41,313	29,910,199
Intuit, Inc.	44,352	27,225,032
Microsoft Corp. (s)	360,992	143,310,214
Okta, Inc. (a)	320,737	29,023,491
Oracle Corp.	409,306	67,969,354
Salesforce, Inc.	236,632	70,480,841
ServiceNow, Inc. (a)	59,779	55,580,123
ServiceTitan, Inc., “A” (a)	1,030	97,788
Snowflake, Inc., “A” (a)	72,864	12,904,214
Tyler Technologies, Inc. (a)	24,523	14,920,529
		$662,859,987
Computer Software - Systems – 18.1%
Apple, Inc.	532,841	$ 128,862,267
Arista Networks, Inc. (a)	314,516	29,265,714
CDW Corp.	58,107	10,354,667
Cisco Systems, Inc.	311,204	19,951,288
Descartes Systems Group, Inc. (a)	301,831	33,643,178
EPAM Systems, Inc. (a)	121,284	25,001,484
Hitachi Ltd.	1,145,100	28,981,971
International Business Machines Corp.	199,096	50,259,794
Shopify, Inc. (a)	395,335	44,277,520
		$370,597,883
Consumer Services – 0.5%
Booking Holdings, Inc. (s)	2,178	$ 10,924,870
Electrical Equipment – 1.3%
Amphenol Corp., “A”	396,176	$ 26,385,322
SCTFS-SEM
1

MFS Technology Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 16.2%
Analog Devices, Inc.	79,158	$ 18,211,090
Applied Materials, Inc.	84,017	13,280,567
Broadcom, Inc.	364,677	72,727,534
KLA Corp.	15,470	10,965,755
Lam Research Corp.	154,568	11,861,548
MACOM Technology Solutions Holdings, Inc. (a)	140,118	16,206,048
Marvell Technology, Inc.	291,717	26,785,455
Monolithic Power Systems, Inc.	4,822	2,946,290
NVIDIA Corp.	717,620	89,645,090
Onto Innovation, Inc. (a)	62,525	9,107,392
Taiwan Semiconductor Manufacturing Co. Ltd.	737,000	22,635,156
Teradyne, Inc.	80,662	8,861,527
Texas Instruments, Inc.	148,321	29,069,433
		$332,302,885
Insurance – 0.5%
Aon PLC	26,913	$ 11,010,646
Interactive Media Services – 20.3%
Alphabet, Inc., “A” (s)	916,515	$ 156,064,174
Meta Platforms, Inc., “A” (s)	360,377	240,803,912
Pinterest, Inc. (a)	538,932	19,929,705
		$416,797,791
Internet – 1.5%
Gartner, Inc. (a)	62,715	$ 31,252,139
Network & Telecom – 0.7%
Qualcomm, Inc.	93,766	$ 14,737,202
Other Banks & Diversified Financials – 0.7%
S&P Global, Inc.	27,636	$ 14,750,439
Specialty Stores – 0.8%
Amazon.com, Inc. (a)(s)	76,526	$ 16,244,939
Total Common Stocks (Identified Cost, $1,135,129,770)		$2,028,777,105
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	9,895	$ 0

2

MFS Technology Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $26,221,446)	26,221,692	$ 26,224,314
Other Assets, Less Liabilities – (0.1)%		(1,518,433)
Net Assets – 100.0%		$2,053,482,986
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $26,224,314 and $2,028,777,105, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
At February 28, 2025, the fund had cash collateral of $5,174 and other liquid securities with an aggregate value of $527,895 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
3

MFS Technology Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,135,129,770)	$2,028,777,105
Investments in affiliated issuers, at value (identified cost, $26,221,446)	26,224,314
Cash	20,920
Deposits with brokers for
Securities sold short	5,174
Receivables for
Fund shares sold	3,092,759
Dividends	762,659
Other assets	42,139
Total assets	$2,058,925,070
Liabilities
Payables for
Fund shares reacquired	$4,805,281
Payable to affiliates
Investment adviser	79,954
Administrative services fee	1,646
Shareholder servicing costs	393,611
Distribution and service fees	20,889
Payable for independent Trustees' compensation	6,824
Accrued expenses and other liabilities	133,879
Total liabilities	$5,442,084
Net assets	$2,053,482,986
Net assets consist of
Paid-in capital	$1,044,973,968
Total distributable earnings (loss)	1,008,509,018
Net assets	$2,053,482,986
Shares of beneficial interest outstanding	32,752,733
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$979,641,332	16,089,095	$60.89
Class B	12,553,222	294,724	42.59
Class C	98,485,595	2,322,472	42.41
Class I	511,178,083	7,313,363	69.90
Class R1	13,562,814	321,215	42.22
Class R2	31,109,027	571,635	54.42
Class R3	46,249,916	760,466	60.82
Class R4	18,192,279	272,331	66.80
Class R6	342,510,718	4,807,432	71.25
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $64.60 [100 / 94.25 x $60.89]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
4

MFS Technology Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$6,053,372
Dividends from affiliated issuers	858,393
Other	18,343
Income on securities loaned	9
Foreign taxes withheld	(57,143)
Total investment income	$6,872,974
Expenses
Management fee	$7,450,569
Distribution and service fees	2,032,771
Shareholder servicing costs	915,825
Administrative services fee	151,466
Independent Trustees' compensation	18,458
Custodian fee	51,948
Shareholder communications	33,483
Audit and tax fees	38,608
Legal fees	4,672
Miscellaneous	114,550
Total expenses	$10,812,350
Reduction of expenses by investment adviser and distributor	(141,468)
Net expenses	$10,670,882
Net investment income (loss)	$(3,797,908)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$150,856,073
Affiliated issuers	783
Foreign currency	1,145
Net realized gain (loss)	$150,858,001
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$6,761,110
Affiliated issuers	(6,033)
Net unrealized gain (loss)	$6,755,077
Net realized and unrealized gain (loss)	$157,613,078
Change in net assets from operations	$153,815,170
See Notes to Financial Statements
5

MFS Technology Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$(3,797,908)	$(7,989,873)
Net realized gain (loss)	150,858,001	277,813,075
Net unrealized gain (loss)	6,755,077	286,831,574
Change in net assets from operations	$153,815,170	$556,654,776
Total distributions to shareholders	$(275,885,565)	$(158,884,884)
Change in net assets from fund share transactions	$226,956,399	$47,525,569
Total change in net assets	$104,886,004	$445,295,461
Net assets
At beginning of period	1,948,596,982	1,503,301,521
At end of period	$2,053,482,986	$1,948,596,982
See Notes to Financial Statements
6

MFS Technology Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$64.79	$52.10	$46.91	$75.65	$64.90	$44.73
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.30)	$(0.22)	$(0.45)	$(0.57)	$(0.35)
Net realized and unrealized gain (loss)	5.77	18.67	9.75	(19.94)	14.83	21.50
Total from investment operations	$5.63	$18.37	$9.53	$(20.39)	$14.26	$21.15
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$60.89	$64.79	$52.10	$46.91	$75.65	$64.90
Total return (%) (r)(s)(t)(x)	7.92(n)	38.29	23.49	(30.20)	22.97	48.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.14	1.15	1.14	1.12	1.18
Expenses after expense reductions	1.10(a)	1.12	1.14	1.13	1.11	1.16
Net investment income (loss)	(0.44)(a)	(0.51)	(0.49)	(0.76)	(0.85)	(0.71)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$979,641	$927,605	$669,260	$572,702	$888,416	$745,157
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.11	1.13

See Notes to Financial Statements
7

MFS Technology Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$48.00	$40.24	$37.55	$62.67	$54.73	$38.16
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.54)	$(0.43)	$(0.73)	$(0.89)	$(0.61)
Net realized and unrealized gain (loss)	4.40	13.98	7.46	(16.04)	12.34	18.16
Total from investment operations	$4.12	$13.44	$7.03	$(16.77)	$11.45	$17.55
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$42.59	$48.00	$40.24	$37.55	$62.67	$54.73
Total return (%) (r)(s)(t)(x)	7.51(n)	37.23	22.60	(30.73)	22.06	47.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.89	1.91	1.89	1.87	1.93
Expenses after expense reductions	1.86(a)	1.87	1.89	1.88	1.86	1.92
Net investment income (loss)	(1.18)(a)	(1.27)	(1.24)	(1.52)	(1.59)	(1.46)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$12,553	$15,271	$18,987	$23,115	$44,390	$46,224
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86	1.88

See Notes to Financial Statements
8

MFS Technology Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.82	$40.11	$37.45	$62.52	$54.61	$38.07
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.54)	$(0.43)	$(0.73)	$(0.88)	$(0.61)
Net realized and unrealized gain (loss)	4.40	13.93	7.43	(15.99)	12.30	18.13
Total from investment operations	$4.12	$13.39	$7.00	$(16.72)	$11.42	$17.52
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$42.41	$47.82	$40.11	$37.45	$62.52	$54.61
Total return (%) (r)(s)(t)(x)	7.54(n)	37.22	22.58	(30.72)	22.06	47.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.89	1.90	1.89	1.87	1.93
Expenses after expense reductions	1.86(a)	1.87	1.89	1.88	1.86	1.92
Net investment income (loss)	(1.18)(a)	(1.26)	(1.24)	(1.52)	(1.59)	(1.46)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$98,486	$104,016	$105,653	$112,241	$194,857	$183,286
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86	1.88

See Notes to Financial Statements
9

MFS Technology Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$73.05	$57.94	$51.52	$82.06	$69.94	$48.02
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.17)	$(0.12)	$(0.34)	$(0.43)	$(0.25)
Net realized and unrealized gain (loss)	6.45	20.96	10.88	(21.85)	16.06	23.15
Total from investment operations	$6.38	$20.79	$10.76	$(22.19)	$15.63	$22.90
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$69.90	$73.05	$57.94	$51.52	$82.06	$69.94
Total return (%) (r)(s)(t)(x)	8.05(n)	38.63	23.79	(30.02)	23.28	48.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.89	0.91	0.89	0.87	0.93
Expenses after expense reductions	0.85(a)	0.87	0.89	0.88	0.86	0.92
Net investment income (loss)	(0.19)(a)	(0.26)	(0.24)	(0.52)	(0.59)	(0.46)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$511,178	$468,539	$356,050	$356,867	$608,833	$561,531
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.86	0.88

See Notes to Financial Statements
10

MFS Technology Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$47.65	$39.98	$37.35	$62.37	$54.49	$37.99
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.28)	$(0.54)	$(0.43)	$(0.72)	$(0.89)	$(0.62)
Net realized and unrealized gain (loss)	4.38	13.89	7.40	(15.95)	12.28	18.10
Total from investment operations	$4.10	$13.35	$6.97	$(16.67)	$11.39	$17.48
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$42.22	$47.65	$39.98	$37.35	$62.37	$54.49
Total return (%) (r)(s)(t)(x)	7.52(n)	37.24	22.56	(30.72)	22.05	47.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.87(a)	1.89	1.90	1.89	1.87	1.93
Expenses after expense reductions	1.86(a)	1.87	1.89	1.88	1.86	1.91
Net investment income (loss)	(1.18)(a)	(1.26)	(1.24)	(1.51)	(1.59)	(1.47)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$13,563	$13,792	$10,366	$7,558	$10,498	$9,882
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.86	1.88

See Notes to Financial Statements
11

MFS Technology Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$58.86	$47.93	$43.63	$71.12	$61.36	$42.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.20)	$(0.40)	$(0.30)	$(0.56)	$(0.68)	$(0.45)
Net realized and unrealized gain (loss)	5.29	17.01	8.94	(18.58)	13.95	20.34
Total from investment operations	$5.09	$16.61	$8.64	$(19.14)	$13.27	$19.89
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$54.42	$58.86	$47.93	$43.63	$71.12	$61.36
Total return (%) (r)(s)(t)(x)	7.79(n)	37.92	23.19	(30.38)	22.67	47.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.37(a)	1.39	1.40	1.39	1.37	1.43
Expenses after expense reductions	1.35(a)	1.37	1.39	1.38	1.36	1.42
Net investment income (loss)	(0.69)(a)	(0.76)	(0.74)	(1.02)	(1.09)	(0.97)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$31,109	$30,733	$22,942	$22,287	$37,797	$38,511
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.36	1.38

See Notes to Financial Statements
12

MFS Technology Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$64.72	$52.06	$46.87	$75.60	$64.85	$44.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.14)	$(0.29)	$(0.22)	$(0.46)	$(0.56)	$(0.35)
Net realized and unrealized gain (loss)	5.77	18.63	9.75	(19.92)	14.82	21.47
Total from investment operations	$5.63	$18.34	$9.53	$(20.38)	$14.26	$21.12
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$60.82	$64.72	$52.06	$46.87	$75.60	$64.85
Total return (%) (r)(s)(t)(x)	7.92(n)	38.26	23.51	(30.21)	22.99	48.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.12(a)	1.14	1.15	1.14	1.13	1.18
Expenses after expense reductions	1.10(a)	1.12	1.14	1.13	1.11	1.17
Net investment income (loss)	(0.44)(a)	(0.52)	(0.49)	(0.77)	(0.84)	(0.71)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$46,250	$45,404	$55,707	$49,755	$96,784	$109,884
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	1.11	1.13

See Notes to Financial Statements
13

MFS Technology Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$70.18	$55.88	$49.85	$79.68	$68.01	$46.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.07)	$(0.17)	$(0.11)	$(0.33)	$(0.42)	$(0.24)
Net realized and unrealized gain (loss)	6.22	20.15	10.48	(21.15)	15.60	22.51
Total from investment operations	$6.15	$19.98	$10.37	$(21.48)	$15.18	$22.27
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$66.80	$70.18	$55.88	$49.85	$79.68	$68.01
Total return (%) (r)(s)(t)(x)	8.06(n)	38.60	23.81	(30.03)	23.28	48.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.89	0.91	0.89	0.87	0.93
Expenses after expense reductions	0.85(a)	0.87	0.89	0.88	0.86	0.92
Net investment income (loss)	(0.19)(a)	(0.27)	(0.23)	(0.52)	(0.59)	(0.47)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$18,192	$17,676	$17,097	$25,674	$47,324	$32,530
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.85	0.89

See Notes to Financial Statements
14

MFS Technology Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$74.27	$58.77	$52.14	$82.87	$70.54	$48.38
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.12)	$(0.07)	$(0.27)	$(0.37)	$(0.20)
Net realized and unrealized gain (loss)	6.55	21.30	11.04	(22.11)	16.21	23.34
Total from investment operations	$6.51	$21.18	$10.97	$(22.38)	$15.84	$23.14
Less distributions declared to shareholders
From net realized gain	$(9.53)	$(5.68)	$(4.34)	$(8.35)	$(3.51)	$(0.98)
Net asset value, end of period (x)	$71.25	$74.27	$58.77	$52.14	$82.87	$70.54
Total return (%) (r)(s)(t)(x)	8.10(n)	38.76	23.92	(29.95)	23.39	48.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.78(a)	0.80	0.81	0.79	0.78	0.84
Expenses after expense reductions	0.77(a)	0.78	0.80	0.77	0.77	0.82
Net investment income (loss)	(0.10)(a)	(0.17)	(0.14)	(0.41)	(0.50)	(0.37)
Portfolio turnover rate	26(n)	37	44	30	36	46
Net assets at end of period (000 omitted)	$342,511	$325,561	$247,239	$235,529	$403,893	$316,404
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	N/A	N/A	N/A	N/A	0.77	0.79
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Technology Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Fund (the fund) is a non-diversified series of MFS Series Trust I (the trust).  The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
16

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,866,782,180	$—	$—	$1,866,782,180
Canada	110,377,798	0	—	110,377,798
Japan	—	28,981,971	—	28,981,971
Taiwan	—	22,635,156	—	22,635,156
Investment Companies	26,224,314	—	—	26,224,314
Total	$2,003,384,292	$51,617,127	$—	$2,055,001,419
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. For the six months ended February 28, 2025, the fund did not enter into short sale transactions.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at
17

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, straddle loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Long-term capital gains	$158,884,884
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$1,158,780,721
Gross appreciation	920,818,446
Gross depreciation	(24,597,748)
Net unrealized appreciation (depreciation)	$896,220,698
As of 8/31/24
Undistributed ordinary income	40,729,679
Undistributed long-term capital gain	205,525,104
Net unrealized appreciation (depreciation)	884,324,630
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$135,441,295	$73,879,242
Class B	2,679,859	2,336,196
Class C	19,423,534	13,791,501
Class I	60,351,694	34,516,934
Class R1	2,575,947	1,428,654
Class R2	4,651,526	2,750,922
Class R3	6,418,561	4,943,879
Class R4	2,344,331	1,670,862
Class R6	41,998,818	23,566,694
Total	$275,885,565	$158,884,884
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $140,605, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.71% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $68,244 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
19

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 1,229,753
Class B	0.75%	0.25%	1.00%	1.00%	72,067
Class C	0.75%	0.25%	1.00%	1.00%	522,837
Class R1	0.75%	0.25%	1.00%	1.00%	69,957
Class R2	0.25%	0.25%	0.50%	0.50%	79,721
Class R3	—	0.25%	0.25%	0.25%	58,436
Total Distribution and Service Fees					$2,032,771
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $748 and $115 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$2,048
Class B	281
Class C	2,151
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $135,738, which equated to 0.0132% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $780,087.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
20

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	4	$326
8/19/2024	Redemption	Class R1	4	216
8/19/2024	Redemption	Class R2	4	251
8/19/2024	Redemption	Class R3	4	234
8/19/2024	Redemption	Class R4	4	364
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $17,357, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $519,002,321 and $565,789,533, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,088,606	$71,830,168	2,505,973	$144,858,601
Class B	2,715	136,539	6,665	291,738
Class C	146,617	6,909,052	235,455	10,222,849
Class I	812,927	60,920,630	1,573,573	101,873,682
Class R1	29,358	1,393,620	66,822	2,877,562
Class R2	95,736	5,683,585	156,618	8,121,457
Class R3	90,325	5,946,461	266,609	14,989,671
Class R4	33,040	2,336,366	86,918	5,280,123
Class R6	548,227	41,947,529	1,347,638	89,431,503
	2,847,551	$197,103,950	6,246,271	$377,947,186
Shares issued to shareholders in reinvestment of distributions
Class A	2,057,144	$132,253,794	1,417,549	$71,841,342
Class B	59,161	2,664,610	61,552	2,323,571
Class C	421,891	18,917,596	355,772	13,384,132
Class I	767,781	56,631,553	554,577	31,633,089
Class R1	57,574	2,570,681	38,034	1,425,516
Class R2	80,807	4,645,607	59,583	2,748,583
Class R3	99,962	6,418,561	97,647	4,943,879
Class R4	28,716	2,024,168	27,555	1,510,277
Class R6	498,755	37,491,425	362,684	21,021,163
	4,071,791	$263,617,995	2,974,953	$150,831,552
21

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,374,585)	$(90,289,298)	(2,450,382)	$(143,136,476)
Class B	(85,301)	(4,013,532)	(221,958)	(9,459,908)
Class C	(420,982)	(19,738,931)	(1,050,526)	(45,212,895)
Class I	(681,536)	(50,864,392)	(1,858,849)	(119,203,591)
Class R1	(55,131)	(2,627,795)	(74,681)	(3,179,877)
Class R2	(127,020)	(7,768,628)	(172,752)	(9,172,372)
Class R3	(131,341)	(8,596,536)	(732,849)	(40,321,394)
Class R4	(41,282)	(2,908,029)	(168,604)	(10,689,954)
Class R6	(623,232)	(46,958,405)	(1,533,396)	(100,876,702)
	(3,540,410)	$(233,765,546)	(8,263,997)	$(481,253,169)
Net change
Class A	1,771,165	$113,794,664	1,473,140	$73,563,467
Class B	(23,425)	(1,212,383)	(153,741)	(6,844,599)
Class C	147,526	6,087,717	(459,299)	(21,605,914)
Class I	899,172	66,687,791	269,301	14,303,180
Class R1	31,801	1,336,506	30,175	1,123,201
Class R2	49,523	2,560,564	43,449	1,697,668
Class R3	58,946	3,768,486	(368,593)	(20,387,844)
Class R4	20,474	1,452,505	(54,131)	(3,899,554)
Class R6	423,750	32,480,549	176,926	9,575,964
	3,378,932	$226,956,399	957,227	$47,525,569
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $4,618 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$30,311,929	$116,893,233	$120,975,598	$783	$(6,033)	$26,224,314

22

MFS Technology Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$858,393	$—
23

MFS Technology Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Technology Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Technology Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

MFS Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Value Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace & Defense – 8.7%
Boeing Co. (a)	6,819,989	$ 1,190,974,679
General Dynamics Corp.	4,168,233	1,052,895,656
Honeywell International, Inc.	4,276,196	910,359,366
Northrop Grumman Corp.	1,356,950	626,558,093
RTX Corp.	9,763,007	1,298,382,301
		$5,079,170,095
Alcoholic Beverages – 0.8%
Diageo PLC	18,131,118	$ 492,698,038
Brokerage & Asset Managers – 5.9%
Blackrock, Inc.	720,006	$ 704,007,467
Citigroup, Inc.	11,744,573	938,978,611
KKR & Co., Inc.	5,692,997	771,913,463
NASDAQ, Inc.	12,833,118	1,062,325,508
		$3,477,225,049
Business Services – 2.6%
Accenture PLC, “A”	2,830,681	$ 986,492,329
Equifax, Inc.	2,288,985	561,259,122
		$1,547,751,451
Chemicals – 0.2%
PPG Industries, Inc.	1,226,280	$ 138,839,422
Computer Software - Systems – 0.2%
CDW Corp.	625,656	$ 111,491,899
Construction – 1.1%
CRH PLC	1,973,021	$ 202,274,113
Otis Worldwide Corp.	1,898,569	189,439,215
Sherwin-Williams Co.	738,886	267,676,231
		$659,389,559
Consumer Products – 2.4%
Kenvue, Inc.	26,754,493	$ 631,406,035
Kimberly-Clark Corp.	3,004,867	426,721,163
Reckitt Benckiser Group PLC	5,357,989	353,993,987
		$1,412,121,185
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	210,476	$ 214,940,196
Electronics – 5.5%
Analog Devices, Inc.	4,861,956	$ 1,118,541,597
KLA Corp.	895,360	634,666,983
NXP Semiconductors N.V.	2,928,415	631,336,990
EIFFS-SEM
1

MFS Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Texas Instruments, Inc.	4,408,000	$ 863,923,920
		$3,248,469,490
Energy - Independent – 2.8%
ConocoPhillips	11,737,648	$ 1,163,787,799
EOG Resources, Inc.	3,736,416	474,300,647
		$1,638,088,446
Energy - Integrated – 3.4%
Chevron Corp.	5,167,778	$ 819,712,946
Exxon Mobil Corp.	10,274,724	1,143,885,023
		$1,963,597,969
Food & Beverages – 3.5%
Mondelez International, Inc.	9,421,517	$ 605,144,037
Nestle S.A.	7,644,536	737,573,483
PepsiCo, Inc.	4,579,583	702,828,603
		$2,045,546,123
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	2,907,107	$ 815,298,158
Health Maintenance Organizations – 3.0%
Cigna Group	5,768,617	$ 1,781,637,360
Insurance – 12.7%
Aon PLC	3,367,562	$ 1,377,736,965
Chubb Ltd.	3,497,837	998,562,507
Marsh & McLennan Cos., Inc.	6,132,318	1,458,510,513
Progressive Corp.	9,122,583	2,572,568,406
Travelers Cos., Inc.	4,016,949	1,038,341,147
		$7,445,719,538
Insurance - Health – 1.2%
Elevance Health, Inc.	1,748,081	$ 693,778,387
Machinery & Tools – 3.3%
Eaton Corp. PLC	1,847,546	$ 541,922,193
Illinois Tool Works, Inc.	2,200,825	580,973,784
PACCAR, Inc.	6,042,958	648,046,816
Trane Technologies PLC	428,822	151,674,341
		$1,922,617,134
Major Banks – 9.0%
JPMorgan Chase & Co.	9,428,224	$ 2,495,179,482
Morgan Stanley	9,951,480	1,324,641,503
PNC Financial Services Group, Inc.	5,294,984	1,016,213,329
Wells Fargo & Co.	5,289,139	414,245,366
		$5,250,279,680
Medical & Health Technology & Services – 3.0%
McKesson Corp.	2,700,680	$ 1,729,137,377
2

MFS Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.8%
Abbott Laboratories	6,562,482	$ 905,688,141
Medtronic PLC	1,886,970	173,638,979
		$1,079,327,120
Other Banks & Diversified Financials – 2.3%
American Express Co.	4,494,236	$ 1,352,585,267
Pharmaceuticals – 6.0%
AbbVie, Inc.	4,390,480	$ 917,742,034
Johnson & Johnson	7,819,289	1,290,339,071
Merck & Co., Inc.	5,470,655	504,667,924
Pfizer, Inc.	31,432,842	830,770,014
		$3,543,519,043
Railroad & Shipping – 2.3%
Canadian National Railway Co.	2,428,383	$ 246,140,901
Union Pacific Corp.	4,428,696	1,092,515,016
		$1,338,655,917
Real Estate - Storage – 2.0%
Prologis, Inc., REIT	7,915,988	$ 980,949,233
Public Storage, Inc., REIT	627,690	190,579,238
		$1,171,528,471
Specialty Chemicals – 1.4%
Corteva, Inc.	5,266,557	$ 331,687,760
DuPont de Nemours, Inc.	6,188,008	505,993,414
		$837,681,174
Specialty Stores – 2.9%
Lowe's Cos., Inc.	4,730,151	$ 1,176,104,744
Target Corp.	4,251,753	528,237,793
		$1,704,342,537
Utilities - Electric Power – 8.9%
American Electric Power Co., Inc.	2,525,017	$ 267,778,053
Dominion Energy, Inc.	17,303,253	979,710,185
Duke Energy Corp.	10,029,055	1,178,313,672
Exelon Corp.	10,043,481	443,921,860
PG&E Corp.	44,226,724	722,664,670
Southern Co.	11,910,284	1,069,424,401
Xcel Energy, Inc.	7,871,103	567,506,526
		$5,229,319,367
Total Common Stocks (Identified Cost, $30,776,154,734)		$57,924,755,452
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $603,633,629)	603,573,272	$ 603,633,629
Other Assets, Less Liabilities – 0.2%		146,634,087
Net Assets – 100.0%		$58,675,023,168
3

MFS Value Fund
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $603,633,629 and $57,924,755,452, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
4

MFS Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $30,776,154,734)	$57,924,755,452
Investments in affiliated issuers, at value (identified cost, $603,633,629)	603,633,629
Receivables for
Investments sold	159,949,447
Fund shares sold	54,904,650
Dividends	141,575,627
Other assets	135,609
Total assets	$58,884,954,414
Liabilities
Payables for
Distributions	$668
Investments purchased	129,285,152
Fund shares reacquired	67,027,301
Payable to affiliates
Investment adviser	1,343,849
Administrative services fee	3,345
Shareholder servicing costs	10,756,845
Distribution and service fees	173,444
Payable for independent Trustees' compensation	39,801
Accrued expenses and other liabilities	1,300,841
Total liabilities	$209,931,246
Net assets	$58,675,023,168
Net assets consist of
Paid-in capital	$28,915,208,833
Total distributable earnings (loss)	29,759,814,335
Net assets	$58,675,023,168
Shares of beneficial interest outstanding	1,138,949,574
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$8,162,124,911	158,881,137	$51.37
Class B	11,009,537	214,703	51.28
Class C	376,544,364	7,435,991	50.64
Class I	25,225,908,859	487,183,268	51.78
Class R1	9,837,845	196,655	50.03
Class R2	254,841,388	5,030,619	50.66
Class R3	2,582,858,375	50,563,922	51.08
Class R4	1,513,092,635	29,458,086	51.36
Class R6	20,538,805,254	399,985,193	51.35
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $54.50 [100 / 94.25 x $51.37]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
5

MFS Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$670,817,142
Dividends from affiliated issuers	6,914,198
Other	214,644
Interest	366
Foreign taxes withheld	(1,362,745)
Total investment income	$676,583,605
Expenses
Management fee	$128,010,149
Distribution and service fees	16,055,403
Shareholder servicing costs	20,882,791
Administrative services fee	304,855
Independent Trustees' compensation	85,006
Custodian fee	294,496
Shareholder communications	969,159
Audit and tax fees	37,445
Legal fees	151,391
Miscellaneous	650,698
Total expenses	$167,441,393
Reduction of expenses by investment adviser and distributor	(4,023,631)
Net expenses	$163,417,762
Net investment income (loss)	$513,165,843
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,343,336,116
Affiliated issuers	(11,742)
Foreign currency	554,247
Net realized gain (loss)	$3,343,878,621
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,395,839,719)
Affiliated issuers	(15,499)
Translation of assets and liabilities in foreign currencies	(1,324,404)
Net unrealized gain (loss)	$(2,397,179,622)
Net realized and unrealized gain (loss)	$946,698,999
Change in net assets from operations	$1,459,864,842
See Notes to Financial Statements
6

MFS Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$513,165,843	$1,033,157,246
Net realized gain (loss)	3,343,878,621	4,736,770,735
Net unrealized gain (loss)	(2,397,179,622)	5,854,035,658
Change in net assets from operations	$1,459,864,842	$11,623,963,639
Total distributions to shareholders	$(4,488,708,799)	$(4,631,446,393)
Change in net assets from fund share transactions	$75,879,967	$(2,460,953,165)
Total change in net assets	$(2,952,963,990)	$4,531,564,081
Net assets
At beginning of period	61,627,987,158	57,096,423,077
At end of period	$58,675,023,168	$61,627,987,158
See Notes to Financial Statements
7

MFS Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$54.21	$48.21	$48.43	$53.60	$41.31	$41.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.77	$0.80	$0.70	$0.59	$0.63
Net realized and unrealized gain (loss)	0.78	9.17	2.43	(4.12)	12.77	0.57
Total from investment operations	$1.17	$9.94	$3.23	$(3.42)	$13.36	$1.20
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.78)	$(0.76)	$(0.69)	$(0.60)	$(0.65)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.01)	$(3.94)	$(3.45)	$(1.75)	$(1.07)	$(1.20)
Net asset value, end of period (x)	$51.37	$54.21	$48.21	$48.43	$53.60	$41.31
Total return (%) (r)(s)(t)(x)	2.44(n)	21.94	6.90	(6.59)	32.85	2.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.80	0.81	0.80	0.83
Expenses after expense reductions	0.79(a)	0.79	0.79	0.79	0.79	0.82
Net investment income (loss)	1.51(a)	1.57	1.67	1.36	1.25	1.56
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$8,162,125	$8,390,206	$7,661,572	$7,741,830	$8,523,158	$6,460,837

See Notes to Financial Statements
8

MFS Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$54.06	$48.04	$48.25	$53.38	$41.12	$41.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.40	$0.44	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	0.79	9.16	2.42	(4.08)	12.74	0.58
Total from investment operations	$0.98	$9.56	$2.86	$(3.78)	$12.97	$0.90
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.38)	$(0.38)	$(0.29)	$(0.24)	$(0.32)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.76)	$(3.54)	$(3.07)	$(1.35)	$(0.71)	$(0.87)
Net asset value, end of period (x)	$51.28	$54.06	$48.04	$48.25	$53.38	$41.12
Total return (%) (r)(s)(t)(x)	2.07(n)	21.04	6.07	(7.29)	31.87	2.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54(a)	1.54	1.54	1.54	1.54	1.56
Net investment income (loss)	0.72(a)	0.82	0.92	0.59	0.50	0.79
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$11,010	$16,737	$26,011	$35,955	$52,833	$55,897
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$53.46	$47.58	$47.82	$52.94	$40.80	$40.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.39	$0.43	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	0.78	9.05	2.42	(4.05)	12.63	0.56
Total from investment operations	$0.97	$9.44	$2.85	$(3.75)	$12.86	$0.88
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.40)	$(0.40)	$(0.31)	$(0.25)	$(0.33)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.79)	$(3.56)	$(3.09)	$(1.37)	$(0.72)	$(0.88)
Net asset value, end of period (x)	$50.64	$53.46	$47.58	$47.82	$52.94	$40.80
Total return (%) (r)(s)(t)(x)	2.08(n)	21.02	6.11	(7.29)	31.86	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54(a)	1.54	1.54	1.54	1.54	1.57
Net investment income (loss)	0.75(a)	0.82	0.92	0.60	0.50	0.80
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$376,544	$428,174	$476,461	$562,575	$686,442	$650,697

See Notes to Financial Statements
9

MFS Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$54.61	$48.54	$48.75	$53.94	$41.56	$41.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.46	$0.90	$0.93	$0.83	$0.71	$0.74
Net realized and unrealized gain (loss)	0.79	9.24	2.44	(4.14)	12.85	0.56
Total from investment operations	$1.25	$10.14	$3.37	$(3.31)	$13.56	$1.30
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.91)	$(0.89)	$(0.82)	$(0.71)	$(0.75)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.08)	$(4.07)	$(3.58)	$(1.88)	$(1.18)	$(1.30)
Net asset value, end of period (x)	$51.78	$54.61	$48.54	$48.75	$53.94	$41.56
Total return (%) (r)(s)(t)(x)	2.58(n)	22.24	7.15	(6.36)	33.20	3.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.55	0.56	0.55	0.58
Expenses after expense reductions	0.54(a)	0.54	0.54	0.54	0.54	0.57
Net investment income (loss)	1.76(a)	1.82	1.93	1.60	1.50	1.81
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$25,225,909	$26,486,371	$24,247,677	$24,634,555	$27,444,959	$21,027,882
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$52.87	$47.10	$47.39	$52.47	$40.45	$40.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.39	$0.43	$0.30	$0.23	$0.32
Net realized and unrealized gain (loss)	0.77	8.96	2.38	(4.01)	12.52	0.55
Total from investment operations	$0.96	$9.35	$2.81	$(3.71)	$12.75	$0.87
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.42)	$(0.41)	$(0.31)	$(0.26)	$(0.34)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.80)	$(3.58)	$(3.10)	$(1.37)	$(0.73)	$(0.89)
Net asset value, end of period (x)	$50.03	$52.87	$47.10	$47.39	$52.47	$40.45
Total return (%) (r)(s)(t)(x)	2.08(n)	21.04	6.08	(7.28)	31.88	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.55(a)	1.56	1.55	1.56	1.55	1.58
Expenses after expense reductions	1.54(a)	1.54	1.54	1.54	1.54	1.57
Net investment income (loss)	0.76(a)	0.82	0.92	0.60	0.50	0.80
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$9,838	$10,493	$13,878	$16,339	$20,580	$18,914

See Notes to Financial Statements
10

MFS Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$53.50	$47.62	$47.88	$53.01	$40.86	$40.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.32	$0.64	$0.67	$0.56	$0.46	$0.52
Net realized and unrealized gain (loss)	0.78	9.06	2.41	(4.07)	12.64	0.56
Total from investment operations	$1.10	$9.70	$3.08	$(3.51)	$13.10	$1.08
Less distributions declared to shareholders
From net investment income	$(0.31)	$(0.66)	$(0.65)	$(0.56)	$(0.48)	$(0.54)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(3.94)	$(3.82)	$(3.34)	$(1.62)	$(0.95)	$(1.09)
Net asset value, end of period (x)	$50.66	$53.50	$47.62	$47.88	$53.01	$40.86
Total return (%) (r)(s)(t)(x)	2.33(n)	21.65	6.62	(6.83)	32.53	2.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05(a)	1.06	1.05	1.06	1.05	1.08
Expenses after expense reductions	1.04(a)	1.04	1.04	1.04	1.04	1.07
Net investment income (loss)	1.26(a)	1.32	1.42	1.10	1.00	1.30
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$254,841	$277,810	$298,178	$323,438	$409,939	$359,598
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$53.92	$47.97	$48.22	$53.37	$41.14	$41.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.39	$0.77	$0.80	$0.69	$0.59	$0.63
Net realized and unrealized gain (loss)	0.78	9.12	2.41	(4.08)	12.71	0.56
Total from investment operations	$1.17	$9.89	$3.21	$(3.39)	$13.30	$1.19
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.78)	$(0.77)	$(0.70)	$(0.60)	$(0.65)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.01)	$(3.94)	$(3.46)	$(1.76)	$(1.07)	$(1.20)
Net asset value, end of period (x)	$51.08	$53.92	$47.97	$48.22	$53.37	$41.14
Total return (%) (r)(s)(t)(x)	2.45(n)	21.95	6.87	(6.58)	32.85	2.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80(a)	0.81	0.80	0.81	0.80	0.83
Expenses after expense reductions	0.79(a)	0.79	0.79	0.79	0.79	0.82
Net investment income (loss)	1.51(a)	1.57	1.67	1.35	1.25	1.56
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$2,582,858	$2,747,116	$2,553,121	$2,479,059	$2,774,355	$2,036,093

See Notes to Financial Statements
11

MFS Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$54.20	$48.21	$48.44	$53.61	$41.31	$41.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.89	$0.92	$0.82	$0.70	$0.73
Net realized and unrealized gain (loss)	0.79	9.17	2.43	(4.11)	12.78	0.56
Total from investment operations	$1.24	$10.06	$3.35	$(3.29)	$13.48	$1.29
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.91)	$(0.89)	$(0.82)	$(0.71)	$(0.75)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.08)	$(4.07)	$(3.58)	$(1.88)	$(1.18)	$(1.30)
Net asset value, end of period (x)	$51.36	$54.20	$48.21	$48.44	$53.61	$41.31
Total return (%) (r)(s)(t)(x)	2.58(n)	22.23	7.16	(6.36)	33.20	3.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.55(a)	0.56	0.55	0.56	0.55	0.58
Expenses after expense reductions	0.54(a)	0.54	0.54	0.54	0.54	0.57
Net investment income (loss)	1.75(a)	1.82	1.92	1.59	1.50	1.80
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$1,513,093	$1,711,590	$1,803,820	$1,936,377	$2,625,508	$2,323,830
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$54.19	$48.20	$48.43	$53.60	$41.31	$41.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.48	$0.94	$0.97	$0.88	$0.76	$0.78
Net realized and unrealized gain (loss)	0.79	9.17	2.43	(4.11)	12.76	0.55
Total from investment operations	$1.27	$10.11	$3.40	$(3.23)	$13.52	$1.33
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.96)	$(0.94)	$(0.88)	$(0.76)	$(0.79)
From net realized gain	(3.63)	(3.16)	(2.69)	(1.06)	(0.47)	(0.55)
Total distributions declared to shareholders	$(4.11)	$(4.12)	$(3.63)	$(1.94)	$(1.23)	$(1.34)
Net asset value, end of period (x)	$51.35	$54.19	$48.20	$48.43	$53.60	$41.31
Total return (%) (r)(s)(t)(x)	2.64(n)	22.36	7.28	(6.26)	33.33	3.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.45	0.45	0.44	0.45	0.47
Expenses after expense reductions	0.43(a)	0.44	0.44	0.43	0.44	0.46
Net investment income (loss)	1.86(a)	1.92	2.03	1.72	1.60	1.92
Portfolio turnover rate	6(n)	13	12	12	8	16
Net assets at end of period (000 omitted)	$20,538,805	$21,559,490	$20,015,706	$20,671,878	$22,910,207	$16,158,507

See Notes to Financial Statements
12

MFS Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Value Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
14

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$56,094,349,043	$—	$—	$56,094,349,043
United Kingdom	—	846,692,025	—	846,692,025
Switzerland	737,573,483	—	—	737,573,483
Canada	246,140,901	—	—	246,140,901
Investment Companies	603,633,629	—	—	603,633,629
Total	$57,681,697,056	$846,692,025	$—	$58,528,389,081
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
15

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$1,056,439,466
Tax-exempt income	3,575,006,927
Total distributions	$4,631,446,393
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$31,499,694,844
Gross appreciation	27,642,447,419
Gross depreciation	(613,753,182)
Net unrealized appreciation (depreciation)	$27,028,694,237
As of 8/31/24
Undistributed ordinary income	224,951,230
Undistributed long-term capital gain	3,137,854,231
Other temporary differences	1,303,376
Net unrealized appreciation (depreciation)	29,424,549,455
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase.  The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
16

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$607,097,795	$607,590,412
Class B	943,706	1,680,199
Class C	28,486,488	32,792,010
Class I	1,933,748,959	1,959,316,933
Class R1	747,213	972,459
Class R2	18,956,805	22,593,793
Class R3	193,821,196	204,644,209
Class R4	121,086,040	145,907,726
Class R6	1,583,820,597	1,655,948,652
Total	$4,488,708,799	$4,631,446,393
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $7.5 billion	0.60%
In excess of $7.5 billion and up to $10 billion	0.53%
In excess of $10 billion and up to $20 billion	0.50%
In excess of $20 billion and up to $25 billion	0.45%
In excess of $25 billion and up to $30 billion	0.42%
In excess of $30 billion and up to $35 billion	0.40%
In excess of $35 billion and up to $40 billion	0.38%
In excess of $40 billion and up to $45 billion	0.36%
In excess of $45 billion and up to $50 billion	0.35%
In excess of $50 billion and up to $60 billion	0.34%
In excess of $60 billion and up to $70 billion	0.33%
In excess of $70 billion	0.32%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $4,022,211, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.42% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $276,797 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
17

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 10,096,069
Class B	0.75%	0.25%	1.00%	1.00%	67,803
Class C	0.75%	0.25%	1.00%	1.00%	1,981,212
Class R1	0.75%	0.25%	1.00%	1.00%	50,928
Class R2	0.25%	0.25%	0.50%	0.50%	649,594
Class R3	—	0.25%	0.25%	0.25%	3,209,797
Total Distribution and Service Fees					$16,055,403
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended February 28, 2025, this rebate amounted to $1,314, $1, $24, and $81 for Class A, Class B, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$19,358
Class B	1,923
Class C	7,431
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $501,459, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $20,381,332.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0010% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
18

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	3	$179
8/19/2024	Redemption	Class C	6	328
8/19/2024	Redemption	Class I	4	227
8/19/2024	Redemption	Class R1	4	228
8/19/2024	Redemption	Class R2	4	197
8/19/2024	Redemption	Class R3	2	95
8/19/2024	Redemption	Class R4	8	426
9/25/2024	Redemption	Class R4	1	41
During the six months ended February 28, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,562,409. The sales transactions resulted in net realized gains (losses) of $132,641.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $208,270, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $3,322,900,160 and $7,333,003,970, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,596,133	$441,010,262	16,151,197	$787,739,662
Class B	639	32,145	7,301	346,381
Class C	500,991	25,438,598	1,002,707	48,003,095
Class I	37,333,542	1,937,962,669	84,680,571	4,186,783,379
Class R1	12,357	627,920	33,463	1,584,134
Class R2	288,969	14,680,156	754,597	35,865,953
Class R3	3,342,183	174,599,952	7,203,095	349,782,275
Class R4	1,366,975	70,949,662	4,418,297	215,882,419
Class R6	23,846,446	1,244,254,147	45,744,619	2,233,356,891
	75,288,235	$3,909,555,511	159,995,847	$7,859,344,189
Shares issued to shareholders in reinvestment of distributions
Class A	10,017,200	$497,200,658	10,624,965	$501,009,844
Class B	19,022	941,957	34,692	1,627,379
Class C	490,147	23,973,670	592,595	27,522,243
Class I	31,640,535	1,583,104,974	33,968,010	1,613,536,334
Class R1	15,462	747,213	21,181	972,459
Class R2	385,769	18,883,994	484,326	22,523,153
Class R3	3,926,670	193,813,791	4,359,932	204,518,463
Class R4	2,366,192	117,462,536	3,022,563	142,504,443
Class R6	29,250,316	1,451,358,997	32,272,342	1,521,569,280
	78,111,313	$3,887,487,790	85,380,606	$4,035,783,598
19

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,518,059)	$(751,938,105)	(30,922,770)	$(1,508,131,655)
Class B	(114,566)	(5,950,602)	(273,771)	(13,354,600)
Class C	(1,564,428)	(79,981,205)	(3,600,575)	(173,353,285)
Class I	(66,808,141)	(3,480,364,793)	(133,177,684)	(6,538,862,892)
Class R1	(29,641)	(1,476,517)	(150,807)	(7,027,938)
Class R2	(837,110)	(43,389,439)	(2,307,199)	(110,494,983)
Class R3	(7,652,605)	(398,786,986)	(13,834,005)	(675,854,557)
Class R4	(5,851,870)	(303,810,998)	(13,281,625)	(648,898,903)
Class R6	(50,939,285)	(2,655,464,689)	(95,457,756)	(4,680,102,139)
	(148,315,705)	$(7,721,163,334)	(293,006,192)	$(14,356,080,952)
Net change
Class A	4,095,274	$186,272,815	(4,146,608)	$(219,382,149)
Class B	(94,905)	(4,976,500)	(231,778)	(11,380,840)
Class C	(573,290)	(30,568,937)	(2,005,273)	(97,827,947)
Class I	2,165,936	40,702,850	(14,529,103)	(738,543,179)
Class R1	(1,822)	(101,384)	(96,163)	(4,471,345)
Class R2	(162,372)	(9,825,289)	(1,068,276)	(52,105,877)
Class R3	(383,752)	(30,373,243)	(2,270,978)	(121,553,819)
Class R4	(2,118,703)	(115,398,800)	(5,840,765)	(290,512,041)
Class R6	2,157,477	40,148,455	(17,440,795)	(925,175,968)
	5,083,843	$75,879,967	(47,629,739)	$(2,460,953,165)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund was the owner of record of approximately 1% of the value of outstanding voting shares of the fund. In addition, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, the MFS Lifetime Income Fund, the MFS Managed Wealth Fund, and the MFS Moderate Allocation Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $142,822 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
20

MFS Value Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$322,981,467	$3,747,548,016	$3,466,868,613	$(11,742)	$(15,499)	$603,633,629
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,914,198	$—
(8)  Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
September 6, 2024	$35,876,475	$20,315,145
November 15, 2024	$67,278,312	$38,745,508
(9)  Subsequent Event
On April 11, 2025, the fund recorded a redemption in-kind of portfolio securities and cash that were valued at $28,003,736. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $14,828,786 for the fund.
21

MFS Value Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Low Volatility Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Equity Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 5.2%
CACI International, Inc., “A” (a)	10,870	$ 3,639,819
General Dynamics Corp.	6,899	1,742,687
Honeywell International, Inc.	9,515	2,025,648
Huntington Ingalls Industries, Inc.	9,639	1,692,416
Leidos Holdings, Inc.	11,807	1,534,556
Teledyne Technologies, Inc. (a)	18,789	9,676,711
		$20,311,837
Apparel Manufacturers – 0.4%
Skechers USA, Inc., “A” (a)	27,238	$ 1,661,246
Automotive – 0.5%
Lear Corp.	19,380	$ 1,821,526
Biotechnology – 0.4%
Biogen, Inc. (a)	12,371	$ 1,738,126
Broadcasting – 1.2%
Omnicom Group, Inc.	55,887	$ 4,625,208
Brokerage & Asset Managers – 0.7%
Cboe Global Markets, Inc.	12,487	$ 2,632,260
Business Services – 6.0%
Accenture PLC, “A”	25,001	$ 8,712,849
Cognizant Technology Solutions Corp., “A”	106,374	8,864,145
Fiserv, Inc. (a)	17,617	4,152,151
Verisk Analytics, Inc., “A”	6,332	1,880,034
		$23,609,179
Chemicals – 0.6%
Eastman Chemical Co.	25,091	$ 2,455,154
Computer Software – 4.4%
Guidewire Software, Inc. (a)	9,431	$ 1,898,649
Intuit, Inc.	7,627	4,681,757
Microsoft Corp.	19,411	7,705,973
Tyler Technologies, Inc. (a)	4,576	2,784,176
		$17,070,555
Computer Software - Systems – 0.5%
NetApp, Inc.	20,644	$ 2,060,478
Construction – 0.9%
AvalonBay Communities, Inc., REIT	8,634	$ 1,952,838
Essex Property Trust, Inc., REIT	5,484	1,708,650
		$3,661,488
LVUFS-SEM
1

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 3.9%
Colgate-Palmolive Co.	43,066	$ 3,926,327
Kimberly-Clark Corp.	14,263	2,025,489
Procter & Gamble Co.	43,462	7,555,434
Reynolds Consumer Products, Inc.	80,442	1,969,220
		$15,476,470
Containers – 0.5%
Graphic Packaging Holding Co.	65,747	$ 1,754,130
Electrical Equipment – 5.6%
AMETEK, Inc.	13,384	$ 2,533,591
Amphenol Corp., “A”	142,840	9,513,144
TE Connectivity PLC	65,311	10,059,854
		$22,106,589
Electronics – 3.8%
Analog Devices, Inc.	24,527	$ 5,642,682
Corning, Inc.	131,375	6,588,456
NXP Semiconductors N.V.	13,080	2,819,917
		$15,051,055
Energy - Independent – 1.2%
EOG Resources, Inc.	18,395	$ 2,335,061
Phillips 66	18,052	2,341,164
		$4,676,225
Engineering - Construction – 0.4%
Jacobs Solutions, Inc.	13,173	$ 1,687,593
Food & Beverages – 4.3%
General Mills, Inc.	152,010	$ 9,214,847
Mondelez International, Inc.	29,153	1,872,497
PepsiCo, Inc.	36,864	5,657,518
		$16,744,862
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	91,279	$ 1,920,510
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	10,472	$ 2,774,661
Ryman Hospitality Properties, Inc., REIT	18,522	1,831,641
		$4,606,302
Health Maintenance Organizations – 1.3%
Cigna Group	7,423	$ 2,292,594
UnitedHealth Group, Inc.	6,298	2,991,298
		$5,283,892
Insurance – 7.6%
American International Group, Inc.	19,626	$ 1,627,780
Ameriprise Financial, Inc.	3,929	2,111,052
Assurant, Inc.	16,341	3,397,130
2

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Chubb Ltd.	19,645	$ 5,608,255
Everest Group Ltd.	18,190	6,425,072
Hanover Insurance Group, Inc.	12,570	2,143,562
Hartford Insurance Group, Inc.	27,711	3,277,657
MetLife, Inc.	18,449	1,589,935
Reinsurance Group of America, Inc.	9,155	1,855,627
Voya Financial, Inc.	24,945	1,802,526
		$29,838,596
Interactive Media Services – 2.0%
Alphabet, Inc., “A”	44,883	$ 7,642,677
Machinery & Tools – 1.5%
Eaton Corp. PLC	14,628	$ 4,290,685
Wabtec Corp.	8,968	1,662,308
		$5,952,993
Major Banks – 1.2%
Bank of America Corp.	37,537	$ 1,730,455
JPMorgan Chase & Co.	11,015	2,915,120
		$4,645,575
Medical & Health Technology & Services – 3.6%
McKesson Corp.	19,019	$ 12,177,105
Ventas, Inc., REIT	29,484	2,039,703
		$14,216,808
Medical Equipment – 4.0%
Abbott Laboratories	33,409	$ 4,610,776
Boston Scientific Corp. (a)	16,573	1,720,112
Hologic, Inc. (a)	24,032	1,523,388
Medtronic PLC	49,039	4,512,569
STERIS PLC	15,587	3,417,606
		$15,784,451
Network & Telecom – 2.7%
Motorola Solutions, Inc.	23,725	$ 10,444,220
Other Banks & Diversified Financials – 3.7%
Mastercard, Inc., “A”	5,628	$ 3,243,472
Northern Trust Corp.	18,786	2,070,593
Visa, Inc., “A”	25,039	9,081,896
		$14,395,961
Pharmaceuticals – 6.5%
AbbVie, Inc.	10,374	$ 2,168,477
Johnson & Johnson	70,762	11,677,145
Merck & Co., Inc.	76,014	7,012,292
Pfizer, Inc.	80,708	2,133,113
Vertex Pharmaceuticals, Inc. (a)	4,865	2,334,178
		$25,325,205
3

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 4.2%
Republic Services, Inc.	33,802	$ 8,011,750
Waste Connections, Inc.	25,244	4,790,301
Waste Management, Inc.	15,587	3,628,342
		$16,430,393
Printing & Publishing – 0.4%
Lamar Advertising Co., REIT	12,725	$ 1,580,827
Railroad & Shipping – 0.4%
CSX Corp.	54,229	$ 1,735,870
Real Estate – 1.8%
Essential Properties Realty Trust, REIT	52,244	$ 1,709,424
Federal Realty Investment Trust, REIT	14,900	1,570,758
NNN REIT, Inc.	41,879	1,777,763
W.P. Carey, Inc., REIT	31,142	1,999,628
		$7,057,573
Real Estate - Storage – 0.5%
Public Storage, Inc., REIT	6,433	$ 1,953,187
Restaurants – 1.6%
Aramark	41,727	$ 1,545,985
McDonald's Corp.	15,408	4,750,749
		$6,296,734
Specialty Chemicals – 1.3%
Ecolab, Inc.	11,929	$ 3,209,020
RPM International, Inc.	14,813	1,835,183
		$5,044,203
Specialty Stores – 5.1%
AutoZone, Inc. (a)	1,823	$ 6,367,757
Home Depot, Inc.	6,119	2,426,795
O'Reilly Automotive, Inc. (a)	2,620	3,598,937
Walmart Stores, Inc.	76,178	7,511,913
		$19,905,402
Telecom - Infrastructure – 0.6%
American Tower Corp., REIT	11,973	$ 2,461,888
Telecom Services – 1.2%
Comcast Corp., “A”	54,494	$ 1,955,245
T-Mobile USA, Inc.	10,330	2,785,897
		$4,741,142
Trucking – 0.9%
J.B. Hunt Transport Services, Inc.	9,701	$ 1,563,704
Landstar System, Inc.	13,260	2,105,688
		$3,669,392
4

MFS Low Volatility Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 5.3%
Dominion Energy, Inc.	31,673	$ 1,793,325
DTE Energy Co.	21,169	2,830,295
Duke Energy Corp.	39,370	4,625,581
Evergy, Inc.	45,077	3,106,256
Exelon Corp.	97,845	4,324,749
Xcel Energy, Inc.	57,354	4,135,224
		$20,815,430
Total Common Stocks (Identified Cost, $264,842,550)		$390,893,212
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $955,934)	955,839	$ 955,934
Other Assets, Less Liabilities – 0.1%		503,865
Net Assets – 100.0%		$392,353,011
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $955,934 and $390,893,212, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Low Volatility Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $264,842,550)	$390,893,212
Investments in affiliated issuers, at value (identified cost, $955,934)	955,934
Receivables for
Fund shares sold	397,258
Dividends	477,134
Receivable from investment adviser	1,654
Other assets	27,956
Total assets	$392,753,148
Liabilities
Payables for
Fund shares reacquired	$256,057
Payable to affiliates
Administrative services fee	357
Shareholder servicing costs	65,271
Distribution and service fees	3,550
Payable for independent Trustees' compensation	1,687
Accrued expenses and other liabilities	73,215
Total liabilities	$400,137
Net assets	$392,353,011
Net assets consist of
Paid-in capital	$250,066,253
Total distributable earnings (loss)	142,286,758
Net assets	$392,353,011
Shares of beneficial interest outstanding	20,293,648
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$181,037,257	9,372,925	$19.31
Class B	697,674	36,234	19.25
Class C	18,406,013	961,867	19.14
Class I	78,935,575	4,078,028	19.36
Class R1	848,793	44,056	19.27
Class R2	423,120	21,757	19.45
Class R3	481,170	24,789	19.41
Class R4	130,743	6,753	19.36
Class R6	111,392,666	5,747,239	19.38
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $20.49 [100 / 94.25 x $19.31]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Low Volatility Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$3,653,778
Dividends from affiliated issuers	33,644
Other	2,131
Foreign taxes withheld	(6,615)
Total investment income	$3,682,938
Expenses
Management fee	$1,015,289
Distribution and service fees	333,910
Shareholder servicing costs	135,443
Administrative services fee	34,033
Independent Trustees' compensation	4,644
Custodian fee	16,864
Shareholder communications	16,999
Audit and tax fees	32,348
Legal fees	1,118
Miscellaneous	96,675
Total expenses	$1,687,323
Reduction of expenses by investment adviser	(89,255)
Net expenses	$1,598,068
Net investment income (loss)	$2,084,870
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$29,424,257
Affiliated issuers	300
Foreign currency	(2)
Net realized gain (loss)	$29,424,555
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(27,297,705)
Affiliated issuers	(257)
Net unrealized gain (loss)	$(27,297,962)
Net realized and unrealized gain (loss)	$2,126,593
Change in net assets from operations	$4,211,463
See Notes to Financial Statements
7

MFS Low Volatility Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$2,084,870	$4,433,073
Net realized gain (loss)	29,424,555	39,956,750
Net unrealized gain (loss)	(27,297,962)	47,036,877
Change in net assets from operations	$4,211,463	$91,426,700
Total distributions to shareholders	$(45,969,100)	$(27,800,378)
Change in net assets from fund share transactions	$5,229,997	$(80,040,722)
Total change in net assets	$(36,527,640)	$(16,414,400)
Net assets
At beginning of period	428,880,651	445,295,051
At end of period	$392,353,011	$428,880,651
See Notes to Financial Statements
8

MFS Low Volatility Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.48	$18.55	$19.36	$22.51	$17.32	$16.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.17	$0.16	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	0.12	3.92	1.26	(2.15)	5.22	1.04
Total from investment operations	$0.21	$4.09	$1.42	$(2.02)	$5.36	$1.22
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.16)	$(0.12)	$(0.17)	$(0.16)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.38)	$(1.16)	$(2.23)	$(1.13)	$(0.17)	$(0.18)
Net asset value, end of period (x)	$19.31	$21.48	$18.55	$19.36	$22.51	$17.32
Total return (%) (r)(s)(t)(x)	1.07(n)	23.16	8.02	(9.47)	31.16	7.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.95	0.93	0.94	0.92	0.92
Expenses after expense reductions	0.90(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.92(a)	0.90	0.89	0.63	0.71	1.11
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$181,037	$190,002	$166,624	$161,776	$171,216	$135,199

See Notes to Financial Statements
9

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.40	$18.48	$19.28	$22.46	$17.29	$16.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.03	$(0.03)	$(0.01)	$0.06
Net realized and unrealized gain (loss)	0.12	3.89	1.25	(2.14)	5.22	1.03
Total from investment operations	$0.14	$3.92	$1.28	$(2.17)	$5.21	$1.09
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.02)	$(0.01)	$(0.00)(w)	$(0.04)	$(0.03)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.29)	$(1.00)	$(2.08)	$(1.01)	$(0.04)	$(0.05)
Net asset value, end of period (x)	$19.25	$21.40	$18.48	$19.28	$22.46	$17.29
Total return (%) (r)(s)(t)(x)	0.73(n)	22.19	7.23	(10.15)	30.19	6.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.69	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.65(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.17(a)	0.16	0.14	(0.14)	(0.04)	0.35
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$698	$869	$1,492	$1,712	$2,511	$2,198
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.29	$18.39	$19.20	$22.37	$17.22	$16.20
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.03	$(0.03)	$(0.01)	$0.06
Net realized and unrealized gain (loss)	0.12	3.88	1.25	(2.13)	5.20	1.03
Total from investment operations	$0.14	$3.91	$1.28	$(2.16)	$5.19	$1.09
Less distributions declared to shareholders
From net investment income	$(0.01)	$(0.03)	$(0.02)	$—	$(0.04)	$(0.05)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.29)	$(1.01)	$(2.09)	$(1.01)	$(0.04)	$(0.07)
Net asset value, end of period (x)	$19.14	$21.29	$18.39	$19.20	$22.37	$17.22
Total return (%) (r)(s)(t)(x)	0.74(n)	22.24	7.23	(10.14)	30.20	6.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.69	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.65(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.17(a)	0.15	0.14	(0.14)	(0.03)	0.35
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$18,406	$20,313	$22,224	$25,754	$32,839	$29,429

See Notes to Financial Statements
10

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.52	$18.59	$19.39	$22.55	$17.34	$16.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.22	$0.21	$0.17	$0.19	$0.22
Net realized and unrealized gain (loss)	0.13	3.92	1.27	(2.15)	5.23	1.03
Total from investment operations	$0.25	$4.14	$1.48	$(1.98)	$5.42	$1.25
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.21)	$(0.17)	$(0.21)	$(0.20)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.41)	$(1.21)	$(2.28)	$(1.18)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$19.36	$21.52	$18.59	$19.39	$22.55	$17.34
Total return (%) (r)(s)(t)(x)	1.26(n)	23.41	8.34	(9.28)	31.55	7.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.69	0.69	0.68	0.67	0.67
Expenses after expense reductions	0.65(a)	0.64	0.64	0.64	0.64	0.64
Net investment income (loss)	1.18(a)	1.16	1.14	0.82	0.99	1.35
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$78,936	$97,091	$141,858	$163,689	$335,165	$464,428
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.42	$18.51	$19.32	$22.50	$17.33	$16.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.03	$0.03	$(0.03)	$(0.01)	$0.05
Net realized and unrealized gain (loss)	0.13	3.90	1.25	(2.14)	5.23	1.05
Total from investment operations	$0.15	$3.93	$1.28	$(2.17)	$5.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.04)	$(0.02)	$(0.00)(w)	$(0.05)	$(0.04)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.30)	$(1.02)	$(2.09)	$(1.01)	$(0.05)	$(0.06)
Net asset value, end of period (x)	$19.27	$21.42	$18.51	$19.32	$22.50	$17.33
Total return (%) (r)(s)(t)(x)	0.76(n)	22.19	7.22	(10.12)	30.18	6.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.69(a)	1.70	1.68	1.69	1.67	1.67
Expenses after expense reductions	1.65(a)	1.64	1.64	1.64	1.64	1.64
Net investment income (loss)	0.16(a)	0.14	0.15	(0.14)	(0.07)	0.34
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$849	$791	$608	$522	$683	$340

See Notes to Financial Statements
11

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.61	$18.65	$19.45	$22.61	$17.39	$16.36
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.13	$0.12	$0.07	$0.09	$0.14
Net realized and unrealized gain (loss)	0.12	3.94	1.26	(2.16)	5.25	1.04
Total from investment operations	$0.19	$4.07	$1.38	$(2.09)	$5.34	$1.18
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.13)	$(0.11)	$(0.06)	$(0.12)	$(0.13)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.35)	$(1.11)	$(2.18)	$(1.07)	$(0.12)	$(0.15)
Net asset value, end of period (x)	$19.45	$21.61	$18.65	$19.45	$22.61	$17.39
Total return (%) (r)(s)(t)(x)	0.97(n)	22.88	7.74	(9.72)	30.88	7.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.19	1.19	1.19	1.17	1.17
Expenses after expense reductions	1.15(a)	1.14	1.14	1.14	1.14	1.14
Net investment income (loss)	0.67(a)	0.66	0.64	0.34	0.45	0.86
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$423	$420	$480	$511	$742	$531
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.57	$18.63	$19.43	$22.59	$17.38	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.18	$0.16	$0.13	$0.14	$0.18
Net realized and unrealized gain (loss)	0.13	3.92	1.27	(2.16)	5.24	1.05
Total from investment operations	$0.22	$4.10	$1.43	$(2.03)	$5.38	$1.23
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.18)	$(0.16)	$(0.12)	$(0.17)	$(0.17)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.38)	$(1.16)	$(2.23)	$(1.13)	$(0.17)	$(0.19)
Net asset value, end of period (x)	$19.41	$21.57	$18.63	$19.43	$22.59	$17.38
Total return (%) (r)(s)(t)(x)	1.12(n)	23.11	8.04	(9.49)	31.17	7.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.94	0.93	0.94	0.92	0.93
Expenses after expense reductions	0.90(a)	0.89	0.89	0.89	0.89	0.89
Net investment income (loss)	0.92(a)	0.94	0.89	0.62	0.70	1.15
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$481	$473	$717	$644	$786	$573

See Notes to Financial Statements
12

MFS Low Volatility Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.53	$18.60	$19.41	$22.56	$17.36	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.21	$0.21	$0.18	$0.18	$0.22
Net realized and unrealized gain (loss)	0.12	3.93	1.26	(2.15)	5.23	1.04
Total from investment operations	$0.24	$4.14	$1.47	$(1.97)	$5.41	$1.26
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.23)	$(0.21)	$(0.17)	$(0.21)	$(0.20)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.41)	$(1.21)	$(2.28)	$(1.18)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$19.36	$21.53	$18.60	$19.41	$22.56	$17.36
Total return (%) (r)(s)(t)(x)	1.21(n)	23.41	8.27	(9.22)	31.47	7.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.69(a)	0.70	0.68	0.69	0.66	0.67
Expenses after expense reductions	0.65(a)	0.65	0.64	0.64	0.64	0.64
Net investment income (loss)	1.19(a)	1.08	1.15	0.87	0.96	1.35
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$131	$535	$105	$97	$107	$81
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$21.55	$18.61	$19.42	$22.57	$17.37	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.24	$0.23	$0.20	$0.20	$0.23
Net realized and unrealized gain (loss)	0.12	3.92	1.25	(2.15)	5.23	1.05
Total from investment operations	$0.25	$4.16	$1.48	$(1.95)	$5.43	$1.28
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.24)	$(0.22)	$(0.19)	$(0.23)	$(0.21)
From net realized gain	(2.28)	(0.98)	(2.07)	(1.01)	—	(0.02)
Total distributions declared to shareholders	$(2.42)	$(1.22)	$(2.29)	$(1.20)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$19.38	$21.55	$18.61	$19.42	$22.57	$17.37
Total return (%) (r)(s)(t)(x)	1.25(n)	23.55	8.38	(9.13)	31.57	8.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61(a)	0.61	0.59	0.59	0.58	0.59
Expenses after expense reductions	0.57(a)	0.56	0.55	0.54	0.55	0.56
Net investment income (loss)	1.25(a)	1.23	1.24	0.97	1.06	1.45
Portfolio turnover rate	11(n)	25	39	36	20	34
Net assets at end of period (000 omitted)	$111,393	$118,386	$111,186	$77,259	$84,532	$78,929

See Notes to Financial Statements
13

MFS Low Volatility Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Low Volatility Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
15

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$390,893,212	$—	$—	$390,893,212
Investment Companies	955,934	—	—	955,934
Total	$391,849,146	$—	$—	$391,849,146
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open
16

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$4,607,918
Long-term capital gains	23,192,460
Total distributions	$27,800,378
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/25
Cost of investments	$268,305,882
Gross appreciation	129,164,335
Gross depreciation	(5,621,071)
Net unrealized appreciation (depreciation)	$123,543,264
As of 8/31/24
Undistributed ordinary income	4,248,901
Undistributed long-term capital gain	28,890,631
Net unrealized appreciation (depreciation)	150,904,863
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$20,667,692	$10,227,737
Class B	91,695	71,177
Class C	2,070,464	1,168,760
Class I	10,230,284	9,069,835
Class R1	85,860	32,318
Class R2	45,905	28,778
Class R3	52,489	43,742
Class R4	59,994	8,849
Class R6	12,664,717	7,149,182
Total	$45,969,100	$27,800,378
17

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion and up to $2.5 billion	0.475%
In excess of $2.5 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $27,724, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.57%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $61,531, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,763 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 229,270
Class B	0.75%	0.25%	1.00%	1.00%	4,068
Class C	0.75%	0.25%	1.00%	1.00%	94,928
Class R1	0.75%	0.25%	1.00%	1.00%	4,017
Class R2	0.25%	0.25%	0.50%	0.50%	1,040
Class R3	—	0.25%	0.25%	0.25%	587
Total Distribution and Service Fees					$333,910
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025.
18

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$1,268
Class B	—
Class C	109
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $10,915, which equated to 0.0054% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $124,528.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0168% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	3	$65
8/19/2024	Redemption	Class B	3	55
8/19/2024	Redemption	Class C	3	60
8/19/2024	Redemption	Class I	3	56
At February 28, 2025, MFS held 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $2,061, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $45,021,959 and $83,803,502, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
19

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	388,098	$7,850,171	984,201	$19,075,149
Class B	37	694	10,819	222,077
Class C	20,088	407,541	53,454	1,027,060
Class I	202,558	4,110,401	1,487,132	28,453,274
Class R1	3,463	67,561	4,979	95,524
Class R2	164	3,295	586	11,033
Class R3	314	6,401	704	13,509
Class R4	2,533	53,329	23,895	454,516
Class R6	407,429	8,194,644	735,800	14,160,129
	1,024,684	$20,694,037	3,301,570	$63,512,271
Shares issued to shareholders in reinvestment of distributions
Class A	1,075,227	$20,653,544	555,708	$10,219,630
Class B	4,790	91,695	3,631	66,292
Class C	108,727	2,068,248	64,320	1,168,270
Class I	510,247	9,823,004	469,032	8,635,474
Class R1	4,482	85,860	1,766	32,318
Class R2	2,374	45,905	1,558	28,778
Class R3	2,720	52,489	2,374	43,742
Class R4	3,115	59,994	471	8,849
Class R6	651,947	12,565,823	384,221	7,096,032
	2,363,629	$45,446,562	1,483,081	$27,299,385
Shares reacquired
Class A	(936,638)	$(18,766,021)	(1,675,374)	$(32,268,950)
Class B	(9,186)	(175,399)	(54,596)	(1,073,618)
Class C	(121,145)	(2,434,132)	(371,956)	(7,208,771)
Class I	(1,146,009)	(22,530,683)	(5,077,288)	(98,860,094)
Class R1	(815)	(15,765)	(2,697)	(49,560)
Class R2	(217)	(4,244)	(8,431)	(167,283)
Class R3	(151)	(3,008)	(19,690)	(368,059)
Class R4	(23,754)	(459,283)	(5,135)	(108,061)
Class R6	(806,081)	(16,522,067)	(1,600,800)	(30,747,982)
	(3,043,996)	$(60,910,602)	(8,815,967)	$(170,852,378)
Net change
Class A	526,687	$9,737,694	(135,465)	$(2,974,171)
Class B	(4,359)	(83,010)	(40,146)	(785,249)
Class C	7,670	41,657	(254,182)	(5,013,441)
Class I	(433,204)	(8,597,278)	(3,121,124)	(61,771,346)
Class R1	7,130	137,656	4,048	78,282
Class R2	2,321	44,956	(6,287)	(127,472)
Class R3	2,883	55,882	(16,612)	(310,808)
Class R4	(18,106)	(345,960)	19,231	355,304
Class R6	253,295	4,238,400	(480,779)	(9,491,821)
	344,317	$5,229,997	(4,031,316)	$(80,040,722)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
20

MFS Low Volatility Equity Fund
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $1,033 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$917,917	$24,876,977	$24,839,003	$300	$(257)	$955,934
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$33,644	$—
21

MFS Low Volatility Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Low Volatility Global Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Low Volatility Global Equity Fund
Portfolio of Investments − 2/28/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.0%
General Dynamics Corp.	9,306	$ 2,350,696
Leidos Holdings, Inc.	8,754	1,137,757
Singapore Technologies Engineering Ltd.	1,101,200	4,414,769
		$7,903,222
Brokerage & Asset Managers – 0.5%
IG Group Holdings PLC	111,202	$ 1,334,853
Business Services – 4.7%
Accenture PLC, “A”	7,254	$ 2,528,019
CGI, Inc.	8,988	931,336
Compass Group PLC	66,335	2,322,985
Fiserv, Inc. (a)	8,220	1,937,372
Serco Group PLC	714,858	1,469,325
Sodexo	26,937	2,077,930
Sohgo Security Services Co. Ltd.	177,400	1,271,023
		$12,537,990
Computer Software – 8.1%
CCC Intelligent Holdings, Inc. (a)	323,981	$ 3,301,366
Check Point Software Technologies Ltd. (a)	6,332	1,394,686
Constellation Software, Inc.	1,871	6,449,367
Guidewire Software, Inc. (a)	11,399	2,294,847
Microsoft Corp.	14,879	5,906,814
Tyler Technologies, Inc. (a)	3,666	2,230,504
		$21,577,584
Computer Software - Systems – 3.3%
Apple, Inc.	6,320	$ 1,528,429
Hitachi Ltd.	88,600	2,242,427
SS&C Technologies Holdings, Inc.	22,506	2,004,159
Venture Corp. Ltd.	322,600	3,013,165
		$8,788,180
Construction – 0.6%
AvalonBay Communities, Inc., REIT	7,414	$ 1,676,899
Consumer Products – 4.8%
Colgate-Palmolive Co.	83,066	$ 7,573,127
Kimberly-Clark Corp.	20,793	2,952,814
Procter & Gamble Co.	12,265	2,132,148
		$12,658,089
Consumer Services – 0.4%
Booking Holdings, Inc.	225	$ 1,128,602
Containers – 0.4%
Viscofan S.A.	17,101	$ 1,080,349
LVOFS-SEM
1

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.2%
TE Connectivity PLC	21,300	$ 3,280,839
Electronics – 2.3%
Amano Corp.	122,000	$ 3,148,262
Analog Devices, Inc.	13,189	3,034,261
		$6,182,523
Energy - Integrated – 1.8%
Aker BP ASA	49,077	$ 1,020,238
Eni S.p.A.	73,601	1,067,448
PTT Exploration & Production Ltd.	488,100	1,535,467
TotalEnergies SE	18,332	1,104,690
		$4,727,843
Food & Beverages – 3.4%
General Mills, Inc.	49,915	$ 3,025,847
Mondelez International, Inc.	26,228	1,684,624
Nestle S.A.	16,830	1,623,822
PepsiCo, Inc.	17,273	2,650,887
		$8,985,180
Food & Drug Stores – 1.3%
Sundrug Co. Ltd.	50,000	$ 1,370,113
Tesco PLC	454,586	2,179,335
		$3,549,448
Forest & Paper Products – 0.4%
Suzano S.A.	106,000	$ 1,013,793
General Merchandise – 0.9%
Dollarama, Inc.	23,521	$ 2,452,167
Health Maintenance Organizations – 0.6%
Cigna Group	5,128	$ 1,583,783
Insurance – 7.3%
Ameriprise Financial, Inc.	3,537	$ 1,900,430
Chubb Ltd.	8,386	2,394,035
Everest Group Ltd.	11,146	3,936,990
Hartford Insurance Group, Inc.	10,189	1,205,155
MetLife, Inc.	30,306	2,611,771
Reinsurance Group of America, Inc.	13,102	2,655,644
Samsung Fire & Marine Insurance Co. Ltd.	10,286	2,696,138
Zurich Insurance Group AG	3,166	2,093,274
		$19,493,437
Interactive Media Services – 1.4%
Alphabet, Inc., “A”	21,934	$ 3,734,922
Leisure & Toys – 1.4%
Electronic Arts, Inc.	29,116	$ 3,759,458
2

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.5%
Eaton Corp. PLC	13,931	$ 4,086,241
Major Banks – 5.8%
DBS Group Holdings Ltd.	253,340	$ 8,625,046
JPMorgan Chase & Co.	19,912	5,269,711
Royal Bank of Canada	11,524	1,361,791
		$15,256,548
Medical & Health Technology & Services – 3.9%
HealthEquity, Inc. (a)	13,560	$ 1,488,346
McKesson Corp.	13,804	8,838,149
		$10,326,495
Medical Equipment – 0.9%
Becton, Dickinson and Co.	4,617	$ 1,041,272
Medtronic PLC	15,896	1,462,750
		$2,504,022
Natural Gas - Distribution – 1.3%
Atmos Energy Corp.	8,634	$ 1,313,490
Italgas S.p.A.	316,750	2,033,914
		$3,347,404
Natural Gas - Pipeline – 0.4%
Enbridge, Inc.	23,877	$ 1,020,105
Network & Telecom – 1.7%
Motorola Solutions, Inc.	10,359	$ 4,560,239
Other Banks & Diversified Financials – 3.2%
American Express Co.	4,757	$ 1,431,667
Banco de Oro Unibank, Inc.	793,070	2,051,308
Kasikornbank Co. Ltd.	442,500	1,961,775
Mastercard, Inc., “A”	2,543	1,465,556
Visa, Inc., “A”	4,011	1,454,830
		$8,365,136
Pharmaceuticals – 9.0%
AbbVie, Inc.	5,958	$ 1,245,401
Eli Lilly & Co.	2,785	2,563,955
Johnson & Johnson	35,261	5,818,770
Merck & Co., Inc.	33,739	3,112,423
Pfizer, Inc.	51,842	1,370,184
Roche Holding AG	20,178	6,720,655
Sanofi	10,731	1,168,494
Vertex Pharmaceuticals, Inc. (a)	3,883	1,863,025
		$23,862,907
Pollution Control – 1.5%
Republic Services, Inc.	16,273	$ 3,857,026
3

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 2.1%
Franco-Nevada Corp.	38,385	$ 5,479,099
Railroad & Shipping – 1.4%
Sankyu, Inc.	42,900	$ 1,679,123
West Japan Railway Co.	97,200	1,932,296
		$3,611,419
Restaurants – 2.9%
Jollibee Foods Corp.	1,150,260	$ 5,101,468
McDonald's Corp.	8,456	2,607,238
		$7,708,706
Specialty Chemicals – 0.4%
RPM International, Inc.	8,989	$ 1,113,647
Specialty Stores – 2.5%
AutoZone, Inc. (a)	369	$ 1,288,921
TJX Cos., Inc.	17,764	2,216,237
Walmart Stores, Inc.	31,524	3,108,581
		$6,613,739
Telecom Services – 7.2%
Advanced Info Service Public Co. Ltd.	514,900	$ 4,143,610
Comcast Corp., “A”	40,873	1,466,523
KDDI Corp.	156,900	5,122,171
Koninklijke KPN N.V.	1,445,327	5,517,459
Orange S.A.	114,925	1,376,365
Quebecor, Inc., “B”	64,867	1,481,842
		$19,107,970
Tobacco – 0.6%
British American Tobacco PLC	41,472	$ 1,610,414
Utilities - Electric Power – 5.5%
CLP Holdings Ltd.	597,000	$ 4,947,461
Duke Energy Corp.	19,189	2,254,516
Equatorial Energia S.A.	252,096	1,287,102
Equatorial Energia S.A. (a)	881	4,378
Evergy, Inc.	24,551	1,691,809
PG&E Corp.	89,813	1,467,545
Xcel Energy, Inc.	38,861	2,801,878
		$14,454,689
Total Common Stocks (Identified Cost, $189,512,041)		$264,334,967
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd. (Identified Cost, $2,703,154)	64,165	$ 1,966,178

4

MFS Low Volatility Global Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a) (Identified Cost, $0)	CAD 11.5	N/A	2,938	$ 0

Mutual Funds (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 4.38% (v) (Identified Cost, $7,894)	7,894	$ 7,894
Other Assets, Less Liabilities – (0.4)%		(988,073)
Net Assets – 100.0%		$265,320,966
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,894 and $266,301,145, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See Notes to Financial Statements
5

MFS Low Volatility Global Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $192,215,195)	$266,301,145
Investments in affiliated issuers, at value (identified cost, $7,894)	7,894
Cash	57,702
Foreign currency, at value (identified cost, $928)	915
Receivables for
Investments sold	605,717
Fund shares sold	319,045
Dividends	630,925
Receivable from investment adviser	1,290
Other assets	29,984
Total assets	$267,954,617
Liabilities
Payables for
Investments purchased	$233,342
Fund shares reacquired	2,065,253
Payable to affiliates
Administrative services fee	263
Shareholder servicing costs	37,697
Distribution and service fees	709
Payable for independent Trustees' compensation	1,173
Deferred foreign capital gains tax expense payable	204,457
Accrued expenses and other liabilities	90,757
Total liabilities	$2,633,651
Net assets	$265,320,966
Net assets consist of
Paid-in capital	$186,694,754
Total distributable earnings (loss)	78,626,212
Net assets	$265,320,966
Shares of beneficial interest outstanding	15,477,542
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$35,101,906	2,047,059	$17.15
Class B	199,767	11,755	16.99
Class C	3,766,181	222,303	16.94
Class I	103,533,087	6,035,001	17.16
Class R1	189,824	11,131	17.05
Class R2	201,040	11,718	17.16
Class R3	117,225	6,824	17.18
Class R4	114,817	6,691	17.16
Class R6	122,097,119	7,125,060	17.14
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.20 [100 / 94.25 x $17.15]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Low Volatility Global Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$2,611,276
Dividends from affiliated issuers	26,968
Other	3,456
Income on securities loaned	11
Foreign taxes withheld	(106,259)
Total investment income	$2,535,452
Expenses
Management fee	$740,048
Distribution and service fees	65,405
Shareholder servicing costs	72,339
Administrative services fee	24,289
Independent Trustees' compensation	3,368
Custodian fee	37,314
Shareholder communications	9,751
Audit and tax fees	35,481
Legal fees	662
Registration fees	65,260
Miscellaneous	19,405
Total expenses	$1,073,322
Reduction of expenses by investment adviser	(65,354)
Net expenses	$1,007,968
Net investment income (loss)	$1,527,484
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $74,808 foreign capital gains tax)	$10,306,568
Affiliated issuers	66
Foreign currency	(26,865)
Net realized gain (loss)	$10,279,769
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $20,996 increase in deferred foreign capital gains tax)	$(12,235,526)
Affiliated issuers	(184)
Translation of assets and liabilities in foreign currencies	(23,056)
Net unrealized gain (loss)	$(12,258,766)
Net realized and unrealized gain (loss)	$(1,978,997)
Change in net assets from operations	$(451,513)
See Notes to Financial Statements
7

MFS Low Volatility Global Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24
Change in net assets
From operations
Net investment income (loss)	$1,527,484	$4,147,620
Net realized gain (loss)	10,279,769	13,582,440
Net unrealized gain (loss)	(12,258,766)	34,275,322
Change in net assets from operations	$(451,513)	$52,005,382
Total distributions to shareholders	$(17,655,472)	$(4,895,205)
Change in net assets from fund share transactions	$4,923,047	$(87,177,586)
Total change in net assets	$(13,183,938)	$(40,067,409)
Net assets
At beginning of period	278,504,904	318,572,313
At end of period	$265,320,966	$278,504,904
See Notes to Financial Statements
8

MFS Low Volatility Global Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.34	$15.08	$14.14	$17.04	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.22	$0.19	$0.17	$0.23
Net realized and unrealized gain (loss)	(0.12)	3.31	1.25	(1.64)	2.90	0.39
Total from investment operations	$(0.04)	$3.53	$1.47	$(1.45)	$3.07	$0.62
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.19)	$(0.16)	$(0.21)	$(0.27)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.15)	$(0.27)	$(0.53)	$(1.45)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$17.15	$18.34	$15.08	$14.14	$17.04	$14.18
Total return (%) (r)(s)(t)(x)	(0.18)(n)	23.65	10.67	(9.35)	21.83	4.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.07	1.03	1.05	1.04	1.05
Expenses after expense reductions	0.99(a)	1.01	0.99	0.99	0.99	0.99
Net investment income (loss)	0.89(a)	1.38	1.50	1.23	1.14	1.68
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$35,102	$36,129	$33,745	$25,531	$25,815	$23,494

See Notes to Financial Statements
9

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.18	$14.94	$14.00	$16.90	$14.08	$13.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	(0.12)	3.28	1.24	(1.62)	2.86	0.40
Total from investment operations	$(0.11)	$3.38	$1.35	$(1.55)	$2.92	$0.52
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.07)	$(0.07)	$(0.06)	$(0.10)	$(0.17)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.08)	$(0.14)	$(0.41)	$(1.35)	$(0.10)	$(0.26)
Net asset value, end of period (x)	$16.99	$18.18	$14.94	$14.00	$16.90	$14.08
Total return (%) (r)(s)(t)(x)	(0.61)(n)	22.73	9.90	(10.03)	20.88	3.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.82	1.78	1.80	1.78	1.80
Expenses after expense reductions	1.74(a)	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.15(a)	0.63	0.75	0.48	0.40	0.88
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$200	$229	$361	$438	$475	$410
Class C	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.13	$14.91	$13.98	$16.88	$14.05	$13.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	(0.12)	3.27	1.24	(1.62)	2.88	0.39
Total from investment operations	$(0.11)	$3.37	$1.35	$(1.55)	$2.94	$0.51
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.08)	$(0.06)	$(0.11)	$(0.17)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.08)	$(0.15)	$(0.42)	$(1.35)	$(0.11)	$(0.26)
Net asset value, end of period (x)	$16.94	$18.13	$14.91	$13.98	$16.88	$14.05
Total return (%) (r)(s)(t)(x)	(0.59)(n)	22.73	9.89	(10.04)	21.00	3.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.82	1.78	1.80	1.79	1.80
Expenses after expense reductions	1.74(a)	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.15(a)	0.62	0.74	0.49	0.39	0.90
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$3,766	$3,902	$3,405	$3,001	$3,133	$3,261

See Notes to Financial Statements
10

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.35	$15.09	$14.14	$17.05	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.27	$0.26	$0.24	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.12)	3.30	1.25	(1.66)	2.90	0.39
Total from investment operations	$(0.02)	$3.57	$1.51	$(1.42)	$3.11	$0.65
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.24)	$(0.22)	$(0.20)	$(0.24)	$(0.30)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.17)	$(0.31)	$(0.56)	$(1.49)	$(0.24)	$(0.39)
Net asset value, end of period (x)	$17.16	$18.35	$15.09	$14.14	$17.05	$14.18
Total return (%) (r)(s)(t)(x)	(0.05)(n)	23.94	11.02	(9.18)	22.21	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.82	0.78	0.80	0.79	0.80
Expenses after expense reductions	0.74(a)	0.76	0.74	0.74	0.74	0.75
Net investment income (loss)	1.16(a)	1.65	1.77	1.53	1.38	1.88
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$103,533	$118,460	$179,777	$124,266	$102,723	$106,849
Class R1	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.24	$15.00	$14.07	$16.97	$14.13	$13.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.10	$0.11	$0.07	$0.06	$0.12
Net realized and unrealized gain (loss)	(0.12)	3.29	1.24	(1.63)	2.89	0.39
Total from investment operations	$(0.11)	$3.39	$1.35	$(1.56)	$2.95	$0.51
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.08)	$(0.05)	$(0.11)	$(0.17)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.08)	$(0.15)	$(0.42)	$(1.34)	$(0.11)	$(0.26)
Net asset value, end of period (x)	$17.05	$18.24	$15.00	$14.07	$16.97	$14.13
Total return (%) (r)(s)(t)(x)	(0.59)(n)	22.74	9.82	(10.00)	20.96	3.74
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.79(a)	1.82	1.78	1.80	1.78	1.80
Expenses after expense reductions	1.74(a)	1.76	1.74	1.74	1.74	1.75
Net investment income (loss)	0.14(a)	0.62	0.74	0.48	0.40	0.90
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$190	$182	$140	$130	$149	$109

See Notes to Financial Statements
11

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.35	$15.09	$14.14	$17.04	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.18	$0.18	$0.15	$0.15	$0.19
Net realized and unrealized gain (loss)	(0.13)	3.31	1.26	(1.65)	2.88	0.40
Total from investment operations	$(0.07)	$3.49	$1.44	$(1.50)	$3.03	$0.59
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.16)	$(0.15)	$(0.11)	$(0.17)	$(0.24)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.12)	$(0.23)	$(0.49)	$(1.40)	$(0.17)	$(0.33)
Net asset value, end of period (x)	$17.16	$18.35	$15.09	$14.14	$17.04	$14.18
Total return (%) (r)(s)(t)(x)	(0.32)(n)	23.33	10.46	(9.63)	21.56	4.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.29(a)	1.32	1.28	1.30	1.28	1.30
Expenses after expense reductions	1.24(a)	1.26	1.24	1.24	1.24	1.25
Net investment income (loss)	0.64(a)	1.12	1.25	0.98	0.94	1.37
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$201	$207	$166	$137	$263	$170
Class R3	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.38	$15.11	$14.16	$17.06	$14.20	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.22	$0.22	$0.19	$0.18	$0.23
Net realized and unrealized gain (loss)	(0.13)	3.32	1.26	(1.64)	2.89	0.39
Total from investment operations	$(0.05)	$3.54	$1.48	$(1.45)	$3.07	$0.62
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.20)	$(0.19)	$(0.16)	$(0.21)	$(0.27)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.15)	$(0.27)	$(0.53)	$(1.45)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$17.18	$18.38	$15.11	$14.16	$17.06	$14.20
Total return (%) (r)(s)(t)(x)	(0.24)(n)	23.67	10.72	(9.34)	21.81	4.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.07	1.03	1.05	1.04	1.05
Expenses after expense reductions	0.99(a)	1.01	0.99	0.99	0.99	1.00
Net investment income (loss)	0.89(a)	1.37	1.50	1.23	1.15	1.65
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$117	$117	$104	$92	$98	$79

See Notes to Financial Statements
12

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.36	$15.09	$14.15	$17.05	$14.18	$13.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.26	$0.25	$0.23	$0.21	$0.26
Net realized and unrealized gain (loss)	(0.13)	3.32	1.25	(1.64)	2.90	0.39
Total from investment operations	$(0.03)	$3.58	$1.50	$(1.41)	$3.11	$0.65
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.24)	$(0.22)	$(0.20)	$(0.24)	$(0.30)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.17)	$(0.31)	$(0.56)	$(1.49)	$(0.24)	$(0.39)
Net asset value, end of period (x)	$17.16	$18.36	$15.09	$14.15	$17.05	$14.18
Total return (%) (r)(s)(t)(x)	(0.10)(n)	24.01	10.94	(9.12)	22.21	4.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.82	0.78	0.80	0.79	0.81
Expenses after expense reductions	0.74(a)	0.76	0.74	0.74	0.74	0.75
Net investment income (loss)	1.14(a)	1.62	1.75	1.47	1.40	1.89
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$115	$115	$93	$84	$92	$75
Class R6	Six months ended	Year ended
	2/28/25 (unaudited)	8/31/24	8/31/23	8/31/22	8/31/21	8/31/20
Net asset value, beginning of period	$18.34	$15.07	$14.13	$17.03	$14.17	$13.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.27	$0.27	$0.24	$0.22	$0.27
Net realized and unrealized gain (loss)	(0.13)	3.32	1.24	(1.64)	2.90	0.40
Total from investment operations	$(0.02)	$3.59	$1.51	$(1.40)	$3.12	$0.67
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.25)	$(0.23)	$(0.21)	$(0.26)	$(0.32)
From net realized gain	(1.00)	(0.07)	(0.34)	(1.29)	—	(0.09)
Total distributions declared to shareholders	$(1.18)	$(0.32)	$(0.57)	$(1.50)	$(0.26)	$(0.41)
Net asset value, end of period (x)	$17.14	$18.34	$15.07	$14.13	$17.03	$14.17
Total return (%) (r)(s)(t)(x)	(0.06)(n)	24.15	11.04	(9.06)	22.25	4.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.74	0.69	0.72	0.71	0.73
Expenses after expense reductions	0.65(a)	0.67	0.66	0.66	0.67	0.67
Net investment income (loss)	1.22(a)	1.71	1.83	1.54	1.44	2.01
Portfolio turnover rate	12(n)	32	25	46	36	43
Net assets at end of period (000 omitted)	$122,097	$119,164	$100,782	$85,277	$94,987	$84,631

See Notes to Financial Statements
13

MFS Low Volatility Global Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Low Volatility Global Equity Fund (the fund) is a diversified series of MFS Series Trust I (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund’s adviser acts as the segment’s CODM.  The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be
15

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$150,402,129	$—	$—	$150,402,129
Canada	19,175,707	0	—	19,175,707
Japan	3,049,236	13,716,179	—	16,765,415
Singapore	—	16,052,980	—	16,052,980
Switzerland	1,623,822	8,813,929	—	10,437,751
United Kingdom	3,079,739	5,837,173	—	8,916,912
Thailand	5,679,077	1,961,775	—	7,640,852
Philippines	7,152,776	—	—	7,152,776
France	1,376,365	4,351,114	—	5,727,479
Other Countries	17,279,142	6,750,002	—	24,029,144
Investment Companies	7,894	—	—	7,894
Total	$208,825,887	$57,483,152	$—	$266,309,039
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund
16

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At February 28, 2025, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/24
Ordinary income (including any short-term capital gains)	$3,825,640
Long-term capital gains	1,069,565
Total distributions	$4,895,205
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/25
Cost of investments	$188,729,307
Gross appreciation	80,232,647
Gross depreciation	(2,652,915)
Net unrealized appreciation (depreciation)	$77,579,732
As of 8/31/24
Undistributed ordinary income	1,410,019
Undistributed long-term capital gain	12,680,735
Other temporary differences	(164,441)
Net unrealized appreciation (depreciation)	82,806,884
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/25	Year ended 8/31/24
Class A	$2,281,971	$521,999
Class B	12,918	2,672
Class C	229,756	33,277
Class I	7,009,873	2,271,529
Class R1	10,816	1,427
Class R2	12,277	2,518
Class R3	7,294	1,701
Class R4	7,337	1,885
Class R6	8,083,230	2,058,197
Total	$17,655,472	$4,895,205
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.525%
In excess of $2.5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this management fee reduction amounted to $18,373, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
18

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.99%	1.74%	1.74%	0.74%	1.74%	1.24%	0.99%	0.74%	0.68%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2025. For the six months ended February 28, 2025, this reduction amounted to $46,981, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,473 for the six months ended February 28, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 43,978
Class B	0.75%	0.25%	1.00%	1.00%	1,074
Class C	0.75%	0.25%	1.00%	1.00%	18,809
Class R1	0.75%	0.25%	1.00%	1.00%	904
Class R2	0.25%	0.25%	0.50%	0.50%	497
Class R3	—	0.25%	0.25%	0.25%	143
Total Distribution and Service Fees					$65,405
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended February 28, 2025.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2025, were as follows:
Amount
Class A	$643
Class B	—
Class C	—
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2025, the fee was $3,203, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $69,136.
19

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2025 was equivalent to an annual effective rate of 0.0181% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	4	$68
8/19/2024	Redemption	Class C	2	43
8/19/2024	Redemption	Class I	3	62
At February 28, 2025, MFS held approximately 52%, 55%, 54%, and 96% of the outstanding shares of Class B, Class R1, Class R2, and Class R3, respectively, and 100% of the outstanding shares of Class R4.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2025, this reimbursement amounted to $3,408, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended February 28, 2025, purchases and sales of investments, other than short-term obligations, aggregated $32,723,899 and $41,085,890, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	138,063	$2,441,980	298,784	$4,938,424
Class C	17,432	298,531	19,881	304,086
Class I	426,040	7,405,990	1,796,551	28,910,466
Class R1	584	10,007	547	8,664
Class R2	135	2,370	590	9,288
Class R3	44	750	49	769
Class R6	715,108	12,720,889	886,710	14,217,584
	1,297,406	$22,880,517	3,003,112	$48,389,281
20

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/25		Year ended 8/31/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	134,060	$2,281,471	32,742	$521,883
Class B	767	12,918	170	2,672
Class C	13,674	229,756	2,106	33,277
Class I	367,429	6,258,879	124,908	1,980,918
Class R1	639	10,816	90	1,427
Class R2	721	12,277	158	2,518
Class R3	428	7,294	107	1,701
Class R4	430	7,337	119	1,885
Class R6	464,510	7,901,530	125,945	2,005,343
	982,658	$16,722,278	286,345	$4,551,624
Shares reacquired
Class A	(194,563)	$(3,356,298)	(599,627)	$(9,309,329)
Class B	(1,628)	(27,738)	(11,734)	(186,337)
Class C	(24,023)	(412,289)	(35,123)	(555,979)
Class I	(1,212,756)	(21,272,254)	(7,382,606)	(111,270,128)
Class R1	(44)	(802)	(9)	(144)
Class R2	(429)	(7,786)	(468)	(7,379)
Class R3	(13)	(246)	(648)	(9,689)
Class R6	(553,774)	(9,602,335)	(1,199,406)	(18,779,506)
	(1,987,230)	$(34,679,748)	(9,229,621)	$(140,118,491)
Net change
Class A	77,560	$1,367,153	(268,101)	$(3,849,022)
Class B	(861)	(14,820)	(11,564)	(183,665)
Class C	7,083	115,998	(13,136)	(218,616)
Class I	(419,287)	(7,607,385)	(5,461,147)	(80,378,744)
Class R1	1,179	20,021	628	9,947
Class R2	427	6,861	280	4,427
Class R3	459	7,798	(492)	(7,219)
Class R4	430	7,337	119	1,885
Class R6	625,844	11,020,084	(186,751)	(2,556,579)
	292,834	$4,923,047	(5,940,164)	$(87,177,586)
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2025, the fund’s commitment fee and interest expense were $612 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
21

MFS Low Volatility Global Equity Fund
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended February 28, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$855,541	$16,800,316	$17,647,845	$66	$(184)	$7,894
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$26,968	$—
22

MFS Low Volatility Global Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust I, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	67,165,492,016.094	1,354,754,245.388
John A. Caroselli	67,291,526,654.790	1,228,719,606.692
Maureen R. Goldfarb	67,506,195,738.974	1,014,050,522.508
Peter D. Jones	67,337,108,189.976	1,183,138,071.506
John P. Kavanaugh	67,373,020,199.186	1,147,226,062.296
James W. Kilman, Jr.	67,473,067,687.765	1,047,178,573.716
Clarence Otis, Jr.	67,287,391,540.278	1,232,854,721.203
Michael W. Roberge	67,427,546,783.552	1,092,699,477.929
Maryanne L. Roepke	67,549,249,415.671	970,996,845.811
Paula E. Smith	67,644,459,438.194	875,786,823.288
Laurie J. Thomsen	67,503,295,862.042	1,016,950,399.439
Darrell A. Williams	67,492,374,142.861	1,027,872,118.621
23

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Low Volatility Global Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Low Volatility Global Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
24

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST I

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 14, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 14, 2025

*  Print name and title of each signing officer under his or her signature.